(front cover)

Undiscovered Managers Funds

Semi-Annual Report
February 29, 2000

Undiscovered Managers
Behavioral Growth Fund

Undiscovered Managers
Behavioral Value Fund

Undiscovered Managers
Behavioral Long/Short Fund

Undiscovered Managers
REIT Fund

Undiscovered Managers
Special Small Cap Fund

Undiscovered Managers
Small Cap Value Fund

Undiscovered Managers
Hidden Value Fund

Undiscovered Managers
All Cap Value Fund

Undiscovered Managers
Core Equity Fund

UM International Small Cap Equity Fund

UM International Equity Fund

                                   (UM logo)

                               Investment Adviser
                           Undiscovered Managers, LLC
                       700 North Pearl Street, Suite 1700
                              Dallas, Texas 75201

                                  Distributor
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                          West Conshohocken, PA 19428

                                 Legal Counsel
                                 Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110

                                 Transfer Agent
                                   PFPC Inc.
                              4400 Computer Drive
                        Westborough, Massachusetts 01581

                              Independent Auditors
                             Deloitte & Touche LLP
                           116-300 Village Boulevard
                          Princeton, New Jersey 08540

                                   Custodians
                              The Bank of New York
                                 48 Wall Street
                            New York, New York 10286

                            Custodial Trust Company
                              101 Carnegie Center
                          Princeton, New Jersey 08540

To Our Shareholders:

The past six months have been as exciting as they have been busy at Undiscovered Managers. Our assets have continued to grow at a remarkable rate, making our fund family one of the nation's fastest growing. More importantly, our funds have continued to provide strong performance for our clients.

As a result of this performance, and our commitment to service our clients as best as we possibly can, our assets grew nearly 100% during the past six months-from approximately $189mm to $376mm.

Also noteworthy, we now have our own group heading in the newspaper-UM Funds. Under this heading you will now find the REIT Institutional Class Fund. It will be listed as "REIT," joining the Institutional Class Behavioral Growth Fund (which is listed as "BehavGr") and the Institutional Class Small Cap Value Fund ("SmCpVal").

In addition to the enclosed information, we invite you to visit our web site, www.undiscoveredmanagers.com, for more up-to-date and detailed information on Undiscovered Managers Funds. As always, please do not hesitate to contact the Investor Services Group at (888) 242-3514 if you have any questions or need additional information.

We hope that the next six months will be as exciting as the past six here at Undiscovered Managers. We know they will be just as busy, as we continue to try to help provide our shareholders with excellent service and outstanding products.

Sincerely,



Mark P. Hurley
President and Chief Executive Officer
Undiscovered Managers, LLC

Past performance is no guarantee of future results. Investment return and principal value of mutual funds will vary with market conditions, so that shares, when redeemed, may be worth more or less than their original cost.

(2) Small company stocks may be subject to a higher degree of market risk than the securities of more established companies.

(3) REIT funds may be subject to a higher degree of market risk than diversified funds because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers.

Distributor: Provident Distributors, Inc. Date of First Use: 5/1/00

UNDISCOVERED MANAGERS(TM)
BEHAVIORAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2000 (UNAUDITED)

                                                                                   VALUE
Shares                                                                            (NOTE 2)
------                                                                          -------------
COMMON STOCKS--97.12%
             ADVERTISING--3.65%
    44,000   Modem Media Poppe Tyson, Inc.*                                     $   3,492,500
    41,800   TMP Worldwide, Inc.*                                                   5,682,187
                                                                                -------------
                                                                                    9,174,687
                                                                                -------------

             BUILDING & CONSTRUCTION--1.06%
    76,800   American Standard Companies, Inc.*                                     2,678,400
                                                                                -------------

             BUSINESS SERVICES--2.68%
    99,500   Robert Half International, Inc.                                        4,203,875
    66,800   Viant Corp.*                                                           2,534,225
                                                                                -------------
                                                                                    6,738,100
                                                                                -------------

             COMPUTER HARDWARE & SOFTWARE--19.27%
    72,500   Adaptec, Inc.*                                                         2,972,500
    99,900   Autodesk, Inc.                                                         4,464,281
    67,400   Bell & Howell Co.*                                                     2,207,350
    21,100   F5 Networks, Inc.*                                                     1,899,000
   142,400   FileNET Corp.*                                                         6,096,500
   130,400   Hyperion Solutions Corp.*                                              6,438,500
    30,700   Lexmark International Group, Inc., Class A*                            3,660,975
   184,400   Progress Software Corp.*                                               4,598,475
   100,300   Project Software & Development, Inc.*                                  7,766,981
   233,200   Sybase, Inc.*                                                          5,844,575
    61,000   Xircom, Inc.*                                                          2,533,406
                                                                                -------------
                                                                                   48,482,543
                                                                                -------------

             CONSUMER PRODUCTS--3.60%
   137,200   Church & Dwight Co., Inc.                                              2,340,975
    74,175   Fossil, Inc.*                                                          1,682,845
   147,100   NBTY, Inc.*                                                            2,068,594
    54,500   Whirlpool Corp.                                                        2,960,031
                                                                                -------------
                                                                                    9,052,445
                                                                                -------------

             ELECTRONICS--16.57%
    88,400   AVX Corp.                                                              5,613,400
   115,700   Conexant Systems, Inc.*                                               11,367,525
    42,200   RF Micro Devices, Inc.*                                                5,836,788
   137,600   Semtech Corp.*                                                         8,600,000
   210,200   Sensormatic Electronics Corp.*                                         3,993,800
   157,400   Varian, Inc.*                                                          6,276,325
                                                                                -------------
                                                                                   41,687,838
                                                                                -------------

                       See Notes to Financial Statements.

             ENTERTAINMENT--1.60%
    60,400   Westwood One, Inc.*                                                    4,035,475
                                                                                -------------

             FOOD & BEVERAGE--0.65%
   130,100   IBP, Inc.                                                              1,626,250
                                                                                -------------

             HOTELS & CASINOS--0.71%
    90,008   MGM Grand, Inc.*                                                       1,788,909
                                                                                -------------

             LEISURE--0.39%
   119,000   Players International, Inc.*                                             978,031
                                                                                -------------

             MACHINERY--2.46%
    77,800   Kulicke & Soffa Industries, Inc.*                                      6,185,100
                                                                                -------------

             MEDICAL PRODUCTS--6.77%
   106,200   Allergan, Inc.                                                         5,343,188
    55,200   Jones Pharma, Inc.                                                     3,960,600
    85,300   Universal Health Services, Inc., Class B                               3,316,038
   110,800   Varian Medical Systems, Inc.                                           4,425,075
                                                                                -------------
                                                                                   17,044,901
                                                                                -------------

             OIL, GAS & PETROLEUM--1.86%
    81,900   BJ Services Co.*                                                       4,673,419
                                                                                -------------

             PUBLISHING--1.60%
   117,500   Reader's Digest Association, Inc., Class A                             4,039,062
                                                                                -------------

             RETAIL--3.02%
   101,000   BJ's Wholesale Club, Inc.*                                             3,131,000
    72,500   Too, Inc.*                                                             1,740,000
    72,700   Zale Corp.*                                                            2,735,338
                                                                                -------------
                                                                                    7,606,338
                                                                                -------------

             SEMICONDUCTORS--14.55%
   104,300   Electroglas, Inc.*                                                     4,041,625
   212,900   ESS Technology, Inc.*                                                  3,313,256
    53,400   GlobeSpan, Inc.*                                                       4,031,700
   112,800   QLogic Corp.*                                                         17,596,800
   213,200   S3, Inc.*                                                              3,397,875
   167,000   Silicon Valley Group, Inc.*                                            4,227,188
                                                                                -------------
                                                                                   36,608,444
                                                                                -------------

                       See Notes to Financial Statements.

             TELECOMMUNICATIONS--16.68%
    68,900   Apex Inc.*                                                             3,091,887
    53,100   Carrier Access Corp.*                                                  3,013,425
    60,100   Copper Mountain Networks, Inc.*                                        5,224,944
   159,000   Corsair Communications, Inc.*                                          4,531,500
    67,600   Ditech Communications Corp.*                                           7,385,300
    21,564   JDS Uniphase Corp.*                                                    5,687,505
   126,700   Paradyne Networks, Inc.*                                               5,669,825
    71,600   Scientific-Atlanta, Inc.                                               7,352,425
     1,600   Spectrian Corp.*                                                          36,800
                                                                                -------------
                                                                                   41,993,611
                                                                                -------------


             TOTAL COMMON STOCKS--97.12%                                          244,393,553
              (Cost $165,090,991)                                               -------------

TOTAL INVESTMENTS--97.12%                                                         244,393,553
(Cost $165,090,991)                                                             -------------

NET OTHER ASSETS AND LIABILITIES--2.88%                                             7,259,921
                                                                                -------------

NET ASSETS--100.00%                                                             $ 251,653,474
                                                                                =============

    ------------------------------------------------------
         *   Non-income producing security


                       See Notes to Financial Statements.

UNDISCOVERED MANAGERS(TM)
BEHAVIORAL VALUE FUND
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2000 (UNAUDITED)

                                                                                     VALUE
Shares                                                                              (NOTE 2)
------                                                                            ------------
COMMON STOCKS--94.46%
              ADVERTISING--2.29%
     8,800    ADVO, Inc.                                                          $    244,200
                                                                                  ------------

              AEROSPACE & DEFENSE--0.81%
     9,700    BE Aerospace, Inc.*                                                       86,087
                                                                                  ------------

              AIRLINES/AIR TRANSPORTATION--1.24%
     9,900    America West Holdings Corp.*                                             132,412
                                                                                  ------------

              AUTOMOBILE--0.27%
     3,900    Titan International, Inc.                                                 28,762
                                                                                  ------------

              BUILDING & CONSTRUCTION--1.19%
     3,200    Rayonier, Inc.                                                           127,200
                                                                                  ------------

              BUSINESS SERVICES--5.13%
     9,900    Harland (John H.) Co.                                                    152,831
    12,100    Precision Response Corp.*                                                285,862
     8,100    Romac International, Inc.*                                               109,350
                                                                                  ------------
                                                                                       548,043
                                                                                  ------------

              CHEMICALS--2.11%
    18,000    Airgas, Inc.*                                                            124,875
     7,400    Engelhard Corp.                                                          100,825
                                                                                  ------------
                                                                                       225,700
                                                                                  ------------

              COMPUTER HARDWARE & SOFTWARE--9.71%
    20,600    Concurrent Computer Corp.                                                368,225
    17,800    Mentor Graphics Corp.*                                                   304,825
     7,300    Seagate Technology, Inc.*                                                364,087
                                                                                  ------------
                                                                                     1,037,137
                                                                                  ------------

              CONSUMER PRODUCTS--4.01%
    26,000    Acclaim Entertainment, Inc.*                                             129,187
    19,800    Central Garden & Pet Co.*                                                190,575
     6,300    Tupperware Corp.                                                         108,281
                                                                                  ------------
                                                                                       428,043
                                                                                  ------------

              ELECTRONICS--11.56%
    18,600    Cirrus Logic, Inc.*                                                      387,112
     7,000    Digi International, Inc.*                                                 78,750
     9,200    Integrated Device Technology, Inc.*                                      339,250
     7,000    Three Five Systems, Inc.*                                                429,625
                                                                                  ------------
                                                                                     1,234,737
                                                                                  ------------

                       See Notes to Financial Statements.

              ENTERTAINMENT--1.91%
    19,300    Aldila, Inc.*                                                             32,569
    22,800    Topps Company (The), Inc.*                                               171,000
                                                                                  ------------
                                                                                       203,569
                                                                                  ------------

              FINANCIAL SERVICES--7.19%
     4,100    Bank United Corp., Class A                                               107,369
    10,400    Doral Financial Corp.                                                    102,050
    13,500    First American Financial Corp.                                           156,937
     5,900    Hibernia Corp.                                                            53,469
     5,000    Phoenix Investment Partners                                               35,937
     4,650    PMI Group (The), Inc.                                                    168,853
    14,260    Republic Bancorp, Inc.                                                   114,080
     1,900    Roslyn Bancorp, Inc.                                                      29,213
                                                                                  ------------
                                                                                       767,908
                                                                                  ------------

              FOOD & BEVERAGE--1.20%
    12,500    Lance, Inc.                                                              128,125
                                                                                  ------------

              HEALTH CARE SERVICES--1.04%
    24,700    Caremark Rx, Inc.*                                                       111,150
                                                                                  ------------

              LEISURE--1.70%
    15,100    Callaway Golf Co.                                                        181,200
                                                                                  ------------

              MANUFACTURING--6.03%
    18,300    Foamex International, Inc.*                                              155,550
     8,900    Lincoln Electric Holdings, Inc.                                          173,550
    23,200    RTI International Metals, Inc.*                                          163,850
    13,000    Unova, Inc.*                                                             150,313
                                                                                  ------------
                                                                                       643,263
                                                                                  ------------

              MEDICAL PRODUCTS--4.85%
    13,850    IVAX Corp.                                                               315,088
    18,400    Owens & Minor, Inc.                                                      202,400
                                                                                  ------------
                                                                                       517,488
                                                                                  ------------

              OIL, GAS & PETROLEUM--6.24%
    13,900    EEX Corp.                                                                 33,881
    36,600    Newpark Resources, Inc.*                                                 285,938
    41,600    OMI Corp.*                                                               158,600
    23,000    Seitel, Inc.*                                                            188,313
                                                                                  ------------
                                                                                       666,732
                                                                                  ------------

              PUBLISHING--1.42%
     8,300    Banta Corp.                                                              151,475
                                                                                  ------------

              RESTAURANTS--3.87%
    24,700    Avado Brands, Inc.                                                       107,291
     8,700    Darden Restaurants, Inc.                                                 114,731
    10,100    RARE Hospitality International, Inc.*                                    190,638
                                                                                  ------------
                                                                                       412,660
                                                                                  ------------

                       See Notes to Financial Statements.

              RETAIL--14.27%
     9,800    Enesco Group, Inc.                                                        71,050
     3,000    Footstar, Inc.*                                                           74,063
    17,500    Gadzooks, Inc.*                                                          278,906
     4,906    Limited (The), Inc.                                                      166,804
    30,300    OfficeMax, Inc.*                                                         213,994
    14,700    Paul Harris Stores, Inc.*                                                 63,394
    34,900    PETsMART, Inc.*                                                          115,606
    31,100    Pier 1 Imports, Inc.                                                     272,125
     9,600    Ross Stores, Inc.                                                        139,200
    11,200    Saks, Inc.*                                                              128,800
                                                                                  ------------
                                                                                     1,523,942
                                                                                  ------------

              TELECOMMUNICATIONS--5.58%
    16,500    Intervoice, Inc.*                                                        596,063
                                                                                  ------------

              TRANSPORTATION--0.84%
     4,300    Overseas Shipholding Group, Inc.                                          89,494
                                                                                  ------------

              TOTAL COMMON STOCKS--94.46%                                           10,085,390
              (Cost $9,228,098)                                                   ------------

TOTAL INVESTMENTS--94.46%                                                           10,085,390
(Cost $9,228,098)                                                                 ------------

NET OTHER ASSETS AND LIABILITIES--5.54%                                                591,908
                                                                                  ------------

NET ASSETS--100.00%                                                               $ 10,677,298
                                                                                  ============


    --------------------------------------------------
         *    Non-income producing security



                       See Notes to Financial Statements.

UNDISCOVERED MANAGERS(TM)
BEHAVIORAL LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2000 (UNAUDITED)

                                                                 VALUE
  SHARES                                                       (NOTE 2)
  ------                                                      -----------

COMMON STOCKS--96.39%
             ADVERTISING--1.01%
       400   TMP Worldwide, Inc.*                             $    54,375
                                                              -----------

             AEROSPACE & DEFENSE-0.93%
     1,100   Northrop Grumman Corp.                                49,981
                                                              -----------

             AUTOMOBILE--1.04%
     1,300   PACCAR, Inc.                                          55,981
                                                              -----------

             BUILDING & CONSTRUCTION--1.16%
     1,800   American Standard Companies, Inc.*                    62,775
                                                              -----------

             BUSINESS SERVICES--4.73%
     7,400   Data Broadcasting Corp.*                              73,075
     3,000   Harland (John H.) Co.                                 46,312
     1,900   NOVA Corp.*                                           43,819
     2,300   Precision Response Corp.*                             54,338
     1,000   Viant Corp.*                                          37,937
                                                              -----------
                                                                  255,481
                                                              -----------

             CHEMICALS--2.92%
       900   Eastman Kodak Co.                                     51,581
     1,400   Rohm and Haas Co.                                     56,525
     3,600   Solutia, Inc.                                         49,725
                                                              -----------
                                                                  157,831
                                                              -----------

             COMPUTER HARDWARE & SOFTWARE--16.78%
     1,800   Adaptec, Inc.*                                        73,800
     1,300   Autodesk, Inc.                                        58,094
       800   BISYS Group (The), Inc.*                              41,250
     1,700   Compaq Computer Corp.                                 42,287
       700   Computer Associates International, Inc.               45,019
       900   Electronic Data Systems Corp.                         58,275
     2,400   Hyperion Solutions Corp.*                            118,500
     1,000   Project Software & Development, Inc.*                 77,437
     1,300   Seagate Technology, Inc.*                             64,837
     3,200   Sybase, Inc.*                                         80,200
     3,066   Three-Five Systems, Inc.*                            188,176
     1,400   Xircom, Inc.*                                         58,144
                                                              -----------
                                                                  906,019
                                                              -----------

             CONSUMER PRODUCTS--1.67%
     2,100   Tupperware Corp.                                      36,094
     1,000   Whirlpool Corp.                                       54,312
                                                              -----------
                                                                   90,406
                                                              -----------


                       See Notes to Financial Statements.

             ELECTRONICS--9.47%
     1,900   Arrow Electronics, Inc.                               57,475
       800   AVX Corp.                                             50,800
       800   Conexant Systems, Inc.*                               78,600
     4,800   Digi International, Inc.*                             54,000
     1,400   SCI Systems, Inc.*                                    56,350
     2,600   Semtech Corp.*                                       162,500
     1,200   Vishay Intertechnology, Inc.*                         51,600
                                                              -----------
                                                                  511,325
                                                              -----------

             ENERGY & UTILITIES--1.90%
     1,800   Alliant Energy Corp.                                  50,625
     2,100   GPU, Inc.                                             52,237
                                                              -----------
                                                                  102,862
                                                              -----------

             ENTERTAINMENT--1.01%
     7,300   Topps Company (The), Inc.*                            54,750
                                                              -----------

             FINANCIAL SERVICES--1.75%
     1,800   Bank One Corp.                                        46,463
     1,500   UnionBanCal Corp.                                     48,187
                                                              -----------
                                                                   94,650
                                                              -----------

             FOOD & BEVERAGE--1.60%
     2,600   IBP, Inc.                                             32,500
     1,900   Ralston-Ralston Purina Group                          53,794
                                                              -----------
                                                                   86,294
                                                              -----------

             HEALTH CARE SERVICES--1.66%
     9,400   Caremark Rx, Inc.*                                    42,300
       700   Wellpoint Health Networks, Inc.*                      47,250
                                                              -----------
                                                                   89,550
                                                              -----------

             INSURANCE--4.70%
     1,100   Allmerica Financial Corp.                             45,925
       700   CIGNA Corp.                                           51,669
     1,500   Hartford Life, Inc., Class A                          53,063
     2,000   MONY Group, Inc.                                      57,250
     2,000   Nationwide Financial Services, Inc., Class A          46,125
                                                              -----------
                                                                  254,032
                                                              -----------

             LEISURE--1.80%
     2,700   Brunswick Corp.                                       47,756
     4,100   Callaway Golf Co.                                     49,200
                                                              -----------
                                                                   96,956
                                                              -----------

             MANUFACTURING--4.32%
       400   Corning, Inc.                                         75,200
     3,400   Hasbro, Inc.                                          53,550
     1,200   Nucor Corp.                                           59,625
     3,900   UNOVA, Inc.*                                          45,094
                                                              -----------
                                                                  233,469
                                                              -----------

             MEDICAL INFORMATION SYSTEMS--2.03%
     3,100   Cerner Corp.*                                        109,856
                                                              -----------

             MEDICAL PRODUCTS--2.89%
     2,000   Allergan, Inc.                                       100,625
     1,700   Abbott Laboratories                                   55,675
                                                              -----------
                                                                  156,300
                                                              -----------

             PUBLISHING--1.04%
       900   Dow Jones & Co., Inc.                                 56,138
                                                              -----------

             RESTAURANTS--0.88%
    10,900   Avado Brands, Inc.                                    47,347
                                                              -----------

                       See Notes to Financial Statements.

             RETAIL--12.53%
     2,100   American Eagle Outfitters, Inc.*                      53,550
     1,900   AutoZone, Inc.*                                       46,669
     2,500   Barnes & Noble, Inc.*                                 43,125
     1,600   CVS Corp.                                             56,000
     6,300   Gadzooks, Inc.*                                      100,406
     1,700   May Department Stores Co.                             44,519
     5,000   Office Depot, Inc.*                                   60,938
     4,200   Ross Stores, Inc.                                     60,900
     1,600   Safeway, Inc.*                                        61,700
     1,700   Sears, Roebuck & Co.                                  46,856
     4,600   Toys 'R' Us, Inc.                                     56,925
     1,200   Zale Corp.*                                           45,150
                                                              -----------
                                                                  676,738
                                                              -----------

             SEMICONDUCTORS--10.37%
     6,000   Cirrus Logic, Inc.*                                  124,875
     2,400   Electroglas, Inc.*                                    93,000
     3,700   ESS Technology, Inc.*                                 57,581
     3,100   Integrated Device Technology, Inc.*                  114,313
       600   QLogic Corp.*                                         93,600
     4,800   S3, Inc.*                                             76,500
                                                              -----------
                                                                  559,869
                                                              -----------

             TECHNOLOGY--1.23%
     3,700   Concurrent Computer Corp.                             66,138
                                                              -----------

             TELECOMMUNICATIONS--6.97%
     1,200   Carrier Access Corp.*                                 68,100
       800   Ditech Communications Corp.*                          87,400
       600   Nortel Networks Corp.                                 66,900
     1,500   Scientific-Atlanta, Inc.                             154,031
                                                              -----------
                                                                  376,431
                                                              -----------

             TOTAL COMMON STOCKS--96.39%                        5,205,554
                                                              -----------
             (Cost $4,184,846)

REPURCHASE AGREEMENTS--10.17%
 $ 549,355   Bear Stearns 5.71%,
             due 03/01/00
             (Cost $549,355)                                      549,355
                                                              -----------

TOTAL INVESTMENTS--106.56%                                      5,754,909
                                                              -----------
 (Cost $4,734,201)

TOTAL SECURITIES SOLD SHORT--(72.65%)--
SEE SCHEDULE BELOW                                             (3,923,694)
 (Proceeds $3,906,158)

NET OTHER ASSETS AND LIABILITIES--66.09%                        3,569,664
                                                              -----------

NET ASSETS--100.00%                                           $ 5,400,879
                                                              ===========


   -----------------------------------------------

          Certain investments in common stocks are held in a segregated account with the broker as collateral for securities sold short.

     *    Non-income producing security.

     + Colateralized by $1,675,000 par value, 6.5%, due 06/15/29, value $560,896 Federal Agency Obligations.


                       See Notes to Financial Statements.

SECURITIES SOLD SHORT

                                                                 VALUE
    SHARES                                                     (NOTE 2)
    ------                                                    -----------
             COMMON STOCKS
    (3,600)  Abercrombie & Fitch Co., Class A*               $    (52,875)
    (5,200)  Advance Paradigm, Inc.*                             (123,012)
    (1,200)  Aetna, Inc.                                          (49,350)
    (1,900)  Albertson's, Inc.                                    (46,550)
      (800)  Amazon.com, Inc.                                     (55,100)
      (800)  Avnet, Inc.                                          (53,500)
    (4,400)  Bally's Total Fitness Holding Corp.                 (118,250)
    (1,400)  BMC Software, Inc.*                                  (64,400)
      (400)  Broadcom Corp., Class A*                             (78,950)
      (600)  Calpine Corp.*                                       (54,900)
    (1,000)  CareInsite, Inc.                                     (68,000)
    (2,000)  Charles Schwab Corp.                                 (83,625)
      (800)  Ciena Corp.                                         (127,850)
    (2,600)  CMS Energy Corp.                                     (43,550)
    (2,200)  Concord EFS, Inc.                                    (43,038)
    (2,400)  Dana Corp.                                           (51,150)
      (600)  Diamond Technology Partners, Inc., Class A*          (41,025)
    (1,000)  Dollar Tree Stores, Inc.*                            (38,813)
    (2,800)  E*TRADE Group, Inc.*                                 (68,950)
      (400)  Emulex Corp.*                                        (64,000)
    (2,700)  eToys Inc.                                           (37,969)
    (1,000)  Exodus Communications, Inc.                         (142,375)
      (900)  Gateway, Inc.*                                       (61,875)
    (1,700)  General Mills, Inc.                                  (55,994)
    (3,100)  Hercules, Inc.                                       (51,150)
    (8,800)  Horizon Organic Holding Corp.*                       (87,450)
    (4,600)  Informix Corp.*                                      (73,600)
      (800)  Jabil Circuit, Inc.                                  (55,550)
    (2,700)  J.C. Penney Company, Inc.                            (42,525)
      (800)  Kohl's Corp.                                         (60,650)
    (1,800)  Legato Systems, Inc.*                                (64,125)
    (1,500)  Litton Industries, Inc.*                             (44,906)
    (1,000)  Lucent Technologies, Inc.                            (59,500)
    (4,500)  Lyondell Chemical Co.                                (38,531)
    (1,100)  MarketWatch.com, Inc.*                               (47,163)
    (1,000)  Marshall & Ilsley Corp.                              (45,938)
    (5,600)  Mattel, Inc.                                         (53,900)
    (1,700)  Maytag Corp.                                         (44,944)
    (3,700)  Metris Companies, Inc.                               (95,738)
    (1,100)  NCO Group, Inc.                                      (25,713)
    (1,500)  NVIDIA Corp.*                                        (96,000)
    (3,800)  O'Reilly Automotive, Inc.*                           (53,200)
    (1,300)  PacifiCare Health Systems, Inc.*                     (59,069)
    (1,900)  Parametric Technology Corp.*                         (57,594)
    (2,100)  Premier Parks, Inc.                                  (42,525)
    (1,500)  Profit Recovery Group International, Inc.            (27,750)
      (600)  Rambus, Inc.                                        (180,975)
    (1,500)  ReliaStar Financial Corp.                            (41,906)
    (1,500)  Schering-Plough Corp.                                (52,313)
    (1,100)  Scripps Co. (E.W.), Class A                          (47,438)
    (2,000)  St. Paul Companies, Inc.                             (44,750)
    (2,250)  Staples, Inc.                                        (60,750)
    (2,800)  Sunrise Assisted Living, Inc.                        (35,350)
    (2,300)  Thomas & Betts Corp.                                 (51,606)
      (600)  Tiffany & Co.                                        (38,513)
    (2,000)  Torchmark Corp.                                      (39,625)
    (3,400)  UnumProvident Corp.                                  (45,475)
    (2,300)  USX-U.S. Steel Group                                 (50,313)
    (2,300)  Vicor Corp.*                                         (52,325)
    (1,800)  Walgreen Co.                                         (46,463)
    (1,300)  Wells Fargo & Company                                (42,981)
    (1,000)  Whittman-Hart, Inc.*                                 (45,375)
    (4,800)  Wild Oats Market, Inc.                               (90,000)
    (2,500)  Xerox Corp.                                          (54,219)
    (3,900)  Yankee Candle Co., Inc.*                             (50,700)
                                                             ------------
             TOTAL SECURITIES SOLD SHORT                     $ (3,923,694)
             (Proceeds $3,906,158)                           ============



                       See Notes to Financial Statements.

UNDISCOVERED MANAGERS(TM)
REIT FUND
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2000 (UNAUDITED)

                                                                                       VALUE
Shares                                                                                (NOTE 2)
------                                                                              ------------

COMMON STOCKS--97.75%
             APARTMENTS--22.83%
    67,700   Archstone Communities Trust                                            $  1,324,381
    47,500   Avalonbay Communities, Inc.                                               1,603,125
    10,000   Equity Residential Properties Trust                                         399,375
    36,500   Home Properties of New York, Inc.                                           976,375
    25,500   Post Properties, Inc.                                                       959,437
    21,500   Smith (Charles E.) Residential Realty, Inc.                                 751,156

                                                                                       6,013,849
                                                                                    ------------

             DIVERSIFIED--9.25%
    45,700   Franchise Finance Corp. of America                                        1,028,250
    35,100   Spieker Properties, Inc.                                                  1,408,387
                                                                                    ------------
                                                                                       2,436,637
                                                                                    ------------

             HEALTH CARE--0.99%
    22,800   Nationwide Health Properties, Inc.                                          260,775
                                                                                    ------------

             HOTELS, LODGING & RESTAURANTS--0.81%
    17,100   LaSalle Hotel Properties                                                    213,750
                                                                                    ------------

             INDUSTRIAL--16.51%
    59,600   AMB Property Corp.                                                        1,203,175
    55,800   Prentiss Properties Trust                                                 1,147,388
    82,000   ProLogis Trust                                                            1,481,125
    23,700   PS Business Parks, Inc                                                      518,438
                                                                                    ------------
                                                                                       4,350,126
                                                                                    ------------

             MANUFACTURED HOMES--6.04%
    49,800   Manufactured Home Communities, Inc.                                       1,139,175
    15,300   Sun Communities, Inc.                                                       451,350
                                                                                    ------------
                                                                                       1,590,525
                                                                                    ------------

             NEIGHBORHOOD SHOPPING CENTERS--3.87%
    33,400   Vornado Realty Trust                                                      1,020,788
                                                                                    ------------

             OFFICE PROPERTIES--18.57%
    22,400   Alexandria Real Estate Equities, Inc.                                       684,600
    13,500   Boston Properties, Inc.                                                     409,219
    29,000   CarrAmerica Realty Corp.                                                    616,250
    25,400   Cousins Properties, Inc.                                                    901,700
    24,100   Crescent Real Estate Equities Co.                                           411,206
    33,500   Equity Office Properties Trust                                              801,906
    49,900   Kilroy Realty Corp.                                                       1,066,612
                                                                                    ------------
                                                                                       4,891,493
                                                                                    ------------

                       See Notes to Financial Statements.

             OUTLET CENTERS--3.72%
    37,000   Chelsea GCA Realty, Inc.                                                    980,500
                                                                                    ------------

             REGIONAL MALLS--9.59%
    37,800   Macerich Co.                                                                760,725
    77,300   Taubman Centers, Inc.                                                       801,988
    34,700   Urban Shopping Centers, Inc.                                                962,925
                                                                                    ------------
                                                                                       2,525,638
                                                                                    ------------

             STORAGE--5.57%
    46,700   Storage USA, Inc.                                                         1,468,131
                                                                                    ------------

             TOTAL COMMON STOCKS--97.75%                                              25,752,212
             (Cost $26,379,597)                                                     ------------

TOTAL INVESTMENTS--97.75%                                                             25,752,212
(Cost $26,379,597)                                                                  ------------

NET OTHER ASSETS AND LIABILITIES--2.25%                                                  591,779
                                                                                    ------------

NET ASSETS--100.00%                                                                 $ 26,343,991
                                                                                    ============


-------------------------------------------------------------------------
REIT         Real Estate Investment Trust


                       See Notes to Financial Statements.

UNDISCOVERED MANAGERS(TM)
SPECIAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2000 (UNAUDITED)

                                                                               VALUE
  Shares                                                                      (NOTE 2)
  ------                                                                    ------------
COMMON STOCKS--99.24%
            AUTOMOBILE--10.31%
   43,300   Midas, Inc.                                                     $  1,039,200
    6,500   Strattec Security Corp.*                                             216,125
   34,300   TBC Corp.*                                                           180,075
   56,800   Tenneco Automotive, Inc.                                             418,900
                                                                            ------------
                                                                               1,854,300
                                                                            ------------

            BUILDING MATERIALS--3.19%
   31,800   Justin Industries, Inc.                                              574,387
                                                                            ------------

            BUILDING SERVICES--2.84%
   18,200   Jacobs Engineering Group, Inc.*                                      510,737
                                                                            ------------

            BUSINESS SERVICES--2.18%
  139,400   Lanier Worldwide, Inc.*                                              392,063
                                                                            ------------

            CAPITAL GOODS--6.96%
   15,800   Hardinge, Inc.                                                       162,937
   15,800   Lawson Products, Inc.                                                355,500
   31,900   Royal Appliance Manufacturing Co.*                                   169,469
   49,400   U.S. Industries, Inc.                                                565,012
                                                                            ------------
                                                                               1,252,918
                                                                            ------------

            CHEMICALS--5.91%
   25,400   Ethyl Corp.                                                           80,962
   12,200   NCH Corp.                                                            483,425
   53,200   Octel Corp.*                                                         498,750
                                                                            ------------
                                                                               1,063,137
                                                                            ------------

            CONSUMER PRODUCTS--4.04%
   63,200   Wolverine World Wide, Inc.                                           726,800
                                                                            ------------

            DATA PROCESSING--0.19%
    4,400   Information Resources, Inc.*                                          34,375
                                                                            ------------

            DISTRIBUTION--4.27%
   28,600   United Stationers, Inc.*                                             768,625
                                                                            ------------

            ELECTRONICS--7.94%
    4,100   CommScope, Inc.*                                                     159,644
   12,200   ESCO Electronics Corp.*                                              183,000
    5,400   Franklin Electric Co., Inc.                                          359,775
   37,500   MagneTek, Inc.*                                                      323,437
   10,100   Varian, Inc.                                                         402,737
                                                                            ------------
                                                                               1,428,593
                                                                            ------------

            ENERGY & UTILITIES--3.74%
   36,900   Castle Energy Corp.                                                  217,941
   47,600   El Paso Electric Co.                                                 455,175
                                                                            ------------
                                                                                 673,116
                                                                            ------------


                       See Notes to Financial Statements.

            FINANCIAL SERVICES--11.43%
   44,418   ADVANTA Corp., Class A                                               827,285
   14,000   Echelon International Corp., Inc.*                                   469,875
   33,400   PFF Bancorp, Inc.*                                                   505,175
   13,344   Queens County Bancorp, Inc.                                          253,536
                                                                            ------------
                                                                               2,055,871
                                                                            ------------

            HEALTH CARE SERVICES--3.44%
   20,700   CorVel Corp.*                                                        520,087
    4,100   First Health Group Corp.*                                             98,913
                                                                            ------------
                                                                                 619,000
                                                                            ------------

            INSURANCE--6.95%
   26,300   Horace Mann Educators Corp.                                          407,650
   25,200   Penn-America Group, Inc.                                             200,025
   19,200   Presidential Life Corp.                                              300,000
    3,100   White Mountains Insurance Group, Inc.                                341,775
                                                                            ------------
                                                                               1,249,450
                                                                            ------------

            LEISURE--3.22%
   48,100   Handleman Co.*                                                       499,038
    4,800   Scientific Games Holdings Corp.*                                      79,800
                                                                            ------------
                                                                                 578,838
                                                                            ------------

            MEDICAL PRODUCTS--2.75%
   12,400   Varian Medical Systems, Inc.                                         495,225
                                                                            ------------

            PAPER & RELATED PRODUCTS--1.44%
   19,800   Wausau-Mosinee Paper Corp.                                           258,638
                                                                            ------------

            REAL ESTATE DEVELOPMENT--1.15%
   12,300   Avatar Holding, Inc.*                                                207,563
                                                                            ------------

            REAL ESTATE INVESTMENT TRUST--3.34%
    8,900   Mid-America Apartment Communities, Inc.                              203,588
   20,400   Tanger Factory Outlet Centers, Inc.                                  396,525
                                                                            ------------
                                                                                 600,113
                                                                            ------------

            RETAIL--1.78%
   74,200   Stein Mart, Inc.*                                                    319,988
                                                                            ------------

            TEXTILES--1.96%
   38,200   Guilford Mills, Inc.                                                 353,350
                                                                            ------------

            TRANSPORTATION--10.21%
   46,800   Arnold Industries, Inc.                                              552,825
   20,500   Landstar Systems, Inc.*                                            1,151,844
    3,300   XTRA Corp.*                                                          131,381
                                                                            ------------
                                                                               1,836,050
                                                                            ------------

            TOTAL COMMON STOCKS--99.24%                                       17,853,137
            (Cost $17,993,127)                                              ------------

TOTAL INVESTMENTS--99.24%                                                     17,853,137
(Cost $17,993,127)                                                          ------------

NET OTHER ASSETS AND LIABILITIES--0.76%                                          137,289
                                                                            ------------

NET ASSETS--100.00%                                                         $ 17,990,426
                                                                            ============


       -------------------------------------------------------------
        *   Non-income producing security


                       See Notes to Financial Statements.

UNDISCOVERED MANAGERS(TM)
SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2000 (UNAUDITED)

                                                                                      VALUE
  Shares                                                                             (NOTE 2)
  ------                                                                           ------------
COMMON STOCKS--97.00%
              ADVERTISING--1.75%
     1,100    Grey Advertising, Inc.                                               $    435,600
                                                                                   ------------

              AEROSPACE & DEFENSE--0.60%
    20,000    Aviation Sales Co.*                                                       148,750
                                                                                   ------------

              AIRLINES/AIR TRANSPORTATION--2.30%
    31,000    Airborne Freight Corp.                                                    573,500
                                                                                   ------------

              AUTOMOBILE--1.09%
    20,400    Wynn's International, Inc.                                                271,575
                                                                                   ------------

              BASIC MATERIALS--8.42%
    32,000    AptarGroup, Inc.                                                          766,000
    50,000    Intermet Corp.                                                            562,500
    20,000    Reliance Steel & Aluminum Co.                                             387,500
    26,500    Timken Co.                                                                379,281
                                                                                   ------------

                                                                                      2,095,281
                                                                                   ------------

              BUILDING & CONSTRUCTION--1.82%
    30,000    NCI Building Systems, Inc.*                                               453,750
                                                                                   ------------

              BUSINESS SERVICES--2.13%
    40,000    Deltek Systems, Inc.*                                                     530,000
                                                                                   ------------

              CAPITAL GOODS--2.98%
    44,200    GP Strategies Corp.*                                                      226,525
    17,100    Graco, Inc.                                                               516,206
                                                                                   ------------
                                                                                        742,731
                                                                                   ------------

              CHEMICALS--4.49%
    18,000    Cambrex Corp.                                                             722,250
    19,300    Stepan Co.                                                                395,650
                                                                                   ------------
                                                                                      1,117,900
                                                                                   ------------

              COMPUTER HARDWARE & SOFTWARE--4.25%
    25,000    ANSYS, Inc.*                                                              321,875
    30,000    Diebold, Inc.                                                             735,000
                                                                                   ------------
                                                                                      1,056,875
                                                                                   ------------

              CONGLOMERATES--3.76%
    39,000    Stewart & Stevenson Services, Inc.                                        382,687
    30,000    United Dominion Industries, Ltd.                                          553,125


                       See Notes to Financial Statements.

                                                                                   ------------
                                                                                        935,812
                                                                                   ------------

              ELECTRONICS--22.02%
    32,000    Arrow Electronics, Inc.                                                   968,000
    20,000    C & D Technologies, Inc.                                                  935,000
    40,000    GenRad, Inc.                                                              590,000
    50,000    Innovex, Inc.                                                             471,875
    24,000    Kollmorgen Corp.                                                          309,000
    30,000    Park Electrochemical Corp.                                                682,500
    40,000    Quixote Corp.                                                             540,000
    39,000    Silicon Valley Group, Inc.*                                               987,187
                                                                                   ------------
                                                                                      5,483,562
                                                                                   ------------

              FINANCIAL SERVICES--5.21%
    17,000    Centura Banks, Inc.                                                       573,750
    25,000    Prosperity Bancshares, Inc.                                               351,562
    46,646    Republic Bancorp, Inc.                                                    373,168
                                                                                   ------------
                                                                                      1,298,480
                                                                                   ------------

              FOOD & BEVERAGE--3.82%
    27,000    Ralcorp Holdings, Inc.*                                                   403,313
    14,000    Suiza Foods Corp.*                                                        547,750
                                                                                   ------------
                                                                                        951,063
                                                                                   ------------

              FURNITURE--4.34%
    28,200    Chromcraft Revington, Inc.*                                               239,700
    19,500    Ethan Allen Interiors, Inc.                                               454,594
    21,000    Hon Industries, Inc.                                                      387,188
                                                                                   ------------
                                                                                      1,081,482
                                                                                   ------------

              INSURANCE--2.43%
    16,000    Renaissance Re Holdings, Ltd.                                             606,000
                                                                                   ------------

              LEISURE--1.20%
    25,000    Coachmen Industries, Inc.                                                 300,000
                                                                                   ------------

              MEDICAL PRODUCTS--2.84%
    10,000    Lincare Holdings, Inc.*                                                   234,375
    30,000    Spacelabs Medical, Inc.*                                                  472,500
                                                                                   ------------
                                                                                        706,875
                                                                                   ------------

              OIL, GAS & PETROLEUM--5.02%
    54,500    Key Production Co., Inc.*                                                 582,469
    40,000    Trico Marine Services, Inc.*                                              233,750
    30,000    Vintage Petroleum, Inc.                                                   435,000
                                                                                   ------------
                                                                                      1,251,219
                                                                                   ------------

              PAPER & RELATED PRODUCTS--1.33%
    25,300    Wausau-Mosinee Paper Corp.                                                330,481
                                                                                   ------------


                       See Notes to Financial Statements.

              REAL ESTATE INVESTMENT TRUST--2.43%
    30,000    Pacific Gulf Properties, Inc.                                             605,625
                                                                                   ------------

              RESTAURANTS--4.11%
    18,000    Applebee's International, Inc.                                            506,813
    54,000    Ryan's Family Steak Houses, Inc.*                                         516,375
                                                                                   ------------
                                                                                      1,023,188
                                                                                   ------------

              RETAIL--5.86%
    20,000    Group 1 Automotive, Inc.*                                                 195,000
    80,000    HomeBase, Inc.*                                                           205,000
    32,000    Maxwell Shoe Co., Inc.*                                                   268,000
    45,000    Ross Stores, Inc.                                                         652,500
    16,800    Sport Supply Group, Inc.*                                                 138,600
                                                                                   ------------
                                                                                      1,459,100
                                                                                   ------------

              TECHNOLOGY--2.80%
    45,000    MAPICS, Inc.*                                                             697,500
                                                                                   ------------


              TOTAL COMMON STOCKS--97.00%                                            24,156,349
                                                                                   ------------
              (Cost $25,471,246)

TOTAL INVESTMENTS--97.00%                                                            24,156,349
                                                                                   ------------
(Cost $25,471,246)

NET OTHER ASSETS AND LIABILITIES-3.00%                                                  746,033
                                                                                   ------------

NET ASSETS--100.00%                                                                $ 24,902,382
                                                                                   ============



-----------------------------------------------------------
         *    Non-income producing security



                       See Notes to Financial Statements.

undiscovered managers(TM)
HIDDEN VALUE FUND
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2000 (UNAUDITED)

                                                                           VALUE
  Shares                                                                 (Note 2)
  ------                                                                 --------
COMMON STOCKS--95.55%
            ADVERTISING--2.60%
    1,300   Young & Rubicam, Inc.*                                    $    65,650
                                                                      -----------

            AEROSPACE & DEFENSE--1.42%
    1,500   Goodrich (B.F.) Co.                                            35,906
                                                                      -----------

            AIRLINES/AIR TRANSPORTATION--4.99%
    3,600   Airborne Freight Corp.                                         66,600
    1,300   Delta Air Lines, Inc.                                          59,312
                                                                      -----------
                                                                          125,912
                                                                      -----------

            AUTOMOBILE--1.69%
    2,000   Dana Corp.                                                     42,625
                                                                      -----------

            BANKS--4.49%
    2,600   Cullen/Frost Bankers, Inc.                                     55,900
    3,500   North Fork Bancorporation, Inc.                                57,312
                                                                      -----------
                                                                          113,212
                                                                      -----------

            BASIC MATERIALS--4.52%
    1,100   PPG Industries, Inc.                                           54,312
    2,700   Trinity Industries, Inc.                                       59,737
                                                                      -----------
                                                                          114,049
                                                                      -----------

            BUSINESS SERVICES--3.50%
    3,200   Reynolds & Reynolds Co., Class A                               88,400
                                                                      -----------

            CAPITAL GOODS--2.60%
    3,300   Crane Co.                                                      65,587
                                                                      -----------

            CHEMICALS--1.91%
    1,200   Cambrex Corp.                                                  48,150
                                                                      -----------

            COMPUTER HARDWARE & SOFTWARE--7.63%
    4,200   Compuware Corp.*                                               92,925
    2,000   Seagate Technology, Inc.*                                      99,750
                                                                      -----------
                                                                          192,675
                                                                      -----------

            CONGLOMERATES--8.65%
    3,500   Federal Signal Corp.                                           52,281
    3,000   Lancaster Colony Corp.                                         89,250
    1,600   TRW, Inc.                                                      76,800
                                                                      -----------
                                                                          218,331
                                                                      -----------

            CONSUMER PRODUCTS--3.14%
    3,000   Maytag Corp.                                                   79,313
                                                                      -----------


                       See Notes to Financial Statements.

            ELECTRONICS--3.96%
    3,300   Arrow Electronics, Inc.*                                       99,825
                                                                      -----------

            FINANCIAL SERVICES--3.99%
    2,940   Charter One Financial, Inc.                                    46,305
    2,000   Fleet Financial Group, Inc.                                    54,500
                                                                      -----------
                                                                          100,805
                                                                      -----------

            FOOD & BEVERAGE--3.26%
    2,100   Suiza Foods Corp.*                                             82,163
                                                                      -----------

            MACHINERY--2.84%
    3,000   AptarGroup, Inc.                                               71,813
                                                                      -----------

            MEDICAL PRODUCTS--9.31%
    3,000   Becton, Dickinson & Co.                                        93,188
    2,700   DENTSPLY International, Inc.                                   69,188
    3,100   Lincare Holdings, Inc.*                                        72,656
                                                                      -----------
                                                                          235,032
                                                                      -----------

            OFFICE PRODUCTS--2.58%
    3,000   Xerox Corp.                                                    65,063
                                                                      -----------

            OIL, GAS & PETROLEUM--4.39%
    2,500   Tidewater, Inc.                                                70,781
    1,500   Unocal Corp.                                                   40,125
                                                                      -----------
                                                                          110,906
                                                                      -----------

            PUBLISHING--4.89%
      600   Gannett Co., Inc.                                              39,113
    1,800   Knight-Ridder, Inc.                                            84,375
                                                                      -----------
                                                                          123,488
                                                                      -----------

            REAL ESTATE INVESTMENT TRUST--4.75%
    2,000   Boston Properties, Inc.                                        60,625
    2,500   Mack-Cali Realty Corp.                                         59,375
                                                                      -----------
                                                                          120,000
                                                                      -----------

            RETAIL--4.03%
    1,600   BJ's Wholesale Club, Inc.*                                     49,600
    3,600   Ross Stores, Inc.                                              52,200
                                                                      -----------
                                                                          101,800
                                                                      -----------

            TELECOMMUNICATIONS--4.41%
    4,500   Andrew Corp.*                                                 111,375
                                                                      -----------

            TOTAL COMMON STOCKS--95.55%                                 2,412,080
            (Cost $2,562,288)                                         -----------

TOTAL INVESTMENTS--95.55%                                               2,412,080
 (Cost $2,562,288)                                                    -----------

NET OTHER ASSETS AND LIABILITIES--4.45%                                   112,419
                                                                      -----------

NET ASSETS--100.00%                                                   $ 2,524,499
                                                                      ===========


-----------------------------------------------------
        *   Non-income producing security


                       See Notes to Financial Statements.

UNDISCOVERED MANAGERS(TM)
ALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2000 (UNAUDITED)

                                                                                  VALUE
  Shares                                                                         (NOTE 2)
  ------                                                                         ---------
COMMON STOCKS--92.00%
              AEROSPACE & DEFENSE--6.27%
       500    Honeywell International, Inc.                                      $  24,062
       489    United Technologies Corp.                                             24,909
                                                                                 ---------
                                                                                    48,971
                                                                                 ---------

              AUTOMOBILE--4.26%
       800    Ford Motor Company                                                    33,300
                                                                                 ---------

              BANKS--6.71%
       350    Chase Manhattan Corp.                                                 27,869
       900    Fleet Financial Group, Inc.                                           24,525
                                                                                 ---------
                                                                                    52,394
                                                                                 ---------

              BUSINESS SERVICES--2.24%
       400    Sterling Commerce, Inc.*                                              17,525
                                                                                 ---------

              CHEMICALS--3.10%
       600    Rohm and Haas Co.                                                     24,225
                                                                                 ---------

              COMPUTER HARDWARE & SOFTWARE--13.99%
       600    Compuware Corp.*                                                      13,275
       210    International Business Machines Corp.                                 21,420
       500    Sun Microsystems, Inc.*                                               47,625
       900    Unisys Corp.*                                                         26,944
                                                                                 ---------
                                                                                   109,264
                                                                                 ---------

              CONSUMER PRODUCTS--5.21%
       800    Avon Products, Inc.                                                   21,650
       350    Whirlpool Corp.                                                       19,009
                                                                                 ---------
                                                                                    40,659
                                                                                 ---------

              DIVERSIFIED--3.12%
       400    Textron, Inc.                                                         24,400
                                                                                 ---------

              ELECTRONICS--3.48%
       800    American Power Conversion Corp.*                                      27,150
                                                                                 ---------


              FINANCIAL SERVICES--14.37%
       200    American Express Co.                                                  26,837
       650    Citigroup, Inc.                                                       33,597
       600    Freddie Mac                                                           25,050
       700    Paine Webber Group, Inc.                                              26,775
                                                                                 ---------
                                                                                   112,259
                                                                                 ---------

              HEALTH CARE SERVICES--3.34%
       600    American Home Products Corp.                                          26,100
                                                                                 ---------


                       See Notes to Financial Statements.

              INSURANCE--4.73%
       500    AFLAC, Inc.                                                           18,281
       500    MGIC Investment Corp.                                                 18,688
                                                                                 ---------
                                                                                    36,969
                                                                                 ---------

              OIL, GAS & PETROLEUM--11.41%
       350    Atlantic Richfield Co.                                                24,850
       700    BP Amoco Plc, ADR                                                     32,900
       425    Schlumberger, Ltd.                                                    31,397
                                                                                 ---------
                                                                                    89,147
                                                                                 ---------

              PUBLISHING--3.30%
       550    Knight-Ridder, Inc.                                                   25,781
                                                                                 ---------

              RETAIL--6.47%
       300    CVS Corp.                                                             10,500
     1,300    Kroger Co.                                                            19,338
       750    Sears, Roebuck & Co.                                                  20,672
                                                                                 ---------
                                                                                    50,510
                                                                                 ---------

              TOTAL COMMON STOCKS--92.00%                                          718,654
               (Cost $716,346)                                                   ---------

TOTAL INVESTMENTS--92.00%                                                          718,654
(Cost $716,346)                                                                  ---------

NET OTHER ASSETS AND LIABILITIES--8.00%                                             62,529
                                                                                 ---------

NET ASSETS--100.00%                                                              $ 781,183
                                                                                 =========


------------------------------------------------------------------
         *    Non-income producing security
       ADR    American Depository Receipt


                       See Notes to Financial Statements.

UNDISCOVERED MANAGERS(TM)
CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2000 (UNAUDITED)

                                                                                  VALUE
Shares                                                                           (NOTE 2)
------                                                                          -----------
COMMON STOCKS--94.60%
              AIRLINES/AIR TRANSPORTATION--1.12%
     1,000    Delta Air Lines, Inc.                                             $    45,625
                                                                                -----------

              AUTOMOBILE--4.73%
     1,537    Delphi Automotive Systems Corp.                                        25,649
     2,200    General Motors Corp.                                                  167,337
                                                                                -----------
                                                                                    192,986
                                                                                -----------

              BANKS--10.83%
     3,400    Bank of America Corp.                                                 156,612
     5,700    Bank of New York Co., Inc.                                            189,881
     2,900    Wells Fargo Co.                                                        95,881
                                                                                -----------
                                                                                    442,374
                                                                                -----------

              BASIC MATERIALS--2.18%
     1,300    Alcoa, Inc.                                                            89,050
                                                                                -----------

              CONSUMER PRODUCTS--7.53%
     1,500    Hershey Foods Corp.                                                    65,906
     3,100    Kimberly-Clark Corp.                                                  160,231
     1,500    Whirlpool Corp.                                                        81,469
                                                                                -----------
                                                                                    307,606
                                                                                -----------

              DIVERSIFIED--7.60%
     2,400    American General Corp.                                                125,250
     1,400    General Electric Co.                                                  185,062
                                                                                -----------
                                                                                    310,312
                                                                                -----------

              FINANCIAL SERVICES--4.15%
     3,200    Fannie Mae                                                            169,600
                                                                                -----------

              HEALTH CARE SERVICES--4.58%
     4,300    American Home Products Corp.                                          187,050
                                                                                -----------

              INSURANCE--4.49%
     2,075    American International Group, Inc.                                    183,508
                                                                                -----------

              MACHINERY--2.53%
     2,700    Ingersoll-Rand Co.                                                    103,444
                                                                                -----------

              MANUFACTURING--2.85%
     1,700    Caterpillar, Inc.                                                      59,606
     1,100    Illinois Tool Works, Inc.                                              56,856
                                                                                -----------
                                                                                    116,462
                                                                                -----------


                       See Notes to Financial Statements.

              OFFICE PRODUCTS--5.45%
     2,200    Avery Dennison Corp.                                                  133,512
     4,100    Xerox Corp.                                                            88,919
                                                                                -----------
                                                                                    222,431
                                                                                -----------

              OIL, GAS & PETROLEUM--5.10%
     2,768    Exxon Mobil Corp.                                                     208,465
                                                                                -----------

              PAPER & RELATED PRODUCTS--1.53%
     1,800    Georgia-Pacific Group                                                  62,438
                                                                                -----------

              RETAIL--15.97%
     5,000    Costco Wholesale Corp.*                                               248,125
     5,800    May Department Stores Co.                                             151,888
     1,800    Safeway, Inc.*                                                         69,413
     3,100    Target Corp.                                                          182,900
                                                                                -----------
                                                                                    652,326
                                                                                -----------

              SEMICONDUCTORS--7.47%
     2,700    Intel Corp.                                                           305,100
                                                                                -----------

              TELECOMMUNICATIONS--6.49%
     2,000    AT&T Corp.                                                             98,875
     3,400    Bell Atlantic Corp.                                                   166,388
                                                                                -----------
                                                                                    265,263
                                                                                -----------

              TOTAL COMMON STOCKS--94.60%                                         3,864,040
              (Cost $3,928,802)                                                 -----------

TOTAL INVESTMENTS--94.60%                                                         3,864,040
(Cost $3,928,802)                                                               -----------

NET OTHER ASSETS AND LIABILITIES--5.40%                                             220,538
                                                                                -----------

NET ASSETS--100.00%                                                             $ 4,084,578
                                                                                ===========


--------------------------------------------------------------------
         *    Non-income producing security


                       See Notes to Financial Statements.

UNDISCOVERED MANAGERS(TM)
INTERNATIONAL SMALL CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2000 (UNAUDITED)


                                                                                         VALUE
Shares                                                                                  (NOTE 2)
------                                                                                ------------
COMMON STOCKS--81.74%
             AUSTRIA--9.55%
       980   BWT AG                                                                   $    309,100
     2,200   Pankl Racing Systems AG (Berlin)*                                              75,331
     1,000   Pankl Racing Systems AG (EASDAQ)*                                              34,531
    24,000   Uproar Ltd.                                                                   787,073
     2,380   Yline Internet Business Services AG*                                          505,038
                                                                                      ------------
                                                                                         1,711,073
                                                                                      ------------

             BELGIUM--1.01%
     3,250   Creyf's N.V.                                                                   73,041
    10,000   Internoc Holding N.V.                                                          25,561
     3,900   Xeikon N.V. ADR                                                                82,388
                                                                                      ------------
                                                                                           180,990
                                                                                      ------------

             CZECH REPUBLIC--1.04%
     3,000   Ceske Radiokomunikace*                                                        186,375
                                                                                      ------------

             FRANCE--7.10%
     4,290   Infogrames Entertainment SA                                                   224,482
     8,000   Jet Multimedia                                                                925,968
     5,200   Pharming Group N.V.*                                                          121,630
                                                                                      ------------
                                                                                         1,272,080
                                                                                      ------------

             GERMANY--4.57%
     2,320   Boewe Systec AG                                                                58,182
     3,000   QIAGEN N.V.*                                                                  517,963
     3,000   Rhoen-Klinikum AG                                                             128,767
     8,600   Scala Business Solutions N.V.*                                                 72,168
     3,480   Vossloh AG                                                                     42,126
                                                                                      ------------
                                                                                           819,206
                                                                                      ------------

             GREECE--0.24%
     1,500   Ideal Group SA*                                                                39,279
     1,500   Ideal Group SA* - Rights                                                        3,510
                                                                                      ------------
                                                                                            42,789
                                                                                      ------------

             HONG KONG--1.15%
    53,000   SmarTone Telecommunications Holdings, Ltd.                                    204,978
                                                                                      ------------

             ITALY--1.77%
     3,600   Banca Popolare Santa Venera                                                   125,527
    13,000   Brembo Spa                                                                    152,852
    13,500   Carraro Spa                                                                    39,064
                                                                                      ------------
                                                                                           317,443
                                                                                      ------------

                       See Notes to Financial Statements.

             JAPAN--17.94%
    18,000   Asia Securities Printing Co., Ltd.                                            258,922
     4,200   Aucnet, Inc.                                                                  210,306
       350   Bellsystem 24, Inc.                                                           307,493
     3,100   Dentsu Tec, Inc.                                                              519,301
     5,000   Diamond Computer Service Co., Ltd.                                            111,526
     1,100   Doutor Coffee Co., Ltd.                                                        86,626
     1,000   Konami Co., Ltd.                                                              176,165
     2,000   Lasertec Corp.                                                                 62,090
     4,000   Meitec Corp.                                                                  114,712
     7,000   Mimasu Semiconductor Industry Co., Ltd.                                       136,699
     8,400   Paltek Corp.                                                                  217,953
     2,700   Paris Miki, Inc.                                                              211,398
       600   Publicis SA                                                                   306,148
     6,000   Ushio, Inc.                                                                   131,100
     6,000   Woodland Corp.                                                                363,256
                                                                                      ------------
                                                                                         3,213,695
                                                                                      ------------

             NETHERLANDS--4.08%
     2,000   Fugro N.V.                                                                    106,583
     4,000   Koninklijke Frans                                                              85,266
     4,000   Landis Group N.V.*                                                            182,107
     6,800   Prolion Holding N.V.*                                                         189,881
     7,795   Unique International N.V.                                                     168,042
                                                                                      ------------
                                                                                           731,879
                                                                                      ------------

             POLAND--0.60%
     3,100   Prokom Software                                                               107,260
                                                                                      ------------

             SINGAPORE--0.73%
   245,000   Informatics Holdings, Ltd.                                                    131,491
                                                                                      ------------

             SPAIN--1.48%
     5,200   Funespana SA*                                                                  47,849
     3,700   Mapfre Vida Seguros                                                           113,882
     9,820   Prosegur, CIA de Seguridad SA*                                                104,191
                                                                                      ------------
                                                                                           265,922
                                                                                      ------------

             SWEDEN--1.51%
     3,800   IBS AB*                                                                       116,375
     8,000   Semcon AB                                                                     153,582
                                                                                      ------------
                                                                                           269,957
                                                                                      ------------

             SWITZERLAND--11.80%
     1,650   Charles Voegele Holding AG*                                                   272,359
       350   Gretag-Macbeth Holding AG                                                     265,756
       270   PubliGroupe SA                                                                284,424
       440   Selecta Group                                                                 136,014
       800   SEZ Holding AG*                                                               720,288
     1,000   Swisslog Holding AG                                                           435,174
                                                                                      ------------
                                                                                         2,114,015
                                                                                      ------------


                       See Notes to Financial Statements.

             UNITED KINGDOM--17.17%
     3,000   Autonomy Corp. Plc*                                                           354,000
     1,570   Belvedere SA*                                                                  93,132
    56,000   Cordiant Communications Group Plc                                             299,995
    51,700   Corporate Services                                                             85,784
    14,100   Eidos Plc*                                                                    163,546
     4,667   Filtronic Plc                                                                 164,636
     7,700   Granger Telecom Plc*                                                          111,650
     5,000   International Quantum Epitaxy Plc*                                            317,500
     3,100   JSB Software Technologies Plc*                                                465,000
     5,200   Memory Corp. Plc*                                                             114,400
     4,000   Psion Plc                                                                     335,519
    36,000   Saatchi & Saatchi Plc                                                         234,098
    70,000   Scoot.com Plc                                                                 337,384
                                                                                      ------------
                                                                                         3,076,644
                                                                                      ------------

             TOTAL COMMON STOCKS--81.74%                                                14,645,797
             (Cost $7,717,939)                                                        ------------

TOTAL INVESTMENTS--81.74%                                                               14,645,797
(Cost $7,717,939)                                                                     ------------

NET OTHER ASSETS AND LIABILITIES--18.26%                                                 3,271,319
                                                                                      ------------

NET ASSETS--100.00%                                                                   $ 17,917,116
                                                                                      ============


----------------------------------------------------------------
         *   Non-income producing security
       ADR   American Depository Receipt


                       See Notes to Financial Statements.

UNDISCOVERED MANAGERS(TM)
INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2000 (UNAUDITED)

                                                                                      VALUE
  Shares                                                                             (NOTE 2)
  ------                                                                           ------------
COMMON STOCKS--93.05%
              AUSTRALIA--0.11%
     3,000    Smith (Howard), Ltd.                                                 $     15,232
                                                                                   ------------

              BELGIUM--0.36%
     2,000    Fortis Bank Nederland*                                                     50,157
                                                                                   ------------

              BRAZIL--0.58%
     1,500    Telesp Celular Participacoes SA ADR                                        80,812
                                                                                   ------------

              FINLAND--7.17%
     3,480    Nokia Oyj*                                                                694,823
     3,900    Sonera Group Oyj                                                          301,316
                                                                                   ------------
                                                                                        996,139
                                                                                   ------------

              FRANCE--8.19%
       600    Alcatel                                                                   140,747
     3,450    Aventis SA                                                                176,368
       700    CAP Gemini SA                                                             193,103
     3,650    CNP Assurances*                                                            94,352
       700    Compagnie De Saint Gobain                                                  97,564
       220    Essilor International SA                                                   56,445
     1,000    Sidel SA                                                                   81,987
     2,529    Vivendi                                                                   297,600
                                                                                   ------------
                                                                                      1,138,166
                                                                                   ------------

              GERMANY--5.67%
       500    AXA Colonia Konzern AG                                                     45,430
     3,000    Deutsche Telekom AG                                                       251,458
       850    Douglas Holding AG                                                         26,154
       500    Fresenius AG                                                               90,668
     1,500    Karstadt AG                                                                46,588
     1,700    Siemens AG                                                                304,171
     1,000    Volkswagen AG                                                              22,860
                                                                                   ------------
                                                                                        787,329
                                                                                   ------------

              HONG KONG--1.13%
    10,000    Hutchison Whampoa, Ltd.                                                   156,756
                                                                                   ------------

              ITALY--9.12%
    39,000    Credito Italiano                                                          144,075
     1,150    Gucci Group N.V.                                                           98,999
    13,600    Mediaset Spa*                                                             330,571
     5,750    San Paolo-IMI Spa                                                          90,957
    80,000    Seat-Pagine Gialle Spa                                                    497,708
       794    Total Fina SA, Class B                                                    105,305
                                                                                   ------------
                                                                                      1,267,615
                                                                                   ------------


                       See Notes to Financial Statements.

              JAPAN--24.72%
       800    ADVANTEST Corp.                                                           145,084
     2,600    Asatsu-DK, Inc.                                                           152,677
       300    Bellsystem 24, Inc.                                                       263,565
       500    Benesse Corp.                                                             100,146
     2,000    CANON, Inc.                                                                83,212
     5,300    FamilyMart Co., Ltd.                                                      231,610
     2,000    Fuji Machine Mfg. Co., Ltd.                                               132,374
     3,000    Honda Motor Co., Ltd.                                                      98,325
     1,000    Hoya Corp.                                                                 81,664
     2,000    Matsushita Communication Industrial Co.                                   338,674
    10,000    Mitsui Fudosan Co., Ltd.                                                   80,299
       900    NIDEC Corp.                                                               170,430
     7,000    Nomura Securities Co., Ltd.                                               197,560
         8    NTT Mobile Communications                                                 322,651
     9,000    Sanwa Bank, Ltd.                                                           82,839
     3,000    Secom Co., Ltd.                                                           268,755
     3,000    Shin-Etsu Chemical Co., Ltd.                                              162,509
     1,100    Sony Corp.                                                                325,473
     7,000    Sumitomo Bank, Ltd.                                                        82,657
     3,000    Tokio Marine & Fire Insurance Co., Ltd.                                    27,394
     4,000    Ushio, Inc.                                                                87,400
                                                                                   ------------
                                                                                      3,435,298
                                                                                   ------------

              NETHERLANDS--3.88%
     3,117    ING Groep N.V.                                                            157,901
     2,060    Koninklijke (Royal) Philips Electronics N.V.                              381,996
                                                                                   ------------
                                                                                        539,897
                                                                                   ------------

              SINGAPORE--1.14%
     9,000    DBS Group Holdings, Ltd.                                                  111,227
     2,500    Singapore Press Holdings                                                   47,723
                                                                                   ------------
                                                                                        158,950
                                                                                   ------------

              SWEDEN--5.48%
     9,000    ForeningsSparbanken AB                                                    114,158
     1,500    NetCom AB, Class B*                                                       143,126
    12,300    Skandia Forksakrings                                                      504,594
                                                                                   ------------
                                                                                        761,878
                                                                                   ------------

              SWITZERLAND--5.78%
       575    Credit Suisse Group                                                        91,634
        87    Nestle SA                                                                 146,897
       102    Novartis AG                                                               130,041
        18    Roche Holding AG                                                          194,262
       200    Selecta Group                                                              61,825
        50    SEZ Holding AG                                                             45,018
       550    UBS AG                                                                    133,869
                                                                                   ------------
                                                                                        803,546
                                                                                   ------------

              UNITED KINGDOM--19.72%
    12,300    British Sky Broadcasting Group Plc                                        316,241
    13,000    British Telecom Plc                                                       227,208
    14,000    Cadbury Schweppes Plc                                                      82,963
    16,440    Compass Group Plc                                                         192,247


                       See Notes to Financial Statements.

     5,400    Glaxo Wellcome Plc                                                        129,536
    18,000    Invensys Plc                                                               82,774
    14,350    Lloyds TSB Group Plc                                                      132,998
    24,000    National Grid Group                                                       186,406
    22,000    Shell Transport & Trading Co. Plc                                         151,578
    19,000    SmithKline Beecham                                                        213,776
    90,916    Vodafone AirTouch Plc                                                     510,029
    26,800    WPP Group Plc                                                             514,561
                                                                                   ------------
                                                                                      2,740,317
                                                                                   ------------

              TOTAL COMMON STOCKS--93.05%                                            12,932,092
               (Cost $9,810,954)                                                   ------------

TOTAL INVESTMENTS--93.05%                                                            12,932,092
 (Cost $9,810,954)                                                                 ------------

NET OTHER ASSETS AND LIABILITIES--6.95%                                                 965,840
                                                                                   ------------

NET ASSETS--100.0%                                                                 $ 13,897,932
                                                                                   ============


--------------------------------------------------------------------
         *    Non-income producing security
       ADR    American Depository Receipt




                       See Notes to Financial Statements.

    UNDISCOVERED MANAGERS(TM)

    STATEMENTS OF ASSETS AND LIABILITIES -  FEBRUARY 29, 2000 (UNAUDITED)


                                                                                                           BEHAVIORAL
                                                                         BEHAVIORAL       BEHAVIORAL       LONG/SHORT
                                                                         GROWTH FUND      VALUE FUND          FUND
                                                                        -------------    -------------    -------------
ASSETS:
    Investments (Note 2):
       Investments at cost                                              $ 165,090,991    $   9,228,098    $   4,706,193
       Net unrealized appreciation (depreciation)                          79,302,562          857,292        1,048,716
                                                                        -------------    -------------    -------------
            Total investments at value                                    244,393,553       10,085,390        5,754,909
    Cash (Note 2)                                                          15,608,332          527,253               --
    Deposit with broker for securities sold short (Note 2)                         --               --        4,560,787
    Foreign currencies, at value (1) (Note 2)                                      --               --               --
    Receivables:
       Investments sold                                                       661,927          122,987          255,639
       Fund shares sold                                                       351,054          119,740           18,857
       Dividends and interest                                                  39,484            3,467            1,533
    Organization costs (Note 2)                                                18,071               --               --
    Prepaid expenses and other assets                                          63,509            3,850            7,431
                                                                        -------------    -------------    -------------
            Total Assets                                                  261,135,930       10,862,687       10,580,299
                                                                        -------------    -------------    -------------

LIABILITIES:
    Payables:
       Investments purchased                                                9,115,081          170,689          451,730
       Fund shares redeemed                                                    26,123               --               --
       Securities sold short, at value (Proceeds $3,906,158) (Note 2)              --               --        3,923,694
       Investment advisory fees - net (Note 3)                                165,656            8,148            6,797
       Service and distribution fees (Note 3)                                   3,375               --               --
       Administration fees (Note 3)                                            43,594            1,940            1,096
       Accrued expenses and other payables (Note 5)                           128,627            4,612          796,103
                                                                        -------------    -------------    -------------
            Total Liabilities                                               9,482,456          185,389        5,179,420
                                                                        -------------    -------------    -------------
NET ASSETS                                                              $ 251,653,474    $  10,677,298    $   5,400,879
                                                                        =============    =============    =============

NET ASSETS CONSIST OF (NOTE 4):
     Paid-in capital (no par value)                                     $ 156,382,829    $   9,873,299    $   5,123,128
     Undistributed net investment income (loss)                              (691,130)          (9,629)           2,830
     Accumulated net realized gain (loss) on investments                   16,659,213          (43,664)        (756,259)
     Net unrealized appreciation (depreciation) on investments             79,302,562          857,292        1,031,180
                                                                        -------------    -------------    -------------
TOTAL NET ASSETS                                                        $ 251,653,474    $  10,677,298    $   5,400,879
                                                                        =============    =============    =============

SHARES OF BENEFICIAL INTEREST
    Institutional Class:
    Net Assets                                                          $ 240,156,680    $  10,677,298    $   5,400,879
    Shares of beneficial interest outstanding (unlimited shares
        authorized, no par value)                                           7,080,469          626,717          426,979
                                                                        -------------    -------------    -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                $       33.92    $       17.04    $       12.65
                                                                        =============    =============    =============
    Investor Class:
    Net Assets                                                          $  10,498,286              N/A              N/A
    Shares of beneficial interest outstanding (unlimited shares
        authorized, no par value)                                             310,974              N/A              N/A
                                                                        -------------    -------------    -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                $       33.76              N/A              N/A
                                                                        =============    =============    =============
    C Class:
    Net Assets                                                          $     998,508              N/A              N/A
    Shares of beneficial interest outstanding (unlimited shares
        authorized, no par value)                                              29,710              N/A              N/A
                                                                        -------------    -------------    -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                $       33.61              N/A              N/A
                                                                        =============    =============    =============
MAXIMUM OFFERING PRICE PER SHARE (NAV / 99%)                            $       33.95              N/A              N/A
                                                                        =============    =============    =============

                                                                             REIT         SPECIAL SMALL      SMALL CAP
                                                                             FUND            CAP FUND        VALUE FUND
                                                                         -------------    -------------    -------------
ASSETS:
    Investments (Note 2):
       Investments at cost                                               $  26,379,597    $  17,993,127    $  26,257,542
       Net unrealized appreciation (depreciation)                             (627,385)        (139,990)      (2,101,193)
                                                                         -------------    -------------    -------------
            Total investments at value                                      25,752,212       17,853,137       24,156,349
    Cash (Note 2)                                                              707,899          110,584          599,906
    Deposit with broker for securities sold short (Note 2)                          --               --               --
    Foreign currencies, at value (1) (Note 2)                                       --               --               --
    Receivables:
       Investments sold                                                        272,951          211,741           97,819
       Fund shares sold                                                             --           97,951               --
       Dividends and interest                                                   67,894           16,379           33,777
    Organization costs (Note 2)                                                 18,088           18,053           18,053
    Prepaid expenses and other assets                                            6,318            4,718           10,410
                                                                         -------------    -------------    -------------
            Total Assets                                                    26,844,219       18,214,612       25,014,265
                                                                         -------------    -------------    -------------

LIABILITIES:
    Payables:
       Investments purchased                                                   426,883               --           41,912
       Fund shares redeemed                                                     32,130          136,661           28,870
       Securities sold short, at value (Proceeds $3,906,158) (Note 2)               --               --               --
       Investment advisory fees - net (Note 3)                                  22,227           58,018           20,929
       Service and distribution fees (Note 3)                                      271               --              455
       Administration fees (Note 3)                                              5,292            8,266            4,983
       Accrued expenses and other payables (Note 5)                             13,425           21,241           14,734
                                                                         -------------    -------------    -------------
            Total Liabilities                                                  500,228          224,186          111,883
                                                                         -------------    -------------    -------------
NET ASSETS                                                               $  26,343,991    $  17,990,426    $  24,902,382
                                                                         =============    =============    =============

NET ASSETS CONSIST OF (NOTE 4):
     Paid-in capital (no par value)                                      $  28,807,924    $  18,032,573    $  26,303,887
     Undistributed net investment income (loss)                                168,028           17,499            7,540
     Accumulated net realized gain (loss) on investments                    (2,113,629)          80,344          687,452
     Net unrealized appreciation (depreciation) on investments                (518,332)        (139,990)      (2,096,497)
                                                                         -------------    -------------    -------------
TOTAL NET ASSETS                                                         $  26,343,991    $  17,990,426    $  24,902,382
                                                                         =============    =============    =============

SHARES OF BENEFICIAL INTEREST
    Institutional Class:
    Net Assets                                                           $  25,727,391    $  17,990,426    $  23,192,326
    Shares of beneficial interest outstanding (unlimited shares
        authorized, no par value)                                            2,506,517        1,393,934        1,743,686
                                                                         -------------    -------------    -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                 $       10.26    $       12.91    $       13.30
                                                                         =============    =============    =============
    Investor Class:
    Net Assets                                                           $     458,943              N/A    $   1,551,398
    Shares of beneficial interest outstanding (unlimited shares
        authorized, no par value)                                               44,768              N/A          117,049
                                                                         -------------    -------------    -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                 $       10.25              N/A    $       13.25
                                                                         =============    =============    =============
    C Class:
    Net Assets                                                           $     157,657              N/A    $     158,658
    Shares of beneficial interest outstanding (unlimited shares
        authorized, no par value)                                               15,428              N/A           12,020
                                                                         -------------    -------------    -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                 $       10.22              N/A    $       13.20
                                                                         =============    =============    =============
MAXIMUM OFFERING PRICE PER SHARE (NAV / 99%)                             $       10.32              N/A    $       13.33
                                                                         =============    =============    =============

-------------------------------------------------------------
(1) Cost of foreign currencies for International Small Cap Equity Fund and International Equity Fund is $49,179 and $119,070, respectively.

                       See Notes to Financial Statements.

                                                                           HIDDEN           ALL CAP           CORE
                                                                         VALUE FUND        VALUE FUND      EQUITY FUND
                                                                        -------------    -------------    -------------
ASSETS:
    Investments (Note 2):
       Investments at cost                                              $   2,562,288    $     716,346    $   3,928,802
       Net unrealized appreciation (depreciation)                            (150,208)           2,308          (64,762)
                                                                        -------------    -------------    -------------
            Total investments at value                                      2,412,080          718,654        3,864,040
    Cash (Note 2)                                                              86,042           36,964          189,016
    Deposit with broker for securities sold short (Note 2)                         --               --               --
    Foreign currencies, at value (1) (Note 2)                                      --               --               --
    Receivables:
       Investments sold                                                         9,782               --               --
       Fund shares sold                                                            --               --          157,000
       Dividends and interest                                                   3,615            1,897            8,718
    Organization costs (Note 2)                                                18,071           18,071           18,071
    Prepaid expenses and other assets                                           5,971            6,527            8,829
                                                                        -------------    -------------    -------------
            Total Assets                                                    2,535,561          782,113        4,088,674
                                                                        -------------    -------------    -------------

LIABILITIES:
    Payables:
       Investments purchased                                                       --               --               --
       Fund shares redeemed                                                     4,716               --               --
       Securities sold short, at value (Proceeds $3,906,158) (Note 2)              --               --               --
       Investment advisory fees - net (Note 3)                                  1,877              471            2,517
       Service and distribution fees (Note 3)                                     384               26              149
       Administration fees (Note 3)                                               494              159              850
       Accrued expenses and other payables (Note 5)                             3,591              275              580
                                                                        -------------    -------------    -------------
            Total Liabilities                                                  11,062              931            4,096
                                                                        -------------    -------------    -------------
NET ASSETS                                                              $   2,524,499    $     781,182    $   4,084,578
                                                                        =============    =============    =============

NET ASSETS CONSIST OF (NOTE 4):
     Paid-in capital (no par value)                                     $   2,744,453    $     829,014    $   4,216,120
     Undistributed net investment income (loss)                                 1,131               69            6,635
     Accumulated net realized gain (loss) on investments                      (70,877)         (50,209)         (73,415)
     Net unrealized appreciation (depreciation) on investments               (150,208)           2,308          (64,762)
                                                                        -------------    -------------    -------------
TOTAL NET ASSETS                                                        $   2,524,499    $     781,182    $   4,084,578
                                                                        =============    =============    =============

SHARES OF BENEFICIAL INTEREST
    Institutional Class:
    Net Assets                                                          $   1,123,825    $     740,764    $   3,635,442
    Shares of beneficial interest outstanding (unlimited shares
        authorized, no par value)                                              99,061           54,397          262,867
                                                                        -------------    -------------    -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                $       11.34    $       13.62    $       13.83
                                                                        =============    =============    =============
    Investor Class:
    Net Assets                                                          $   1,400,674              N/A    $     435,280
    Shares of beneficial interest outstanding (unlimited shares
        authorized, no par value)                                             123,501              N/A           31,494
                                                                        -------------    -------------    -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                $       11.34              N/A    $       13.82
                                                                        =============    =============    =============
    C Class:
    Net Assets                                                                    N/A    $      40,418    $      13,856
    Shares of beneficial interest outstanding (unlimited shares
        authorized, no par value)                                                 N/A            2,974            1,004
                                                                        -------------    -------------    -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                          N/A    $       13.59    $       13.80
                                                                        =============    =============    =============
MAXIMUM OFFERING PRICE PER SHARE (NAV / 99%)                                      N/A    $       13.73    $       13.94
                                                                        =============    =============    =============
                                                                         INTERNATIONAL    INTERNATIONAL
                                                                           SMALL CAP         EQUITY
                                                                          EQUITY FUND         FUND
                                                                         -------------    -------------
ASSETS:
    Investments (Note 2):
       Investments at cost                                               $   7,717,939    $   9,810,954
       Net unrealized appreciation (depreciation)                            6,927,857        3,121,138
                                                                         -------------    -------------
            Total investments at value                                      14,645,796       12,932,092
    Cash (Note 2)                                                            2,883,297        1,072,474
    Deposit with broker for securities sold short (Note 2)                          --               --
    Foreign currencies, at value (1) (Note 2)                                   48,677          117,277
    Receivables:
       Investments sold                                                        297,817          172,607
       Fund shares sold                                                          8,953
       Dividends and interest                                                    5,023           21,038
    Organization costs (Note 2)                                                     --               --
    Prepaid expenses and other assets                                            6,720            5,328
                                                                         -------------    -------------
            Total Assets                                                    18,044,330       14,329,769
                                                                         -------------    -------------

LIABILITIES:
    Payables:
       Investments purchased                                                    97,856          408,987
       Fund shares redeemed                                                         --               --
       Securities sold short, at value (Proceeds $3,906,158) (Note 2)               --               --
       Investment advisory fees - net (Note 3)                                  13,361            9,675
       Service and distribution fees (Note 3)                                       --               --
       Administration fees (Note 3)                                              2,905            2,546
       Accrued expenses and other payables (Note 5)                             13,092           10,629
                                                                         -------------    -------------
            Total Liabilities                                                  127,214          431,837
                                                                         -------------    -------------
NET ASSETS                                                               $  17,917,116    $  13,897,932
                                                                         =============    =============

NET ASSETS CONSIST OF (NOTE 4):
     Paid-in capital (no par value)                                      $  10,225,741    $  10,854,781
     Undistributed net investment income (loss)                                (71,781)         (89,993)
     Accumulated net realized gain (loss) on investments                       840,188           14,091
     Net unrealized appreciation (depreciation) on investments               6,922,968        3,119,053
                                                                         -------------    -------------
TOTAL NET ASSETS                                                         $  17,917,116    $  13,897,932
                                                                         =============    =============

SHARES OF BENEFICIAL INTEREST
    Institutional Class:
    Net Assets                                                           $  17,917,116    $  13,807,845
    Shares of beneficial interest outstanding (unlimited shares
        authorized, no par value)                                              619,088          697,944
                                                                         -------------    -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                 $       28.94    $       19.78
                                                                         =============    =============
    Investor Class:
    Net Assets                                                                     N/A              N/A
    Shares of beneficial interest outstanding (unlimited shares
        authorized, no par value)                                                  N/A              N/A
                                                                         -------------    -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           N/A              N/A
                                                                         =============    =============
    C Class:
    Net Assets                                                                     N/A    $      90,087
    Shares of beneficial interest outstanding (unlimited shares
        authorized, no par value)                                                  N/A    $       4,572
                                                                         -------------    -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           N/A    $       19.71
                                                                         =============    =============
MAXIMUM OFFERING PRICE PER SHARE (NAV / 99%)                                       N/A    $       19.91
                                                                         =============    =============



                       See Notes to Financial Statements.

                           UNDISCOVERED MANAGERS FUNDS

 STATEMENTS OF OPERATIONS o FOR THE PERIODS ENDED FEBRUARY 29, 2000 (UNAUDITED)
--------------------------------------------------------------------------------





                                                                BEHAVIORAL         BEHAVIORAL        BEHAVIORAL           REIT
                                                           GROWTH FUND(1)(7)(8)   VALUE FUND(2)  LONG/SHORT FUND(2)   FUND(3)(4)(9)
                                                           --------------------   -------------  ------------------   -------------

INVESTMENT INCOME:
   Dividends (Note 2) ......................................... $    108,198      $     21,592      $     13,698      $    870,174
   Foreign taxes withheld on dividend income (Note 2) .........           --                --                --                --
   Interest (Note 2) ..........................................      171,904             9,758           119,837            10,839
                                                                ------------      ------------      ------------      ------------
     Total investment income ..................................      280,102            31,350           133,535           881,013
                                                                ------------      ------------      ------------      ------------

EXPENSES:
   Investment advisory fees (Note 3) ..........................      700,694            30,329            44,473           126,857
   Administration fees (Note 3) ...............................      184,393             7,221             7,173            30,204
   Custodian fees (Note 3) ....................................       23,783            10,092             3,526             7,745
   Professional fees ..........................................       32,656            10,661             9,144             9,963
   Transfer agent fees ........................................       77,351            13,566            13,823            43,406
   Trustees' fees (Note 5) ....................................       12,203               474               372             1,605
   Amortization of organization costs (Note 2) ................        3,181                --                --             3,181
   Offering costs .............................................       35,640            11,655            10,000            13,920
   Service and distribution fees - Investor Class (Note 3) ....       11,354                --                --               928
   Service and distribution fees - C Class (Note 3) ...........        2,349                --                --               621
   Other fees .................................................        3,874               527             1,796             4,163
   Dividends on securities sold short (Note 2) ................           --                --             7,659                --
                                                                ------------      ------------      ------------      ------------
     Total expenses before waiver/reimbursement ...............    1,087,478            84,525            97,966           242,593
     Less: Waiver/reimbursement (Note 3) ......................     (116,246)          (44,120)          (32,940)          (71,970)
                                                                ------------      ------------      ------------      ------------
     Total expenses net of waiver/reimbursement ...............      971,232            40,405            65,026           170,623
                                                                ------------      ------------      ------------      ------------
NET INVESTMENT INCOME (LOSS) ..................................     (691,130)           (9,055)           68,509           710,390
                                                                ------------      ------------      ------------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (Note 2):
   Net realized gain (loss) on:
     Investments sold .........................................   19,673,649            70,596         1,476,755          (859,479)
     Securities sold short ....................................           --                --        (1,755,831)               --
     Foreign currency related transactions ....................           --                --                --                --
   Net change in unrealized appreciation (depreciation) on:
     Investments ..............................................   55,649,863           905,609           316,157          (709,979)
     Securities sold short ....................................           --                --            35,794                --
     Foreign currency related transactions ....................           --                --                --                --
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS ...................................................   75,323,512           976,205            72,875        (1,569,458)
                                                                ------------      ------------      ------------      ------------

NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS ..................................... $ 74,632,382      $    967,150      $    141,384      $   (859,068)
                                                                ============      ============      ============      ============


                                                               SPECIAL SMALL       SMALL CAP           HIDDEN
                                                                CAP FUND(5)   Value Fund(5)(7)(8) Value Fund(1)(7)
                                                               ------------   ------------------- ----------------


INVESTMENT INCOME                                               $   107,818        $   129,895       $    26,689
   Dividends (Note 2) .........................................          --                 --                --
   Foreign taxes withheld on dividend income (Note 2) .........      16,799             50,884             1,333
   Interest (Note 2) .......................................... -----------        -----------       -----------
                                                                    124,617            180,779            28,022
     Total investment income .................................. -----------        -----------       -----------


EXPENSES:                                                            94,566            127,866            14,178
   Investment advisory fees (Note 3) ..........................      22,323             30,444             3,731
   Administration fees (Note 3) ...............................       5,130              4,685             3,325
   Custodian fees (Note 3) ....................................      11,580             11,473             9,315
   Professional fees ..........................................      17,412             43,619            25,053
   Transfer agent fees ........................................       1,172              1,489               184
   Trustees' fees (Note 5) ....................................       3,181              3,181             3,181
   Amortization of organization costs (Note 2) ................      10,472             13,600            12,501
   Offering costs .............................................          --              1,807             2,732
   Service and distribution fees - Investor Class (Note 3) ....          --                641                --
   Service and distribution fees - C Class (Note 3) ...........       7,673              4,196               249
   Other fees .................................................          --                 --                --
   Dividends on securities sold short (Note 2) ................ -----------        -----------       -----------
                                                                    173,509            243,001            74,449
     Total expenses before waiver/reimbursement ...............     (66,391)           (70,177)          (52,322)
     Less: Waiver/reimbursement (Note 3) ...................... -----------        -----------       -----------
                                                                    107,118            172,824            22,127
     Total expenses net of waiver/reimbursement ............... -----------        -----------       -----------
                                                                     17,499              7,955             5,895
NET INVESTMENT INCOME (LOSS) .................................. -----------        -----------       -----------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (Note 2):
   Net realized gain (loss) on:                                     670,742          1,005,049           (30,735)
     Investments sold .........................................          --                 --                --
     Securities sold short ....................................          --                 --                --
     Foreign currency related transactions ....................
   Net change in unrealized appreciation (depreciation) on:        (532,760)        (1,053,649)          (79,108)
     Investments .............................................. -----------        -----------       -----------
     Securities sold short ....................................          --                 --                --
     Foreign currency related transactions .................... -----------        -----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS ...................................................     137,982            (48,600)         (109,843)
                                                                -----------        -----------       -----------

NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS ..................................... $   155,481        $   (40,645)      $  (103,948)
                                                                ===========        ===========       ===========


                                                                           ALL CAP                  CORE
                                                                     VALUE FUND(1)(10)*       EQUITY FUND(1)(7)(11)
                                                                     ------------------       ---------------------


INVESTMENT INCOME                                                         $     6,909               $    39,441
   Dividends (Note 2) .........................................                    --                        --
   Foreign taxes withheld on dividend income (Note 2) .........                 1,721                     7,239
   Interest (Note 2) ..........................................           -----------               -----------
                                                                                8,630                    46,680
     Total investment income ..................................           -----------               -----------


EXPENSES:                                                                       3,484                    17,446
   Investment advisory fees (Note 3) ..........................                 1,177                     5,894
   Administration fees (Note 3) ...............................                 3,635                     3,515
   Custodian fees (Note 3) ....................................                10,211                     9,154
   Professional fees ..........................................                34,325                    37,493
   Transfer agent fees ........................................                    60                       248
   Trustees' fees (Note 5) ....................................                 3,181                     3,181
   Amortization of organization costs (Note 2) ................                10,001                    12,501
   Offering costs .............................................                    --                     1,014
   Service and distribution fees - Investor Class (Note 3) ....                   208                        42
   Service and distribution fees - C Class (Note 3) ...........                   134                     1,054
   Other fees .................................................                    --                        --
   Dividends on securities sold short (Note 2) ................           -----------               -----------
                                                                               66,416                    91,542
     Total expenses before waiver/reimbursement ...............               (61,549)                  (67,147)
     Less: Waiver/reimbursement (Note 3) ......................           -----------               -----------
                                                                                4,867                    24,395
     Total expenses net of waiver/reimbursement ...............           -----------               -----------
                                                                                3,763                    22,285
NET INVESTMENT INCOME (LOSS) ..................................           -----------               -----------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (Note 2):
   Net realized gain (loss) on:                                               (35,994)                  (41,059)
     Investments sold .........................................                    --                        --
     Securities sold short ....................................                    --                        --
     Foreign currency related transactions ....................
   Net change in unrealized appreciation (depreciation) on:                   (57,127)                 (385,780)
     Investments ..............................................           -----------               -----------
     Securities sold short ....................................                    --                        --
     Foreign currency related transactions ....................           -----------               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS ...................................................               (93,121)                 (426,839)
                                                                          -----------               -----------

NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS .....................................           $   (89,358)              $  (404,554)
                                                                          ===========               ===========



                                                                     INTERNATIONAL SMALL          INTERNATIONAL
                                                                     CAP EQUITY FUND(6)        EQUITY FUND(6)(12)
                                                                     -------------------       ------------------


INVESTMENT INCOME                                                       $     5,941               $    20,978
   Dividends (Note 2) .........................................                (779)                   (2,204)
   Foreign taxes withheld on dividend income (Note 2) .........               8,191                     9,367
   Interest (Note 2) ..........................................         -----------               -----------
                                                                             13,353                    28,141
     Total investment income ..................................         -----------               -----------


EXPENSES:                                                                    53,642                    39,080
   Investment advisory fees (Note 3) ..........................              11,661                    10,284
   Administration fees (Note 3) ...............................               6,932                     8,247
   Custodian fees (Note 3) ....................................              11,587                    10,708
   Professional fees ..........................................              14,584                    24,189
   Transfer agent fees ........................................                 671                       576
   Trustees' fees (Note 5) ....................................                  --                        --
   Amortization of organization costs (Note 2) ................              11,139                    11,535
   Offering costs .............................................                  --                        --
   Service and distribution fees - Investor Class (Note 3) ....                  --                       142
   Service and distribution fees - C Class (Note 3) ...........               1,666                     1,436
   Other fees .................................................                  --                        --
   Dividends on securities sold short (Note 2) ................         -----------               -----------
                                                                            111,882                   106,197
     Total expenses before waiver/reimbursement ...............             (37,322)                  (46,462)
     Less: Waiver/reimbursement (Note 3) ......................         -----------               -----------
                                                                             74,560                    59,735
     Total expenses net of waiver/reimbursement ...............         -----------               -----------
                                                                            (61,207)                  (31,594)
NET INVESTMENT INCOME (LOSS) ..................................         -----------               -----------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (Note 2):
   Net realized gain (loss) on:                                             936,716                    50,727
     Investments sold .........................................                  --                        --
     Securities sold short ....................................              (6,163)                  (21,936)
     Foreign currency related transactions ....................
   Net change in unrealized appreciation (depreciation) on:               6,062,866                 2,623,017
     Investments ..............................................         -----------               -----------
     Securities sold short ....................................              (4,946)                   (2,179)
     Foreign currency related transactions ....................         -----------               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS ...................................................           6,988,473                 2,649,629
                                                                        -----------               -----------

NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS .....................................         $ 6,927,266               $ 2,618,035
                                                                        ===========               ===========


(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2)  The Fund commenced investment operations on December 28, 1998.

(3)  The Fund's Investor Class commenced investment operations on March 24,
     1999.

(4) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(6) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(7)  The Fund's Investor Class commenced investment operations on July 31, 1998.

(8)  The Fund's C Class commenced investment operations on June 21, 1999.

(9)  The Fund's C Class commenced investment operations on August 3, 1999.

(10) The Fund's C Class commenced investment operations on May 27, 1999.

(11) The Fund's C Class commenced investment operations on August 31, 1999.

(12) The Fund's C Class commenced investment operations on September 28, 1999

* On December 22, 1999, the All Cap Value Fund ceased offering Investor Class shares.






                       See Notes to Financial Statements.

                           UNDISCOVERED MANAGERS FUNDS



                    UNDISCOVERED BEHAVIORAL LONG/SHORT FUND

        STATEMENT OF CASH FLOWS o FOR THE PERIOD ENDED FEBRUARY 29, 2000
--------------------------------------------------------------------------------


NET INCREASE IN CASH:
Cash flows from operating activities:
     Interest and dividends received ........................................        $   137,898
     Operating expenses paid ................................................            (93,832)
     Purchases of long-term securities ......................................         (3,313,990)
     Net purchases of short term securities .................................           (272,527)
     Proceeds from sales of long-term securities ............................          5,957,676
                                                                                     -----------
Net cash used in operating activities .......................................                            $ 2,415,225
Cash flows from financing activities:
     Dividends on securities sold short .....................................             (3,446)
     Net shareholder subscriptions and redemptions ..........................           (678,596)
     Cash dividends paid ....................................................             (4,258)
     Proceeds from securities sold short ....................................          3,253,698
     Purchases of securities sold short .....................................         (6,656,904)
     Deposit with broker for securities sold short ..........................          1,674,281

Net cash provided by financing activities ...................................                             (2,415,225)
                                                                                                         -----------

Net increase in cash ........................................................                                      0
Cash - beginning of period ..................................................                                      0
                                                                                                         -----------
Cash - end of period ........................................................                            $         0
                                                                                                         ===========

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
     CASH PROVIDED BY OPERATING AND INVESTING
     ACTIVITIES:
Net increase in net assets resulting from operations ........................                            $   141,384
     Increase in investments, net ...........................................          2,293,836
     Increase in dividends and interest receivable ..........................              8,577
     Decrease in prepaid expenses and other assets ..........................             (6,069)
     Decrease in investment advisory fee payable ............................             (1,118)
     Decrease in administration fee payable .................................               (181)
     Decrease in accrued expenses and other payables ........................            (21,204)
                                                                                     -----------
     Total adjustments ......................................................                              2,273,841
                                                                                                         -----------
Net cash used in operating activities .......................................                            $ 2,415,225
                                                                                                         ===========


                       See Notes to Financial Statements.

                           UNDISCOVERED MANAGERS FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               BEHAVIORAL
                                                                                          GROWTH FUND (1)(7)(8)
                                                                                -----------------------------------------
                                                                                SIX MONTHS ENDED
                                                                                FEBRUARY 29, 2000          YEAR ENDED
                                                                                   (UNAUDITED)           AUGUST 31, 1999
                                                                                -----------------       -----------------

NET ASSETS at beginning of period ...........................................   $      98,849,739       $       5,294,388
Increase (decrease) in net assets resulting from operations:
   Net investment income (loss) .............................................            (691,130)               (291,498)
   Net realized gain (loss) on investments ..................................          19,673,649              (2,841,027)
   Net change in unrealized appreciation (depreciation) on investments ......          55,649,863              24,604,678
                                                                                -----------------       -----------------
   Net increase (decrease) in net assets resulting from operations ..........          74,632,382              21,472,153
                                                                                -----------------       -----------------
Distributions to shareholders (Note 4):
   Institutional Class Shares:
      Net investment income .................................................                  --                      --
      Net realized gains ....................................................                  --                      --
   Investor Class Shares:
      Net investment income .................................................                  --                      --
      Net realized gains ....................................................                  --                      --
   C Class Shares:
      Net investment income .................................................                  --                      --
      Net realized gains ....................................................                  --                      --
                                                                                -----------------       -----------------
   Total distributions to shareholders ......................................                  --                      --
                                                                                -----------------       -----------------
Capital share transactions:
   Institutional Class Shares:
     Proceeds from Shares issued ............................................         103,788,248              74,149,825
     Issued to shareholders in reinvestment of distributions ................                  --                      --
     Cost of Shares redeemed ................................................         (28,772,057)             (6,080,995)
                                                                                -----------------       -----------------
     Increase in net assets derived from Institutional Class
       Share transactions ...................................................          75,016,191              68,068,830
                                                                                -----------------       -----------------
   Investor Class Shares:
     Proceeds from Shares issued ............................................           2,930,656               4,233,947
     Issued to shareholders in reinvestment of distributions ................                  --                      --
     Cost of Shares redeemed ................................................            (331,183)               (397,454)
                                                                                -----------------       -----------------
     Increase in net assets derived from Investor Class
       Share transactions ...................................................           2,599,473               3,836,493
                                                                                -----------------       -----------------
   C Class Shares:
     Proceeds from Shares issued ............................................             589,018                 177,875
     Issued to shareholders in reinvestment of distributions ................                  --                      --
     Cost of Shares redeemed ................................................             (33,329)                     --
                                                                                -----------------       -----------------
     Increase in net assets derived from C Class Share transactions .........             555,689                 177,875
                                                                                -----------------       -----------------
Increase in net assets derived from capital share transactions ..............          78,171,353              72,083,198
                                                                                -----------------       -----------------
Total increase in net assets ................................................         152,803,735              93,555,351
                                                                                -----------------       -----------------
NET ASSETS at end of period .................................................   $     251,653,474       $      98,849,739
                                                                                =================       =================

Undistributed net investment income (loss) ..................................   $        (691,130)      $              --
                                                                                -----------------       -----------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Sold ...................................................................           3,753,839               4,306,126
     Issued to shareholders in reinvestment of distributions ................                  --                      --
     Redeemed ...............................................................          (1,074,196)               (348,452)
                                                                                -----------------       -----------------
       Total Institutional Class transactions ...............................           2,679,643               3,957,674
                                                                                -----------------       -----------------
   Investor Class Shares:
     Sold ...................................................................             109,808                 233,173
     Issued to shareholders in reinvestment of distributions ................                  --                      --
     Redeemed ...............................................................             (14,177)                (21,222)
                                                                                -----------------       -----------------
       Total Investor Class transactions ....................................              95,631                 211,951
                                                                                -----------------       -----------------
   C Class Shares:
     Sold ...................................................................              22,243                   8,687
     Issued to shareholders in reinvestment of distributions ................                  --                      --
     Redeemed ...............................................................              (1,220)                     --
                                                                                -----------------       -----------------
       Total C Class transactions ...........................................              21,023                   8,687
                                                                                -----------------       -----------------
Net increase in capital shares ..............................................           2,796,297               4,178,312
                                                                                =================       =================


                                                                                               BEHAVIORAL
                                                                                             VALUE FUND (2)
                                                                               ----------------------------------------
                                                                               SIX MONTHS ENDED
                                                                               FEBRUARY 29, 2000         YEAR ENDED
                                                                                  (UNAUDITED)          AUGUST 31, 1999
                                                                               -----------------      -----------------

NET ASSETS at beginning of period ........................................     $       3,651,462      $              --
Increase (decrease) in net assets resulting from operations:
   Net investment income (loss) ..........................................                (9,055)                (3,435)
   Net realized gain (loss) on investments ...............................                70,596                 79,254
   Net change in unrealized appreciation (depreciation) on investments ...               905,609                (48,317)
                                                                               -----------------      -----------------
   Net increase (decrease) in net assets resulting from operations .......               967,150                 27,502
                                                                               -----------------      -----------------
Distributions to shareholders (Note 4):
   Institutional Class Shares:
      Net investment income ..............................................               (17,601)                    --
      Net realized gains .................................................              (193,513)                    --
   Investor Class Shares:
      Net investment income ..............................................                   N/A                    N/A
      Net realized gains .................................................                   N/A                    N/A
   C Class Shares:
      Net investment income ..............................................                   N/A                    N/A
      Net realized gains .................................................                   N/A                    N/A
                                                                               -----------------      -----------------
   Total distributions to shareholders ...................................              (211,114)                    --
                                                                               -----------------      -----------------
Capital share transactions:
   Institutional Class Shares:
     Proceeds from Shares issued .........................................             6,436,021              3,656,376
     Issued to shareholders in reinvestment of distributions .............               144,132                     --
     Cost of Shares redeemed .............................................              (310,353)               (32,416)
                                                                               -----------------      -----------------
     Increase in net assets derived from Institutional Class
       Share transactions ................................................             6,269,800              3,623,960
                                                                               -----------------      -----------------
   Investor Class Shares:
     Proceeds from Shares issued .........................................                   N/A                    N/A
     Issued to shareholders in reinvestment of distributions .............                   N/A                    N/A
     Cost of Shares redeemed .............................................                   N/A                    N/A
                                                                               -----------------      -----------------
     Increase in net assets derived from Investor Class
       Share transactions ................................................                   N/A                    N/A
                                                                               -----------------      -----------------
   C Class Shares:
     Proceeds from Shares issued .........................................                   N/A                    N/A
     Issued to shareholders in reinvestment of distributions .............                   N/A                    N/A
     Cost of Shares redeemed .............................................                   N/A                    N/A
                                                                               -----------------      -----------------
     Increase in net assets derived from C Class Share transactions ......                   N/A                    N/A
                                                                               -----------------      -----------------
     Increase in net assets derived from capital share transactions ......             6,269,800              3,623,960
                                                                               -----------------      -----------------
Total increase in net assets .............................................             7,025,836              3,651,462
                                                                               -----------------      -----------------
NET ASSETS at end of period ..............................................     $      10,677,298      $       3,651,462
                                                                               =================      =================

Undistributed net investment income (loss) ...............................     $          (9,629)     $          17,026
                                                                               -----------------      -----------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Sold ................................................................               395,147                243,753
     Issued to shareholders in reinvestment of distributions .............                 9,065                     --
     Redeemed ............................................................               (19,151)                (2,097)
                                                                               -----------------      -----------------
       Total Institutional Class transactions ............................               385,061                241,656
                                                                               -----------------      -----------------
   Investor Class Shares:
     Sold ................................................................                   N/A                    N/A
     Issued to shareholders in reinvestment of distributions .............                   N/A                    N/A
     Redeemed ............................................................                   N/A                    N/A
                                                                               -----------------      -----------------
       Total Investor Class transactions .................................                   N/A                    N/A
                                                                               -----------------      -----------------
   C Class Shares:
     Sold ................................................................                   N/A                    N/A
     Issued to shareholders in reinvestment of distributions .............                   N/A                    N/A
     Redeemed ............................................................                   N/A                    N/A
                                                                               -----------------      -----------------
       Total C Class transactions ........................................                   N/A                    N/A
                                                                               -----------------      -----------------
Net increase in capital shares ...........................................               385,061                241,656
                                                                               =================      =================

                                                                                              BEHAVIORAL
                                                                                          LONG/SHORT FUND (2)
                                                                               ----------------------------------------
                                                                               SIX MONTHS ENDED
                                                                                FEBRUARY 29, 2000        PERIOD ENDED
                                                                                 (UNAUDITED)           AUGUST 31, 1999
                                                                               -----------------      -----------------

NET ASSETS at beginning of period .........................................   $       5,942,350      $              --
Increase (decrease) in net assets resulting from operations:
   Net investment income (loss) ...........................................              68,509                 83,033
   Net realized gain (loss) on investments ................................            (279,076)              (477,182)
   Net change in unrealized appreciation (depreciation) on investments ....             351,951                679,229
                                                                              -----------------      -----------------
   Net increase (decrease) in net assets resulting from operations ........             141,384                285,080
                                                                              -----------------      -----------------
Distributions to shareholders (Note 4):
   Institutional Class Shares:
      Net investment income ...............................................            (169,174)                    --
      Net realized gains ..................................................                  --                     --
   Investor Class Shares:
      Net investment income ...............................................                 N/A                    N/A
      Net realized gains ..................................................                 N/A                    N/A
   C Class Shares:
      Net investment income ...............................................                 N/A                    N/A
      Net realized gains ..................................................                 N/A                    N/A
                                                                              -----------------      -----------------
   Total distributions to shareholders ....................................            (169,174)                    --
                                                                              -----------------      -----------------
Capital share transactions:
   Institutional Class Shares:
     Proceeds from Shares issued ..........................................             150,292              5,936,333
     Issued to shareholders in reinvestment of distributions ..............             164,915                     --
     Cost of Shares redeemed ..............................................            (828,888)              (279,063)
                                                                              -----------------      -----------------
     Increase in net assets derived from Institutional Class
       Share transactions .................................................            (513,681)             5,657,270
                                                                              -----------------      -----------------
   Investor Class Shares:
     Proceeds from Shares issued ..........................................                 N/A                    N/A
     Issued to shareholders in reinvestment of distributions ..............                 N/A                    N/A
     Cost of Shares redeemed ..............................................                 N/A                    N/A
                                                                              -----------------      -----------------
     Increase in net assets derived from Investor Class
       Share transactions .................................................                 N/A                    N/A
                                                                              -----------------      -----------------
   C Class Shares:
     Proceeds from Shares issued ..........................................                 N/A                    N/A
     Issued to shareholders in reinvestment of distributions ..............                 N/A                    N/A
     Cost of Shares redeemed ..............................................                 N/A                    N/A
                                                                              -----------------      -----------------
     Increase in net assets derived from C Class Share transactions .......                 N/A                    N/A
                                                                              -----------------      -----------------
     Increase in net assets derived from capital share transactions .......            (513,681)             5,657,270
                                                                              -----------------      -----------------
Total increase in net assets ..............................................            (541,471)             5,942,350
                                                                              -----------------      -----------------
NET ASSETS at end of period ...............................................   $       5,400,879      $       5,942,350
                                                                              =================      =================

Undistributed net investment income (loss) ................................   $           2,830      $         103,494
                                                                              -----------------      -----------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Sold .................................................................              11,754                492,681
     Issued to shareholders in reinvestment of distributions ..............              13,663                     --
     Redeemed .............................................................             (66,405)               (24,714)
                                                                              -----------------      -----------------
       Total Institutional Class transactions .............................             (40,988)               467,967
                                                                              -----------------      -----------------
   Investor Class Shares:
     Sold .................................................................                 N/A                    N/A
     Issued to shareholders in reinvestment of distributions ..............                 N/A                    N/A
     Redeemed .............................................................                 N/A                    N/A
                                                                              -----------------      -----------------
       Total Investor Class transactions ..................................                 N/A                    N/A
                                                                              -----------------      -----------------
   C Class Shares:
     Sold .................................................................                 N/A                    N/A
     Issued to shareholders in reinvestment of distributions ..............                 N/A                    N/A
     Redeemed .............................................................                 N/A                    N/A
                                                                              -----------------      -----------------
       Total C Class transactions .........................................                 N/A                    N/A
                                                                              -----------------      -----------------
Net increase in capital shares ............................................             (40,988)               467,967
                                                                              =================      =================


                                                                                               REIT FUND (3)(4)(9)
                                                                                  ----------------------------------------
                                                                                  SIX MONTHS ENDED
                                                                                   FEBRUARY 29, 2000       YEAR ENDED
                                                                                     (UNAUDITED)          AUGUST 31, 1999
                                                                                  -----------------      -----------------

NET ASSETS at beginning of period ...........................................    $      22,884,294      $       9,122,042
Increase (decrease) in net assets resulting from operations:
   Net investment income (loss) .............................................              710,390                841,893
   Net realized gain (loss) on investments ..................................             (859,479)            (1,172,811)
   Net change in unrealized appreciation (depreciation) on investments ......             (709,979)             1,508,354
                                                                                 -----------------      -----------------
   Net increase (decrease) in net assets resulting from operations ..........             (859,068)             1,177,436
                                                                                 -----------------      -----------------
Distributions to shareholders (Note 4):
   Institutional Class Shares:
      Net investment income .................................................           (1,058,795)              (363,218)
      Net realized gains ....................................................                   --                     --
   Investor Class Shares:
      Net investment income .................................................              (24,421)                    --
      Net realized gains ....................................................                   --                     --
   C Class Shares:
      Net investment income .................................................               (6,162)                    --
      Net realized gains ....................................................                   --                     --
                                                                                 -----------------      -----------------
   Total distributions to shareholders ......................................           (1,089,378)              (363,218)
                                                                                 -----------------      -----------------
Capital share transactions:
   Institutional Class Shares:
     Proceeds from Shares issued ............................................            9,351,484             15,763,544
     Issued to shareholders in reinvestment of distributions ................            1,052,208                362,073
     Cost of Shares redeemed ................................................           (5,134,989)            (3,695,055)
                                                                                 -----------------      -----------------
     Increase in net assets derived from Institutional Class
       Share transactions ...................................................            5,268,703             12,430,562
                                                                                 -----------------      -----------------
   Investor Class Shares:
     Proceeds from Shares issued ............................................               83,443                498,714
     Issued to shareholders in reinvestment of distributions ................               24,421                     --
     Cost of Shares redeemed ................................................             (115,371)                (1,253)
                                                                                 -----------------      -----------------
     Increase in net assets derived from Investor Class
       Share transactions ...................................................               (7,507)               497,461
                                                                                 -----------------      -----------------
   C Class Shares:
     Proceeds from Shares issued ............................................              145,128                 20,011
     Issued to shareholders in reinvestment of distributions ................                1,819                     --
     Cost of Shares redeemed ................................................                   --                     --
                                                                                 -----------------      -----------------
     Increase in net assets derived from C Class Share transactions .........              146,947                 20,011
                                                                                 -----------------      -----------------
     Increase in net assets derived from capital share transactions .........            5,408,143             12,948,034
                                                                                 -----------------      -----------------
Total increase in net assets ................................................            3,459,697             13,762,252
                                                                                 -----------------      -----------------
NET ASSETS at end of period .................................................    $      26,343,991      $      22,884,294
                                                                                 =================      =================

Undistributed net investment income (loss) ..................................    $         168,028      $         547,016
                                                                                 -----------------      -----------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Sold ...................................................................              895,759              1,440,463
     Issued to shareholders in reinvestment of distributions ................              113,390                 29,824
     Redeemed ...............................................................             (499,993)              (330,562)
                                                                                 -----------------      -----------------
       Total Institutional Class transactions ...............................              509,156              1,139,725
                                                                                 -----------------      -----------------
   Investor Class Shares:
     Sold ...................................................................                7,847                 45,642
     Issued to shareholders in reinvestment of distributions ................                2,549                     --
     Redeemed ...............................................................              (11,158)                  (112)
                                                                                 -----------------      -----------------
       Total Investor Class transactions ....................................                 (762)                45,530
                                                                                 -----------------      -----------------
   C Class Shares:
     Sold ...................................................................               13,450                  1,788
     Issued to shareholders in reinvestment of distributions ................                  190                     --
     Redeemed ...............................................................                   --                     --
                                                                                 -----------------      -----------------
       Total C Class transactions ...........................................               13,640                  1,788
                                                                                 -----------------      -----------------
Net increase in capital shares ..............................................              522,034              1,187,043
                                                                                 =================      =================

                                                                                                 SPECIAL SMALL
                                                                                                  CAP FUND (5)
                                                                                --------------------------------------------
                                                                                 SIX MONTHS ENDED
                                                                                 FEBRUARY 29, 2000            YEAR ENDED
                                                                                   (UNAUDITED)              AUGUST 31, 1999
                                                                                -----------------          -----------------

NET ASSETS at beginning of period ...........................................  $      16,077,580          $      11,286,389
Increase (decrease) in net assets resulting from operations:
   Net investment income (loss) .............................................             17,499                    (82,457)
   Net realized gain (loss) on investments ..................................            670,742                   (196,115)
   Net change in unrealized appreciation (depreciation) on investments ......           (532,760)                 3,226,443
                                                                               -----------------          -----------------
   Net increase (decrease) in net assets resulting from operations ..........            155,481                  2,947,871
                                                                               -----------------          -----------------
Distributions to shareholders (Note 4):
   Institutional Class Shares:
      Net investment income .................................................                 --                         --
      Net realized gains ....................................................                 --                         --
   Investor Class Shares:
      Net investment income .................................................                N/A                        N/A
      Net realized gains ....................................................                N/A                        N/A
   C Class Shares:
      Net investment income .................................................                N/A                        N/A
      Net realized gains ....................................................                N/A                        N/A
                                                                               -----------------          -----------------
   Total distributions to shareholders ......................................                 --                         --
                                                                               -----------------          -----------------
Capital share transactions:
   Institutional Class Shares:
     Proceeds from Shares issued ............................................          7,628,072                 12,234,293
     Issued to shareholders in reinvestment of distributions ................                 --                         --
     Cost of Shares redeemed ................................................         (5,870,707)               (10,390,973)
                                                                               -----------------          -----------------
     Increase in net assets derived from Institutional Class
       Share transactions ...................................................          1,757,365                  1,843,320
                                                                               -----------------          -----------------
   Investor Class Shares:
     Proceeds from Shares issued ............................................                N/A                        N/A
     Issued to shareholders in reinvestment of distributions ................                N/A                        N/A
     Cost of Shares redeemed ................................................                N/A                        N/A
                                                                               -----------------          -----------------
     Increase in net assets derived from Investor Class
       Share transactions ...................................................                N/A                        N/A
                                                                               -----------------          -----------------
   C Class Shares:
     Proceeds from Shares issued ............................................                N/A                        N/A
     Issued to shareholders in reinvestment of distributions ................                N/A                        N/A
     Cost of Shares redeemed ................................................                N/A                        N/A
                                                                               -----------------          -----------------
     Increase in net assets derived from C Class Share transactions .........                N/A                        N/A
                                                                               -----------------          -----------------
     Increase in net assets derived from capital share transactions .........          1,757,365                  1,843,320
                                                                               -----------------          -----------------
Total increase in net assets ................................................          1,912,846                  4,791,191
                                                                               -----------------          -----------------
NET ASSETS at end of period .................................................  $      17,990,426          $      16,077,580
                                                                               =================          =================

Undistributed net investment income (loss) ..................................  $          17,499          $              --
                                                                               -----------------          -----------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Sold ...................................................................            597,439                  1,068,414
     Issued to shareholders in reinvestment of distributions ................                 --                         --
     Redeemed ...............................................................           (456,247)                  (900,945)
                                                                               -----------------          -----------------
       Total Institutional Class transactions ...............................            141,192                    167,469
                                                                               -----------------          -----------------
   Investor Class Shares:
     Sold ...................................................................                N/A                        N/A
     Issued to shareholders in reinvestment of distributions ................                N/A                        N/A
     Redeemed ...............................................................                N/A                        N/A
                                                                               -----------------          -----------------
       Total Investor Class transactions ....................................                N/A                        N/A
                                                                               -----------------          -----------------
   C Class Shares:
     Sold ...................................................................                N/A                        N/A
     Issued to shareholders in reinvestment of distributions ................                N/A                        N/A
     Redeemed ...............................................................                N/A                        N/A
                                                                               -----------------          -----------------
       Total C Class transactions ...........................................                N/A                        N/A
                                                                               -----------------          -----------------
Net increase in capital shares ..............................................            141,192                    167,469
                                                                               =================          =================

                                                                                              SMALL CAP
                                                                                        VALUE FUND (5)(7)(8)
                                                                              ----------------------------------------
                                                                               SIX MONTHS ENDED
                                                                              FEBRUARY 29, 2000          YEAR ENDED
                                                                                 (UNAUDITED)           AUGUST 31, 1999
                                                                              -----------------      -----------------

NET ASSETS at beginning of period ...........................................$      21,111,171      $      13,879,749
Increase (decrease) in net assets resulting from operations:
   Net investment income (loss) .............................................            7,955                (21,511)
   Net realized gain (loss) on investments ..................................        1,005,049                 47,095
   Net change in unrealized appreciation (depreciation) on investments ......       (1,053,649)             3,182,571
                                                                             -----------------      -----------------
   Net increase (decrease) in net assets resulting from operations ..........          (40,645)             3,208,155
                                                                             -----------------      -----------------
Distributions to shareholders (Note 4):
   Institutional Class Shares:
      Net investment income .................................................               --                (23,442)
      Net realized gains ....................................................         (316,055)               (71,791)
   Investor Class Shares:
      Net investment income .................................................               --                    (30)
      Net realized gains ....................................................          (13,704)                  (182)
   C Class Shares:
      Net investment income .................................................               --                     --
      Net realized gains ....................................................           (1,741)                    --
                                                                             -----------------      -----------------
   Total distributions to shareholders ......................................         (331,500)               (95,445)
                                                                             -----------------      -----------------
Capital share transactions:
   Institutional Class Shares:
     Proceeds from Shares issued ............................................       11,888,341             14,233,391
     Issued to shareholders in reinvestment of distributions ................          309,357                 93,248
     Cost of Shares redeemed ................................................       (8,686,549)           (11,202,241)
                                                                             -----------------      -----------------
     Increase in net assets derived from Institutional Class
       Share transactions ...................................................        3,511,149              3,124,398
                                                                             -----------------      -----------------
   Investor Class Shares:
     Proceeds from Shares issued ............................................          759,954              1,731,869
     Issued to shareholders in reinvestment of distributions ................           13,704                    211
     Cost of Shares redeemed ................................................         (165,964)              (858,334)
                                                                             -----------------      -----------------
     Increase in net assets derived from Investor Class
       Share transactions ...................................................          607,694                873,746
                                                                             -----------------      -----------------
   C Class Shares:
     Proceeds from Shares issued ............................................           43,196                120,568
     Issued to shareholders in reinvestment of distributions ................            1,317                     --
     Cost of Shares redeemed ................................................               --                     --
                                                                             -----------------      -----------------
     Increase in net assets derived from C Class Share transactions .........           44,513                120,568
                                                                             -----------------      -----------------
     Increase in net assets derived from capital share transactions .........        4,163,356              4,118,712
                                                                             -----------------      -----------------
Total increase in net assets ................................................        3,791,211              7,231,422
                                                                             -----------------      -----------------
NET ASSETS at end of period .................................................$      24,902,382      $      21,111,171
                                                                             =================      =================

Undistributed net investment income (loss) ..................................$           7,540      $            (415)
                                                                             -----------------      -----------------
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Sold ...................................................................          890,571              1,109,410
     Issued to shareholders in reinvestment of distributions ................           23,742                  5,981
     Redeemed ...............................................................         (650,253)              (906,129)
                                                                             -----------------      -----------------
       Total Institutional Class transactions ...............................          264,060                209,262
                                                                             -----------------      -----------------
   Investor Class Shares:
     Sold ...................................................................           57,634                131,580
     Issued to shareholders in reinvestment of distributions ................            1,055                     18
     Redeemed ...............................................................          (12,394)               (63,698)
                                                                             -----------------      -----------------
       Total Investor Class transactions ....................................           46,295                 67,900
                                                                             -----------------      -----------------
   C Class Shares:
     Sold ...................................................................            3,267                  8,652
     Issued to shareholders in reinvestment of distributions ................              101                     --
     Redeemed ...............................................................               --                     --
                                                                             -----------------      -----------------
       Total C Class transactions ...........................................            3,368                  8,652
                                                                             -----------------      -----------------
Net increase in capital shares ..............................................          313,723                285,814
                                                                             =================      =================



---------------------------
(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2)  The Fund commenced investment operations on December 28, 1998.

(3)  The Fund's Investor Class commenced investment operations on March 24,
     1999.

(4) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(6) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(7)  The Fund's Investor Class commenced investment operations on July 31, 1998.

(8)  The Fund's C Class commenced investment operations on June 21, 1999.

(9)  The Fund's C Class commenced investment operations on August 3, 1999.

(10) The Fund's C Class commenced investment operations on May 27, 1999.

(11) The Fund's C Class commenced investment operations on August 31, 1999.

(12) The Fund's C Class commenced investment operations on September 28, 1999.


                       See Notes to Financial Statements.

                           UNDISCOVERED MANAGERS FUNDS

--------------------------------------------------------------------------------


                                                                                       HIDDEN VALUE FUND (1)(7)
                                                                                -------------------------------------
                                                                               SIX MONTHS ENDED
                                                                               FEBRUARY 29, 2000        YEAR ENDED
                                                                                  (UNAUDITED)         AUGUST 31, 1999
                                                                                ---------------       ---------------

NET ASSETS at beginning of period .........................................     $     3,294,923       $       964,979
Increase (decrease) in net assets resulting from operations:
   Net investment income (loss) ...........................................               5,895                 7,651
   Net realized gain (loss) on investments ................................             (30,735)              104,786
   Net change in unrealized appreciation (depreciation) on investments ....             (79,108)              309,551
                                                                                ---------------       ---------------
   Net increase (decrease) in net assets resulting from operations ........            (103,948)              421,988
                                                                                ---------------       ---------------
Distributions to shareholders (Note 4):
   Institutional Class Shares:
     Net investment income ................................................              (8,111)               (8,960)
     Net realized gains ...................................................             (63,114)              (13,732)
   Investor Class Shares:
     Net investment income ................................................              (5,550)                 (318)
     Net realized gains ...................................................             (73,839)                 (488)
   C Class Shares:
     Net investment income ................................................                 N/A                   N/A
     Net realized gains ...................................................                 N/A                   N/A
                                                                                ---------------       ---------------
   Total distributions to shareholders ....................................            (150,614)              (23,498)
                                                                                ---------------       ---------------
Capital share transactions:
   Institutional Class Shares:
     Proceeds from Shares issued ..........................................             105,435             1,862,645
     Issued to shareholders in reinvestment of distributions ..............              70,718                22,692
     Cost of Shares redeemed ..............................................            (563,531)           (1,586,895)
                                                                                ---------------       ---------------
     Increase in net assets derived from Institutional Class
       Share transactions .................................................            (387,378)              298,442
                                                                                ---------------       ---------------
   Investor Class Shares:
     Proceeds from Shares issued ..........................................             209,948             3,396,388
     Issued to shareholders in reinvestment of distributions ..............              79,389                   806
     Cost of Shares redeemed ..............................................            (417,821)           (1,764,182)
                                                                                ---------------       ---------------
     Increase in net assets derived from Investor Class
       Share transactions .................................................            (128,484)            1,633,012
                                                                                ---------------       ---------------
   C Class Shares:
     Proceeds from Shares issued ..........................................                 N/A                   N/A
     Issued to shareholders in reinvestment of distributions ..............                 N/A                   N/A
     Cost of Shares redeemed ..............................................                 N/A                   N/A
                                                                                ---------------       ---------------
     Increase in net assets derived from C Class Share transactions .......                 N/A                   N/A
                                                                                ---------------       ---------------
Increase in net assets derived from capital share transactions ............            (515,862)            1,931,454
                                                                                ---------------       ---------------
Total increase in net assets ..............................................            (770,424)            2,329,944
                                                                                ---------------       ---------------
NET ASSETS at end of period ...............................................     $     2,524,499       $     3,294,923
                                                                                ===============       ===============

Undistributed net investment income (loss) ................................     $         1,131       $         8,896
                                                                                ---------------       ---------------
OTHER INFORMATION:
Share transactions:
   Institutional Class Shares:
     Sold .................................................................               8,784               162,951
     Issued to shareholders in reinvestment of distributions ..............               6,133                 2,035
     Redeemed .............................................................             (46,315)             (129,289)
                                                                                ---------------       ---------------
         Total Institutional Class transactions ...........................             (31,398)               35,697
                                                                                ---------------       ---------------
   Investor Class Shares:
     Sold .................................................................              17,730               269,258
     Issued to shareholders in reinvestment of distributions ..............               6,886                    72
     Redeemed .............................................................             (34,972)             (139,609)
                                                                                ---------------       ---------------
         Total Investor Class transactions ................................             (10,356)              129,721
                                                                                ---------------       ---------------
   C Class Shares:
     Sold .................................................................                 N/A                   N/A
     Issued to shareholders in reinvestment of distributions ..............                 N/A                   N/A
     Redeemed .............................................................                 N/A                   N/A
                                                                                ---------------       ---------------
         Total C Class transactions .......................................                 N/A                   N/A
                                                                                ---------------       ---------------
Net increase in capital shares ............................................             (41,754)              165,418
                                                                                ===============       ===============




                                                                                      ALL CAP VALUE FUND (1)(10)*
                                                                                -------------------------------------
                                                                               SIX MONTHS ENDED
                                                                               FEBRUARY 29, 2000         YEAR ENDED
                                                                                  (UNAUDITED)         AUGUST 31, 1999
                                                                                ---------------       ---------------

NET ASSETS at beginning of period .........................................     $     1,039,432       $       329,619
Increase (decrease) in net assets resulting from operations:
   Net investment income (loss) ...........................................               3,763                 3,377
   Net realized gain (loss) on investments ................................             (35,994)               (3,137)
   Net change in unrealized appreciation (depreciation) on investments ....             (57,127)              119,489
                                                                                ---------------       ---------------
   Net increase (decrease) in net assets resulting from operations ........             (89,358)              119,729
                                                                                ---------------       ---------------
Distributions to shareholders (Note 4):
   Institutional Class Shares:
     Net investment income ................................................              (8,824)               (5,967)
     Net realized gains ...................................................                  --                    --
   Investor Class Shares:
     Net investment income ................................................                (595)                 (839)
     Net realized gains ...................................................                  --                    --
   C Class Shares:
     Net investment income ................................................                (172)                   --
     Net realized gains ...................................................                  --                    --
                                                                                ---------------       ---------------
   Total distributions to shareholders ....................................              (9,591)               (6,806)
                                                                                ---------------       ---------------
Capital share transactions:
   Institutional Class Shares:
     Proceeds from Shares issued ..........................................             124,769               716,676
     Issued to shareholders in reinvestment of distributions ..............               8,746                 5,967
     Cost of Shares redeemed ..............................................            (250,640)             (160,519)
                                                                                ---------------       ---------------
     Increase in net assets derived from Institutional Class
       Share transactions .................................................            (117,125)              562,124
                                                                                ---------------       ---------------
   Investor Class Shares:
     Proceeds from Shares issued ..........................................                 (17)                   --
     Issued to shareholders in reinvestment of distributions ..............                 594                   840
     Cost of Shares redeemed ..............................................             (53,673)                   --
                                                                                ---------------       ---------------
     Increase in net assets derived from Investor Class
       Share transactions .................................................             (53,096)                  840
                                                                                ---------------       ---------------
   C Class Shares:
     Proceeds from Shares issued ..........................................              29,748                33,926
     Issued to shareholders in reinvestment of distributions ..............                 172                    --
     Cost of Shares redeemed ..............................................             (19,000)                   --
                                                                                ---------------       ---------------
     Increase in net assets derived from C Class Share transactions .......              10,920                33,926
                                                                                ---------------       ---------------
Increase in net assets derived from capital share transactions ............            (159,301)              596,890
                                                                                ---------------       ---------------
Total increase in net assets ..............................................            (258,250)              709,813
                                                                                ---------------       ---------------
NET ASSETS at end of period ...............................................     $       781,182       $     1,039,432
                                                                                ===============       ===============

Undistributed net investment income (loss) ................................     $            69       $         5,897
                                                                                ---------------       ---------------
OTHER INFORMATION:
Share transactions:
   Institutional Class Shares:
     Sold .................................................................               8,379                47,852
     Issued to shareholders in reinvestment of distributions ..............                 598                   443
     Redeemed .............................................................             (17,119)              (10,829)
                                                                                ---------------       ---------------
         Total Institutional Class transactions ...........................              (8,142)               37,466
                                                                                ---------------       ---------------
   Investor Class Shares:
     Sold .................................................................                  --                    --
     Issued to shareholders in reinvestment of distributions ..............                  41                    62
     Redeemed .............................................................              (3,629)                   --
                                                                                ---------------       ---------------
         Total Investor Class transactions ................................              (3,588)                   62
                                                                                ---------------       ---------------
   C Class Shares:
     Sold .................................................................               2,067                 2,170
     Issued to shareholders in reinvestment of distributions ..............                  12                    --
     Redeemed .............................................................              (1,274)                   --
                                                                                ---------------       ---------------
         Total C Class transactions .......................................                 805                 2,170
                                                                                ---------------       ---------------
Net increase in capital shares ............................................             (10,925)               39,698
                                                                                ===============       ===============







                                                                                     CORE EQUITY FUND (1)(7)(11)
                                                                             ----------------------------------------
                                                                              SIX MONTHS ENDED
                                                                              FEBRUARY 29, 2000         YEAR ENDED
                                                                                (UNAUDITED)          AUGUST 31, 1999
                                                                             -----------------      -----------------

                                                                             $       5,146,986      $       1,338,493
NET ASSETS at beginning of period .........................................             22,285                 39,086
Increase (decrease) in net assets resulting from operations:                           (41,059)               (29,336)
   Net investment income (loss) ...........................................           (385,780)               501,435
   Net realized gain (loss) on investments ................................  -----------------      -----------------
   Net change in unrealized appreciation (depreciation) on investments ....           (404,554)               511,185
                                                                             -----------------      -----------------
   Net increase (decrease) in net assets resulting from operations ........

Distributions to shareholders (Note 4):                                                (41,681)               (20,802)
   Institutional Class Shares:                                                              --                     --
     Net investment income ................................................
     Net realized gains ...................................................             (4,711)                  (281)
   Investor Class Shares:                                                                   --                     --
     Net investment income ................................................
     Net realized gains ...................................................                (34)                    --
   C Class Shares:                                                                          --                     --
     Net investment income ................................................  -----------------      -----------------
     Net realized gains ...................................................            (46,426)               (21,083)
                                                                             -----------------      -----------------
   Total distributions to shareholders ....................................

Capital share transactions:                                                            129,524              3,793,601
   Institutional Class Shares:                                                          41,681                 20,801
     Proceeds from Shares issued ..........................................           (698,887)            (1,050,831)
     Issued to shareholders in reinvestment of distributions ..............  -----------------      -----------------
     Cost of Shares redeemed ..............................................
                                                                                      (527,682)             2,763,571
     Increase in net assets derived from Institutional Class                 -----------------      -----------------
       Share transactions .................................................
                                                                                       163,344                611,946
   Investor Class Shares:                                                                4,712                    281
     Proceeds from Shares issued ..........................................           (262,438)               (62,423)
     Issued to shareholders in reinvestment of distributions ..............  -----------------      -----------------
     Cost of Shares redeemed ..............................................
                                                                                       (94,382)               549,804
     Increase in net assets derived from Investor Class                      -----------------      -----------------
       Share transactions .................................................
                                                                                        10,602                  5,016
   C Class Shares:                                                                          34                     --
     Proceeds from Shares issued ..........................................                 --                     --
     Issued to shareholders in reinvestment of distributions ..............  -----------------      -----------------
     Cost of Shares redeemed ..............................................             10,636                  5,016
                                                                             -----------------      -----------------
     Increase in net assets derived from C Class Share transactions .......           (611,427)             3,318,391
                                                                             -----------------      -----------------
Increase in net assets derived from capital share transactions ............         (1,062,408)             3,808,493
                                                                             -----------------      -----------------
Total increase in net assets ..............................................  $       4,084,578      $       5,146,986
                                                                             =================      =================
NET ASSETS at end of period ...............................................
                                                                             $           6,635      $          30,776
                                                                             -----------------      -----------------
Undistributed net investment income (loss) ................................

OTHER INFORMATION:
Share transactions:                                                                      8,729                261,172
   Institutional Class Shares:                                                           2,731                  1,431
     Sold .................................................................            (46,292)               (66,490)
     Issued to shareholders in reinvestment of distributions ..............  -----------------      -----------------
     Redeemed .............................................................            (34,832)               196,113
                                                                             -----------------      -----------------
         Total Institutional Class transactions ...........................
                                                                                        10,850                 38,348
   Investor Class Shares:                                                                  309                     19
     Sold .................................................................            (17,523)                (3,899)
     Issued to shareholders in reinvestment of distributions ..............  -----------------      -----------------
     Redeemed .............................................................             (6,364)                34,468
                                                                             -----------------      -----------------
         Total Investor Class transactions ................................

   C Class Shares:                                                                         674                    328
     Sold .................................................................                  2                     --
     Issued to shareholders in reinvestment of distributions ..............  -----------------      -----------------
     Redeemed .............................................................                 --                     --
                                                                             -----------------      -----------------
         Total C Class transactions .......................................                676                    328
                                                                             =================      =================
Net increase in capital shares ............................................            (40,520)               230,909






                                                                                       INTERNATIONAL SMALL
                                                                                        CAP EQUITY FUND (6)
                                                                             -----------------------------------------
                                                                             SIX MONTHS ENDED
                                                                             FEBRUARY 29, 2000           YEAR ENDED
                                                                               (UNAUDITED)            AUGUST 31, 1999
                                                                             ----------------        -----------------

                                                                             $      6,768,075        $              --
NET ASSETS at beginning of period .........................................           (61,207)                  (7,385)
Increase (decrease) in net assets resulting from operations:                          930,553                  (25,685)
   Net investment income (loss) ...........................................         6,057,920                  865,049
   Net realized gain (loss) on investments ................................  ----------------        -----------------
   Net change in unrealized appreciation (depreciation) on investments ....         6,927,266                  831,979
                                                                             ----------------        -----------------
   Net increase (decrease) in net assets resulting from operations ........

Distributions to shareholders (Note 4):                                                    --                       --
   Institutional Class Shares:                                                        (91,237)                      --
     Net investment income ................................................
     Net realized gains ...................................................               N/A                      N/A
   Investor Class Shares:                                                                 N/A                      N/A
     Net investment income ................................................
     Net realized gains ...................................................               N/A                      N/A
   C Class Shares:                                                                        N/A                      N/A
     Net investment income ................................................  ----------------        -----------------
     Net realized gains ...................................................           (91,237)                      --
                                                                             ----------------        -----------------
   Total distributions to shareholders ....................................

Capital share transactions:                                                         4,246,569                6,095,840
   Institutional Class Shares:                                                         91,237                       --
     Proceeds from Shares issued ..........................................           (24,794)                (159,744)
     Issued to shareholders in reinvestment of distributions ..............  ----------------        -----------------
     Cost of Shares redeemed ..............................................
                                                                                    4,313,012                5,936,096
     Increase in net assets derived from Institutional Class                 ----------------        -----------------
       Share transactions .................................................
                                                                                          N/A                      N/A
   Investor Class Shares:                                                                 N/A                      N/A
     Proceeds from Shares issued ..........................................               N/A                      N/A
     Issued to shareholders in reinvestment of distributions ..............  ----------------        -----------------
     Cost of Shares redeemed ..............................................
                                                                                          N/A                      N/A
     Increase in net assets derived from Investor Class                      ----------------        -----------------
       Share transactions .................................................
                                                                                          N/A                      N/A
   C Class Shares:                                                                        N/A                      N/A
     Proceeds from Shares issued ..........................................               N/A                      N/A
     Issued to shareholders in reinvestment of distributions ..............  ----------------        -----------------
     Cost of Shares redeemed ..............................................               N/A                      N/A
                                                                             ----------------        -----------------
     Increase in net assets derived from C Class Share transactions .......         4,313,012                5,936,096
                                                                             ----------------        -----------------
Increase in net assets derived from capital share transactions ............        11,149,041                6,768,075
                                                                             ----------------        -----------------
Total increase in net assets ..............................................  $     17,917,116        $       6,768,075
                                                                             ================        =================
NET ASSETS at end of period ...............................................
                                                                             $        (71,781)       $         (10,574)
                                                                             ----------------        -----------------
Undistributed net investment income (loss) ................................

OTHER INFORMATION:
Share transactions:                                                                   168,295                  459,420
   Institutional Class Shares:                                                          4,762                       --
     Sold .................................................................            (1,220)                 (12,169)
     Issued to shareholders in reinvestment of distributions ..............  ----------------        -----------------
     Redeemed .............................................................           171,837                  447,251
                                                                             ----------------        -----------------
         Total Institutional Class transactions ...........................
                                                                                          N/A                      N/A
   Investor Class Shares:                                                                 N/A                      N/A
     Sold .................................................................               N/A                      N/A
     Issued to shareholders in reinvestment of distributions ..............  ----------------        -----------------
     Redeemed .............................................................               N/A                      N/A
                                                                             ----------------        -----------------
         Total Investor Class transactions ................................

   C Class Shares:                                                                        N/A                      N/A
     Sold .................................................................               N/A                      N/A
     Issued to shareholders in reinvestment of distributions ..............  ----------------        -----------------
     Redeemed .............................................................               N/A                      N/A
                                                                             ----------------        -----------------
         Total C Class transactions .......................................               N/A                      N/A
                                                                             ================        =================
Net increase in capital shares ............................................           171,837                  447,251






                                                                                            INTERNATIONAL
                                                                                          EQUITY FUND (6)(12)
                                                                                ----------------------------------------
                                                                                 SIX MONTHS ENDED
                                                                                FEBRUARY 29, 2000         YEAR ENDED
                                                                                   (UNAUDITED)          AUGUST 31, 1999
                                                                                -----------------      -----------------

                                                                                $       5,565,655      $              --
NET ASSETS at beginning of period .........................................               (31,594)                31,844
Increase (decrease) in net assets resulting from operations:                               28,791                (26,492)
   Net investment income (loss) ...........................................             2,620,838                498,215
   Net realized gain (loss) on investments ................................     -----------------      -----------------
   Net change in unrealized appreciation (depreciation) on investments ....             2,618,035                503,567
                                                                                -----------------      -----------------
   Net increase (decrease) in net assets resulting from operations ........

Distributions to shareholders (Note 4):                                                  (101,492)                    --
   Institutional Class Shares:                                                                 --                     --
     Net investment income ................................................
     Net realized gains ...................................................                   N/A                    N/A
   Investor Class Shares:                                                                     N/A                    N/A
     Net investment income ................................................
     Net realized gains ...................................................                  (326)                    --
   C Class Shares:                                                                             --                     --
     Net investment income ................................................     -----------------      -----------------
     Net realized gains ...................................................              (101,818)                    --
                                                                                -----------------      -----------------
   Total distributions to shareholders ....................................

Capital share transactions:                                                             5,699,413              5,163,208
   Institutional Class Shares:                                                            101,492                     --
     Proceeds from Shares issued ..........................................               (66,071)              (101,120)
     Issued to shareholders in reinvestment of distributions ..............     -----------------      -----------------
     Cost of Shares redeemed ..............................................
                                                                                        5,734,834              5,062,088
     Increase in net assets derived from Institutional Class                    -----------------      -----------------
       Share transactions .................................................
                                                                                              N/A                    N/A
   Investor Class Shares:                                                                     N/A                    N/A
     Proceeds from Shares issued ..........................................                   N/A                    N/A
     Issued to shareholders in reinvestment of distributions ..............     -----------------      -----------------
     Cost of Shares redeemed ..............................................
                                                                                              N/A                    N/A
     Increase in net assets derived from Investor Class                         -----------------      -----------------
       Share transactions .................................................
                                                                                           80,900                    N/A
   C Class Shares:                                                                            326                    N/A
     Proceeds from Shares issued ..........................................                    --                    N/A
     Issued to shareholders in reinvestment of distributions ..............     -----------------      -----------------
     Cost of Shares redeemed ..............................................                81,226                    N/A
                                                                                -----------------      -----------------
     Increase in net assets derived from C Class Share transactions .......             5,816,060              5,062,088
                                                                                -----------------      -----------------
Increase in net assets derived from capital share transactions ............             8,332,277              5,565,655
                                                                                -----------------      -----------------
Total increase in net assets ..............................................     $      13,897,932      $       5,565,655
                                                                                =================      =================
NET ASSETS at end of period ...............................................
                                                                                $         (89,993)     $          43,419
                                                                                -----------------      -----------------
Undistributed net investment income (loss) ................................

OTHER INFORMATION:
Share transactions:                                                                       301,670                401,990
   Institutional Class Shares:                                                              5,727                     --
     Sold .................................................................                (3,443)                (8,000)
     Issued to shareholders in reinvestment of distributions ..............     -----------------      -----------------
     Redeemed .............................................................               303,954                393,990
                                                                                -----------------      -----------------
         Total Institutional Class transactions ...........................
                                                                                              N/A                    N/A
   Investor Class Shares:                                                                     N/A                    N/A
     Sold .................................................................                   N/A                    N/A
     Issued to shareholders in reinvestment of distributions ..............     -----------------      -----------------
     Redeemed .............................................................                   N/A                    N/A
                                                                                -----------------      -----------------
         Total Investor Class transactions ................................

   C Class Shares:                                                                          4,553                    N/A
     Sold .................................................................                    19                    N/A
     Issued to shareholders in reinvestment of distributions ..............     -----------------      -----------------
     Redeemed .............................................................                    --                    N/A
                                                                                -----------------      -----------------
         Total C Class transactions .......................................                 4,572                    N/A
                                                                                =================      =================
Net increase in capital shares ............................................               308,526                393,990



(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2)  The Fund commenced investment operations on December 28, 1998.

(3)  The Fund's Investor Class commenced investment operations on March 24,
     1999.

(4) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(6) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(7)  The Fund's Investor Class commenced investment operations on July 31, 1998.

(8)  The Fund's C Class commenced investment operations on June 21, 1999.

(9)  The Fund's C Class commenced investment operations on August 3, 1999.

(10) The Fund's C Class commenced investment operations on May 27, 1999.

(11) The Fund's C Class commenced investment operations on August 31, 1999.

(12) The Fund's C Class commenced investment operations on September 28, 1999.

* On December 22, 1999, the All Cap Value Fund ceased offering Investor Class shares.




                       See Notes to Financial Statements.

UNDISCOVERED MANAGERS(TM)

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS
================================================================================

                                                                      BEHAVIORAL GROWTH FUND
                                                   ------------------------------------------------------------
                                                                      INSTITUTIONAL CLASS(1)
                                                   ------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   FEBRUARY 29, 2000        YEAR ENDED          PERIOD ENDED
                                                      (UNAUDITED)         AUGUST 31, 1999      AUGUST 31, 1998
                                                   -----------------     -----------------    -----------------

NET ASSET VALUE, BEGINNING OF PERIOD               $           21.38     $           11.86    $           12.50

Income from Investment Operations:
   Net investment income (loss)(+)                             (0.12)                (0.13)               (0.02)
   Net realized and unrealized gain (loss) on
     investments                                               12.66                  9.65                (0.62)
                                                   -----------------     -----------------    -----------------
   Total income (loss) from Investment Operations              12.54                  9.52                (0.64)

Less Distributions:
   Dividends from net investment income                         0.00                  0.00                 0.00
   Distributions from capital gains                             0.00                  0.00                 0.00
                                                   -----------------     -----------------    -----------------
   Total distributions                                          0.00                  0.00                 0.00
                                                   -----------------     -----------------    -----------------
Net increase (decrease) in net asset value                     12.54                  9.52                (0.64)
                                                   -----------------     -----------------    -----------------
NET ASSET VALUE, END OF PERIOD                     $           33.92     $           21.38    $           11.86
                                                   =================     =================    =================
TOTAL RETURN**                                                 58.65%                80.27%               (5.12)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                $         240,157     $          94,075    $           5,254
Ratios to average net assets:
   Net investment income (loss) including
     reimbursement                                             (0.92)%*              (0.72)%              (0.35)%*

   Operating expenses including reimbursement                   1.30%*                1.30%                1.30%*
Portfolio turnover rate**                                         52%                   72%                  67%

(+)  The operating expenses may reflect a
     reduction of the adviser fee, an
     allocation of expenses to the Investment
     Adviser, or both. Had such actions not
     been taken, the ratios and net
     investment income (loss) per share would have been as follows:

     Net investment income (loss)                              (1.08)%*              (1.26)%              (5.08)%*
     Operating Expenses                                         1.46%*                1.84%                6.03%*
     Net investment income (loss) per share        $           (0.14)    $           (0.23)   $           (0.27)

                                                                        BEHAVIORAL GROWTH FUND
                                                     ------------------------------------------------------------
                                                                           INVESTOR CLASS(7)
                                                     ------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     FEBRUARY 29, 2000        YEAR ENDED          PERIOD ENDED
                                                        (UNAUDITED)         AUGUST 31, 1999      AUGUST 31, 1998
                                                     -----------------     -----------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $           21.31     $           11.85    $           14.74

Income from Investment Operations:
   Net investment income (loss)(+)                               (0.16)                (0.20)                0.00(A)
   Net realized and unrealized gain (loss) on
     investments                                                 12.61                  9.66                (2.89)
                                                     -----------------     -----------------    -----------------
   Total income (loss) from Investment Operations                12.45                  9.46                (2.89)

Less Distributions:
   Dividends from net investment income                           0.00                  0.00                 0.00
   Distributions from capital gains                               0.00                  0.00                 0.00
                                                     -----------------     -----------------    -----------------
   Total distributions                                            0.00                  0.00                 0.00
                                                     -----------------     -----------------    -----------------
Net increase (decrease) in net asset value                       12.45                  9.46                (2.89)
                                                     -----------------     -----------------    -----------------
NET ASSET VALUE, END OF PERIOD                       $           33.76     $           21.31    $           11.85
                                                     =================     =================    =================
TOTAL RETURN**                                                   58.42%                79.83%              (19.61)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                  $          10,498     $           4,590    $              40
Ratios to average net assets:
   Net investment income (loss) including
     reimbursement                                               (1.27)%*              (1.09)%              (0.35)%*

   Operating expenses including reimbursement                     1.65%*                1.65%                1.30%*
Portfolio turnover rate**                                           52%                   72%                  67%

(+)  The operating expenses may reflect a
     reduction of the adviser fee, an
     allocation of expenses to the Investment
     Adviser, or both. Had such actions not
     been taken, the ratios and net
     investment income (loss) per share would have been as follows:

     Net investment income (loss)                                (1.47)%*              (1.77)%              (5.43)%*
     Operating Expenses                                           1.85%*                2.33%                6.38%*
     Net investment income (loss) per share          $           (0.19)    $           (0.32)   $           (0.07)

                                                                 BEHAVIORAL GROWTH FUND
                                                        ---------------------------------------
                                                                       C CLASS(8)
                                                        ---------------------------------------
                                                        SIX MONTHS ENDED
                                                        FEBRUARY 29, 2000       PERIOD ENDED
                                                           (UNAUDITED)         AUGUST 31, 1999
                                                        -----------------     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $           21.28     $           19.44

Income from Investment Operations:
   Net investment income (loss)(+)                                  (0.26)                (0.07)
   Net realized and unrealized gain (loss) on
     investments                                                    12.59                  1.91
                                                        -----------------     -----------------
   Total income (loss) from Investment Operations                   12.33                  1.84

Less Distributions:
   Dividends from net investment income                              0.00                  0.00
   Distributions from capital gains                                  0.00                  0.00
                                                        -----------------     -----------------
   Total distributions                                               0.00                  0.00
                                                        -----------------     -----------------
Net increase (decrease) in net asset value                          12.33                  1.84
                                                        -----------------     -----------------
NET ASSET VALUE, END OF PERIOD                          $           33.61     $           21.28
                                                        =================     =================
TOTAL RETURN**                                                      57.87%                 9.52%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                     $             999     $             185
Ratios to average net assets:
   Net investment income (loss) including
     reimbursement                                                  (1.93)%*              (1.66)%*

   Operating expenses including reimbursement                        2.30%*                2.25%*
Portfolio turnover rate**                                              52%                   72%

(+)  The operating expenses may reflect a
     reduction of the adviser fee, an
     allocation of expenses to the Investment
     Adviser, or both. Had such actions not
     been taken, the ratios and net
     investment income (loss) per share would have been as follows:

     Net investment income (loss)                                   (2.21)%*              (2.62)%*
     Operating Expenses                                              2.58%*                3.21%*
     Net investment income (loss) per share             $           (0.30)    $           (0.11)

----------
*    Annualized

**   For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2)  The Fund commenced investment operations on December 28, 1998.

(3)  The Fund's Investor Class commenced investment operations on March 24,
     1999.

(4) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(6) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(7)  The Fund's Investor Class commenced investment operations on July 31, 1998.

(8)  The Fund's C Class commenced investment operations on June 21, 1999.

(9)  The Fund's C Class commenced investment operations on August 3, 1999.

(10) The Fund's C Class commenced investment operations on May 27, 1999.

(11) The Fund's C Class commenced investment operations on August 31, 1999.

(12) The Fund's C Class commenced investment operations on September 28, 1999.

(A)  Represents less than $0.005 per share.

(B) The Fund incurred dividend expenses on securities sold short for the six months ended February 29, 2000 and the period ended August 31, 1999. If the dividend expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% for each period.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

                       See Notes to Financial Statements.

UNDISCOVERED MANAGERS(TM)

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS
================================================================================

                                                          BEHAVIORAL VALUE FUND                  BEHAVIORAL LONG/SHORT FUND
                                                   --------------------------------------  --------------------------------------
                                                          INSTITUTIONAL CLASS(2)                   INSTITUTIONAL CLASS(2)
                                                   --------------------------------------  --------------------------------------
                                                   SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                   FEBRUARY 29, 2000       PERIOD ENDED    FEBRUARY 29, 2000      PERIOD ENDED
                                                      (UNAUDITED)        AUGUST 31, 1999      (UNAUDITED)       AUGUST 31, 1999
                                                   -----------------    -----------------  -----------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $           15.11    $           12.50  $           12.70    $           12.50
Income from Investment Operations:
   Net investment income (loss)(+)                             (0.03)               (0.03)              0.15                 0.20
   Net realized and unrealized gain (loss) on
     investments                                                2.66                 2.64               0.16                 0.00(A)
                                                   -----------------    -----------------  -----------------    -----------------
   Total income (loss) from Investment Operations               2.63                 2.61               0.31                 0.20

Less Distributions:
   Dividends from net investment income                        (0.06)                0.00              (0.36)                0.00
   Distributions from capital gains                            (0.64)                0.00               0.00                 0.00
                                                   -----------------    -----------------  -----------------    -----------------
   Total distributions                                         (0.70)                0.00              (0.36)                0.00
                                                   -----------------    -----------------  -----------------    -----------------
Net increase (decrease) in net asset value                      1.93                 2.61              (0.05)                0.20
                                                   -----------------    -----------------  -----------------    -----------------
NET ASSET VALUE, END OF PERIOD                     $           17.04    $           15.11  $           12.65    $           12.70
                                                   =================    =================  =================    =================
TOTAL RETURN**                                                 17.75%               20.88%              2.57%                1.60%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                $          10,677    $           3,651  $           5,401    $           5,942
Ratios to average net assets:
   Net investment income (loss) including
     reimbursement                                             (0.31)%*             (0.35)%             2.39%*               2.56%*

   Operating expenses including reimbursement                   1.40%*               1.40%              2.27%*               2.00%*
Portfolio turnover rate**                                         26%                  58%                93%                 128%

(+)  The operating expenses may reflect a
     reduction of the adviser fee, an
     allocation of expenses to the Investment
     Adviser, or both. Had such actions not
     been taken, the ratios and net
     investment income (loss) per share would have been as follows:

     Net investment income (loss)                              (1.84)%*             (6.84)%             1.24%*               0.77%*
     Operating Expenses                                         2.93%*               7.89%              3.42%*               3.79%*
     Net investment income (loss) per share        $           (0.15)    $          (0.68) $            0.08    $            0.06











                                                                                         REIT FUND
                                                   --------------------------------------------------------------------------------
                                                                        INSTITUTIONAL CLASS(4)                    INVESTOR CLASS(3)
                                                   ------------------------------------------------------------   -----------------
                                                   SIX MONTHS ENDED                                               SIX MONTHS ENDED
                                                   FEBRUARY 29, 2000       YEAR ENDED           PERIOD ENDED      FEBRUARY 29, 2000
                                                     (UNAUDITED)         AUGUST 31, 1999       AUGUST 31, 1998      (UNAUDITED)
                                                   -----------------   -----------------      -----------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                          11.19    $           10.64      $           12.50   $          11.18
Income from Investment Operations:
   Net investment income (loss)(+)                             0.31                 0.53                   0.20               0.29
   Net realized and unrealized gain (loss) on
     investments                                              (0.75)                0.30                  (2.06)             (0.75)
                                                   ----------------    -----------------      -----------------   ----------------
   Total income (loss) from Investment Operations             (0.44)                0.83                  (1.86)             (0.46)

Less Distributions:
   Dividends from net investment income                       (0.49)               (0.28)                  0.00              (0.47)
   Distributions from capital gains                            0.00                 0.00                   0.00               0.00
                                                   ----------------    -----------------      -----------------   ----------------
   Total distributions                                        (0.49)               (0.28)                  0.00              (0.47)
                                                   ----------------    -----------------      -----------------   ----------------
Net increase (decrease) in net asset value                    (0.93)                0.55                  (1.86)             (0.93)
                                                   ----------------    -----------------      -----------------   ----------------
NET ASSET VALUE, END OF PERIOD                                10.26    $           11.19      $           10.64   $          10.25
                                                   ================    =================      =================   ================
TOTAL RETURN**                                                (3.59)%               7.84%                (14.88)%            (3.79)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                          25,727    $          22,355      $           9,122   $            459
Ratios to average net assets:
   Net investment income (loss) including
     reimbursement                                             5.90%                4.86%*                 4.85%*             5.56%*

   Operating expenses including reimbursement                  1.40%                1.40%*                 1.40%*             1.75%*
Portfolio turnover rate**                                        33%                  67%                    52%                33%

(+)  The operating expenses may reflect a
     reduction of the adviser fee, an
     allocation of expenses to the Investment
     Adviser, or both. Had such actions not
     been taken, the ratios and net
     investment income (loss) per share would have been as follows:

     Net investment income (loss)                              5.31%*               4.28%*                 1.63%*             4.82%*
     Operating Expenses                                        1.99%                1.98%*                 4.62%*             2.49%*
     Net investment income (loss) per share        $           0.28    $            0.47)     $            0.07   $           0.25




----------
*    Annualized

**   For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2)  The Fund commenced investment operations on December 28, 1998.

(3)  The Fund's Investor Class commenced investment operations on March 24,
     1999.

(4) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(6) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(7)  The Fund's Investor Class commenced investment operations on July 31, 1998.

(8)  The Fund's C Class commenced investment operations on June 21, 1999.

(9)  The Fund's C Class commenced investment operations on August 3, 1999.

(10) The Fund's C Class commenced investment operations on May 27, 1999.

(11) The Fund's C Class commenced investment operations on August 31, 1999.

(12) The Fund's C Class commenced investment operations on September 28, 1999.

(A)  Represents less than $0.005 per share.

(B) The Fund incurred dividend expenses on securities sold short for the six months ended February 29, 2000 and the period ended August 31, 1999. If the dividend expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% for each period.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.



                       See Notes to Financial Statements.

UNDISCOVERED MANAGERS(TM)

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS
================================================================================

                                                                             REIT FUND
                                                   ------------------------------------------------------------
                                                   INVESTOR CLASS(3)                  C CLASS(9)
                                                   ------------------    --------------------------------------
                                                                         SIX MONTHS ENDED
                                                     PERIOD ENDED        FEBRUARY 29, 2000      PERIOD ENDED
                                                    AUGUST 31, 1999         (UNAUDITED)        AUGUST 31, 1999
                                                   -----------------     -----------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $           10.13     $           11.17    $           11.19

Income from Investment Operations:
   Net investment income (loss)(+)                              0.20                  0.28                 0.04
   Net realized and unrealized gain (loss) on
     investments                                                0.85                 (0.76)               (0.06)
                                                   -----------------     -----------------    -----------------
   Total income (loss) from Investment Operations               1.05                 (0.48)               (0.02)

Less Distributions:
   Dividends from net investment income                         0.00                 (0.47)                0.00
   Distributions from capital gains                             0.00                  0.00                 0.00
                                                   -----------------     -----------------    -----------------
   Total distributions                                          0.00                 (0.47)                0.00
                                                   -----------------     -----------------    -----------------
Net increase (decrease) in net asset value                      1.05                 (0.95)               (0.02)
                                                   -----------------     -----------------    -----------------
NET ASSET VALUE, END OF PERIOD                     $           11.18     $           10.22    $           11.17
                                                   =================     =================    =================
TOTAL RETURN**                                                 10.37%                (4.04)%              (0.18)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                $             509     $             158    $              20
Ratios to average net assets:
   Net investment income (loss) including
     reimbursement                                              3.97%*                5.35%*               4.57%*

   Operating expenses including reimbursement                   1.75%*                2.40%*               2.21%*
Portfolio turnover rate**                                         67%                   33%                  67%

(+) The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Net investment income (loss)                                    3.26%*                4.30%*               3.68%*
Operating Expenses                                              2.46%*                3.45%*               3.10%*
Net investment income (loss) per share             $            0.16     $            0.22    $            0.03



                                                                        SPECIAL SMALL CAP FUND
                                                     ------------------------------------------------------------
                                                                        INSTITUTIONAL CLASS(5)
                                                     ------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     FEBRUARY 29, 2000        YEAR ENDED          PERIOD ENDED
                                                        (UNAUDITED)         AUGUST 31, 1999      AUGUST 31, 1998
                                                     -----------------     -----------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $           12.83     $           10.40    $           12.50

Income from Investment Operations:
   Net investment income (loss)(+)                                0.01                 (0.06)               (0.03)
   Net realized and unrealized gain (loss) on
     investments                                                  0.07                  2.49                (2.07)
                                                     -----------------     -----------------    -----------------
   Total income (loss) from Investment Operations                 0.08                  2.43                (2.10)

Less Distributions:
   Dividends from net investment income                           0.00                  0.00                 0.00
   Distributions from capital gains                               0.00                  0.00                 0.00
                                                     -----------------     -----------------    -----------------
   Total distributions                                            0.00                  0.00                 0.00
                                                     -----------------     -----------------    -----------------
Net increase (decrease) in net asset value                        0.08                  2.43                (2.10)
                                                     -----------------     -----------------    -----------------
NET ASSET VALUE, END OF PERIOD                       $           12.91     $           12.83    $           10.40
                                                     =================     =================    =================
TOTAL RETURN**                                                    0.62%                23.37%              (16.80)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                  $          17,990     $          16,078    $          11,286
Ratios to average net assets:
   Net investment income (loss) including
     reimbursement                                                0.20%*               (0.52)%              (0.51)%*

   Operating expenses including reimbursement                     1.20%*                1.66%                1.70%*
Portfolio turnover rate**                                           34%                   42%                   9%

(+) The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Net investment income (loss)                                     (0.55)%*              (0.70)%              (3.13)%*
Operating Expenses                                                1.95%*                1.84%                4.32%*
Net investment income (loss) per share               $           (0.04)    $           (0.08)   $           (0.15)



                                                                 SMALL CAP VALUE FUND
                                                        ---------------------------------------
                                                                 INSTITUTIONAL CLASS(5)
                                                        ---------------------------------------
                                                        SIX MONTHS ENDED
                                                        FEBRUARY 29, 2000         YEAR ENDED
                                                           (UNAUDITED)         AUGUST 31, 1999
                                                        -----------------     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $           13.54     $           10.90

Income from Investment Operations:
   Net investment income (loss)(+)                                   0.01                 (0.01)
   Net realized and unrealized gain (loss) on
     investments                                                    (0.07)                 2.72
                                                        -----------------     -----------------
   Total income (loss) from Investment Operations                   (0.06)                 2.71

Less Distributions:
   Dividends from net investment income                              0.00                 (0.02)
   Distributions from capital gains                                 (0.18)                (0.05)
                                                        -----------------     -----------------
   Total distributions                                              (0.18)                (0.07)
                                                        -----------------     -----------------
Net increase (decrease) in net asset value                          (0.24)                 2.64
                                                        -----------------     -----------------
NET ASSET VALUE, END OF PERIOD                          $           13.30     $           13.54
                                                        =================     =================
TOTAL RETURN**                                                      (0.42)%               24.89%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                     $          23,192     $          20,038
Ratios to average net assets:
   Net investment income (loss) including
     reimbursement                                                   0.08%*               (0.11)%

   Operating expenses including reimbursement                        1.40%*                1.40%
Portfolio turnover rate**                                              29%                   56%

(+) The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Net investment income (loss)                                        (0.49)%*              (0.85)%
Operating Expenses                                                   1.97%*                2.14%
Net investment income (loss) per share                  $           (0.03)    $           (0.11)

----------
*    Annualized

**   For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2)  The Fund commenced investment operations on December 28, 1998.

(3)  The Fund's Investor Class commenced investment operations on March 24,
     1999.

(4) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(6) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(7)  The Fund's Investor Class commenced investment operations on July 31, 1998.

(8)  The Fund's C Class commenced investment operations on June 21, 1999.

(9)  The Fund's C Class commenced investment operations on August 3, 1999.

(10) The Fund's C Class commenced investment operations on May 27, 1999.

(11) The Fund's C Class commenced investment operations on August 31, 1999.

(12) The Fund's C Class commenced investment operations on September 28, 1999.

(A)  Represents less than $0.005 per share.

(B) The Fund incurred dividend expenses on securities sold short for the six months ended February 29, 2000 and the period ended August 31, 1999. If the dividend expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% for each period.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.


                       See Notes To Financial Statements.

UNDISCOVERED MANAGERS(TM)

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS
================================================================================

                                                                        SMALL CAP VALUE FUND
                                                   ------------------------------------------------------------
                                                     INSTITUTIONAL
                                                       CLASS(5)                   INVESTOR CLASS(7)
                                                   ------------------    --------------------------------------
                                                                         SIX MONTHS ENDED
                                                     PERIOD ENDED        FEBRUARY 29, 2000       YEAR ENDED
                                                    AUGUST 31, 1998         (UNAUDITED)        AUGUST 31, 1999
                                                   -----------------     -----------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $           12.50     $           13.52    $           10.91

Income from Investment Operations:
   Net investment income (loss)(+)                              0.00(A)              (0.01)               (0.07)
   Net realized and unrealized gain (loss) on
     investments                                               (1.60)                (0.08)                2.74
                                                   -----------------     -----------------    -----------------
   Total income (loss) from Investment Operations              (1.60)                (0.09)                2.67

Less Distributions:
   Dividends from net investment income                         0.00                  0.00                (0.01)
   Distributions from capital gains                             0.00                 (0.18)               (0.05)
                                                   -----------------     -----------------    -----------------
   Total distributions                                          0.00                 (0.18)               (0.06)
                                                   -----------------     -----------------    -----------------
Net increase (decrease) in net asset value                     (1.60)                (0.27)                2.61
                                                   -----------------     -----------------    -----------------
NET ASSET VALUE, END OF PERIOD                     $           10.90     $           13.25    $           13.52
                                                   =================     =================    =================
TOTAL RETURN**                                                (12.80)%               (0.65)%              24.51%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                $          13,849     $           1,551    $             957
Ratios to average net assets:
   Net investment income (loss) including
     reimbursement                                              0.15%*               (0.23)%*             (0.50)%

   Operating expenses including reimbursement                   1.40%*                1.75%*               1.75%
Portfolio turnover rate**                                         10%                   29%                  56%

(+) The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

     Net investment income (loss)                              (3.32)%*              (0.95)%*             (1.43)%
     Operating Expenses                                         4.87%*                2.47%*               2.68%*
     Net investment income (loss) per share        $           (0.08)    $           (0.06)   $           (0.19)



                                                                        SMALL CAP VALUE FUND
                                                     ------------------------------------------------------------
                                                     INVESTOR CLASS(7)                   C CLASS(8)
                                                   ------------------    --------------------------------------
                                                                         SIX MONTHS ENDED
                                                     PERIOD ENDED        FEBRUARY 29, 2000       YEAR ENDED
                                                    AUGUST 31, 1998         (UNAUDITED)        AUGUST 31, 1999
                                                   -----------------     -----------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $           13.45     $           13.51    $           13.86

Income from Investment Operations:
   Net investment income (loss)(+)                                0.00(A)              (0.06)               (0.03)
   Net realized and unrealized gain (loss) on
     investments                                                 (2.54)                (0.07)               (0.32)
                                                     -----------------     -----------------    -----------------
   Total income (loss) from Investment Operations                (2.54)                (0.13)               (0.35)

Less Distributions:
   Dividends from net investment income                           0.00                  0.00                 0.00
   Distributions from capital gains                               0.00                 (0.18)                0.00
                                                     -----------------     -----------------    -----------------
   Total distributions                                            0.00                 (0.18)                0.00
                                                     -----------------     -----------------    -----------------
Net increase (decrease) in net asset value                       (2.54)                (0.31)               (0.35)
                                                     -----------------     -----------------    -----------------
NET ASSET VALUE, END OF PERIOD                       $           10.91     $           13.20    $           13.51
                                                     =================     =================    =================
TOTAL RETURN**                                                  (18.88)%               (0.95)%              (2.53)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                  $              31     $             159    $             117
Ratios to average net assets:
   Net investment income (loss) including
     reimbursement                                                0.15%*               (0.90)%*             (0.97)%*

   Operating expenses including reimbursement                     1.40%*                2.40%*               2.31%*
Portfolio turnover rate**                                           10%                   29%                  56%

(+) The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

     Net investment income (loss)                                (3.67)%*              (1.89)%*             (2.19)%*
     Operating Expenses                                           5.22%*                3.39%*               3.53%*
     Net investment income (loss) per share          $           (0.04)    $           (0.12)   $           (0.06)



                                                                   HIDDEN VALUE FUND
                                                        ---------------------------------------
                                                                 INSTITUTIONAL CLASS(1)
                                                        ---------------------------------------
                                                        SIX MONTHS ENDED
                                                        FEBRUARY 29, 2000         YEAR ENDED
                                                           (UNAUDITED)         AUGUST 31, 1999
                                                        -----------------     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $           12.48     $            9.76

Income from Investment Operations:
   Net investment income (loss)(+)                                   0.03                  0.06
   Net realized and unrealized gain (loss) on
     investments                                                    (0.50)                 2.86
                                                        -----------------     -----------------
   Total income (loss) from Investment Operations                   (0.47)                 2.92

Less Distributions:
   Dividends from net investment income                             (0.08)                (0.08)
   Distributions from capital gains                                 (0.59)                (0.12)
                                                        -----------------     -----------------
   Total distributions                                              (0.67)                (0.20)
                                                        -----------------     -----------------
Net increase (decrease) in net asset value                          (1.14)                 2.72
                                                        -----------------     -----------------
NET ASSET VALUE, END OF PERIOD                          $           11.34     $           12.48
                                                        =================     =================
TOTAL RETURN**                                                      (3.85)%               30.11%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                     $           1,124     $           1,628
Ratios to average net assets:
   Net investment income (loss) including
     reimbursement                                                   0.59%*                0.45%

   Operating expenses including reimbursement                        1.30%*                1.30%
Portfolio turnover rate**                                              25%                   74%

(+) The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

     Net investment income (loss)                                   (2.49)%*              (4.18)%
     Operating Expenses                                              4.38%*                5.93%
     Net investment income (loss) per share             $           (0.15)    $           (0.50)

----------
*    Annualized

**   For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2)  The Fund commenced investment operations on December 28, 1998.

(3)  The Fund's Investor Class commenced investment operations on March 24,
     1999.

(4) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(6) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(7)  The Fund's Investor Class commenced investment operations on July 31, 1998.

(8)  The Fund's C Class commenced investment operations on June 21, 1999.

(9)  The Fund's C Class commenced investment operations on August 3, 1999.

(10) The Fund's C Class commenced investment operations on May 27, 1999.

(11) The Fund's C Class commenced investment operations on August 31, 1999.

(12) The Fund's C Class commenced investment operations on September 28, 1999.

(A)  Represents less than $0.005 per share.

(B) The Fund incurred dividend expenses on securities sold short for the six months ended February 29, 2000 and the period ended August 31, 1999. If the dividend expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% for each period.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.



                       See Notes to Financial Statements.

UNDISCOVERED MANAGERS(TM)

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS
================================================================================

                                                                      HIDDEN VALUE FUND
                                                   ------------------------------------------------------------
                                                     INSTITUTIONAL
                                                       CLASS (1)                  INVESTOR CLASS (7)
                                                   ------------------    --------------------------------------
                                                                         SIX MONTHS ENDED
                                                     PERIOD ENDED        FEBRUARY 29, 2000       YEAR ENDED
                                                    AUGUST 31, 1998         (UNAUDITED)        AUGUST 31, 1999
                                                   -----------------     -----------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $           12.50     $           12.46    $            9.76

Income from Investment Operations:
   Net investment income (loss)(+)                              0.03                  0.01                (0.03)
   Net realized and unrealized gain (loss) on
     investments                                               (2.77)                (0.49)                2.87
                                                   -----------------     -----------------    -----------------
   Total income (loss) from Investment Operations              (2.74)                (0.48)                2.90

Less Distributions:
   Dividends from net investment income                         0.00                 (0.04)               (0.08)
   Distributions from capital gains                             0.00                 (0.60)               (0.12)
                                                   -----------------     -----------------    -----------------
   Total distributions                                          0.00                 (0.64)               (0.20)
                                                   -----------------     -----------------    -----------------
Net increase (decrease) in net asset value                     (2.74)                (1.12)                2.70
                                                   -----------------     -----------------    -----------------
NET ASSET VALUE, END OF PERIOD                     $            9.76     $           11.34    $           12.46
                                                   =================     =================    =================
TOTAL RETURN**                                                (21.92)%               (3.94)%              29.90%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                $             925     $           1,401    $           1,667
Ratios to average net assets:
   Net investment income (loss) including
     reimbursement                                              0.58%*                0.22%*               0.18%

   Operating expenses including reimbursement                   1.30%*                1.65%*               1.63%
Portfolio turnover rate**                                         74%                   25%                  74%

(+) The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Net investment income (loss)                                  (15.16)%*              (3.70)%*             (4.45)%
Operating Expenses                                             17.04%*                5.57%*               6.26%*
Net investment income (loss) per share             $           (0.77)    $           (0.22)   $            (0.58)



                                                     HIDDEN VALUE FUND               ALL CAP VALUE FUND
                                                     ------------------    --------------------------------------
                                                     INVESTOR CLASS (7)           INSTITUTIONAL CLASS (1)
                                                     ------------------    --------------------------------------
                                                                            SIX MONTH ENDED
                                                       PERIOD ENDED        FEBRUARY 29, 2000       YEAR ENDED
                                                      AUGUST 31, 1998         (UNAUDITED)      AUGUST 31, 1998
                                                     -----------------     -----------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $           12.09     $           15.22    $           11.53

Income from Investment Operations:
   Net investment income (loss)(+)                                0.01                  0.06                 0.08
   Net realized and unrealized gain (loss) on
     investments                                                 (2.34)                (1.49)                3.85
                                                     -----------------     -----------------    -----------------
   Total income (loss) from Investment Operations                (2.33)                (1.43)                3.93

Less Distributions:
   Dividends from net investment income                           0.00                 (0.17)               (0.24)
   Distributions from capital gains                               0.00                  0.00                 0.00
                                                     -----------------     -----------------    -----------------
   Total distributions                                            0.00                 (0.17)               (0.24)
                                                     -----------------     -----------------    -----------------
Net increase (decrease) in net asset value                       (2.33)                (1.60)                3.69
                                                     -----------------     -----------------    -----------------
NET ASSET VALUE, END OF PERIOD                       $            9.76     $           13.62    $           15.22
                                                     =================     =================    =================
TOTAL RETURN**                                                  (19.27)%               (9.50)%              34.33%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                  $              40     $             741    $             952
Ratios to average net assets:
   Net investment income (loss) including
     reimbursement                                                0.58%*                0.85%*               0.51%

   Operating expenses including reimbursement                     1.30%*                0.99%*               0.99%
Portfolio turnover rate**                                           74%                   41%                  61%

(+) The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Net investment income (loss)                                    (15.51)%*             (11.70)%*            (15.02)%
Operating Expenses                                               17.39%*               13.54%*              16.52%
Net investment income (loss) per share               $           (0.15)    $           (0.85)   $           (2.24)



                                                                   ALL CAP VALUE FUND
                                                        ---------------------------------------
                                                        INSTITUTIONAL
                                                         CLASS (1)              C CLASS (10)
                                                        ----------------       ----------------
                                                                               SIX MONTHS ENDED
                                                          PERIOD ENDED         FEBRUARY 29, 2000
                                                         AUGUST 31, 1998         (UNAUDITED)
                                                        -----------------     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $           12.50     $           15.18

Income from Investment Operations:
   Net investment income (loss)(+)                                   0.06                (0.01)
   Net realized and unrealized gain (loss) on
     investments                                                    (1.03)               (1.50)
                                                        -----------------     -----------------
   Total income (loss) from Investment Operations                   (0.97)                (1.51)

Less Distributions:
   Dividends from net investment income                              0.00                 (0.08)
   Distributions from capital gains                                  0.00                  0.00
                                                        -----------------     -----------------
   Total distributions                                               0.00                 (0.08)
                                                        -----------------     -----------------
Net increase (decrease) in net asset value                          (0.97)                 1.59
                                                        -----------------     -----------------
NET ASSET VALUE, END OF PERIOD                          $           11.53     $           13.59
                                                        =================     =================
TOTAL RETURN**                                                      (7.76)%              (10.00)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                     $             289     $              40
Ratios to average net assets:
   Net investment income (loss) including
     reimbursement                                                   0.95%*               (0.14)%*

   Operating expenses including reimbursement                        0.99%*                1.99%*
Portfolio turnover rate**                                              36%                   41%

(+) The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Net investment income (loss)                                       (41.18)%*             (25.39)%*
Operating Expenses                                                  43.12%*               27.24%*
Net investment income (loss) per share                  $           (2.73)    $           (1.85)

----------
*    Annualized

**   For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2)  The Fund commenced investment operations on December 28, 1998.

(3)  The Fund's Investor Class commenced investment operations on March 24,
     1999.

(4) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(6) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(7)  The Fund's Investor Class commenced investment operations on July 31, 1998.

(8)  The Fund's C Class commenced investment operations on June 21, 1999.

(9)  The Fund's C Class commenced investment operations on August 3, 1999.

(10) The Fund's C Class commenced investment operations on May 27, 1999.

(11) The Fund's C Class commenced investment operations on August 31, 1999.

(12) The Fund's C Class commenced investment operations on September 28, 1999.

(A)  Represents less than $0.005 per share.

(B) The Fund incurred dividend expenses on securities sold short for the six months ended February 29, 2000 and the period ended August 31, 1999. If the dividend expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% for each period.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

UNDISCOVERED MANAGERS(TM)

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS
================================================================================

                                                  ALL CAP VALUE FUND                        CORE EQUITY FUND
                                                  ------------------  ----------------------------------------------------------
                                                     C CLASS(10)                          INSTITUTIONAL CLASS(1)
                                                  ------------------  ----------------------------------------------------------
                                                                      SIX MONTHS ENDED
                                                    PERIOD ENDED      FEBRUARY 29, 2000       YEAR ENDED         PERIOD ENDED
                                                   AUGUST 31, 1999       (UNAUDITED)        AUGUST 31, 1999     AUGUST 31, 1998
                                                   ---------------    -----------------     ---------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $         15.45    $           15.33     $         12.75    $           12.50
                                                   ---------------    -----------------     ---------------    -----------------
Income from Investment Operations:
   Net investment income (loss)(+)                            0.00(A)              0.08                0.14                 0.05
   Net realized and unrealized gain (loss) on
     investments                                             (0.27)               (1.42)               2.52                 0.20
                                                   ---------------    -----------------     ---------------    -----------------
   Total income (loss) from Investment Operations            (0.27)               (1.34)               2.66                 0.25

Less Distributions:
   Dividends from net investment income                       0.00                (0.16)              (0.08)                0.00
   Distributions from capital gains                           0.00                 0.00                0.00                 0.00
                                                   ---------------    -----------------     ---------------    -----------------
   Total distributions                                        0.00                (0.16)              (0.08)                0.00
                                                   ---------------    -----------------     ---------------    -----------------
Net increase (decrease) in net asset value                   (0.27)               (1.50)               2.58                 0.25
                                                   ---------------    -----------------     ---------------    -----------------
NET ASSET VALUE, END OF PERIOD                     $         15.18    $           13.83     $         15.33    $           12.75
                                                   ===============    =================     ===============    =================
TOTAL RETURN**                                               (1.75)%              (8.86)%             20.92%                2.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                $            33    $           3,635     $         4,562    $           1,295
Ratios to average net assets:
   Net investment income (loss) including
     reimbursement                                            0.03%*               0.99%*              0.90%                1.18%*

   Operating expenses including reimbursement                 1.88%*               0.99%*              0.99%                0.99%*
Portfolio turnover rate**                                       61%                   8%                 15%                  46%

(+) The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment
    Adviser, or both. Had such actions not
    been taken, the ratios and net investment income (loss) per share would have been as follows:

   Net investment income (loss)                             (30.36)%*             (1.74)%*            (1.25)%             (16.23)%*
   Operating Expenses                                        32.27%*               3.72%*              3.14%               18.40%*
   Net investment income (loss) per share          $         (1.15)   $           (0.13)    $         (0.19)   $           (0.68)

                                                                                      CORE EQUITY FUND
                                                     ----------------------------------------------------------------------------
                                                                           INVESTOR CLASS(7)                       C CLASS(8)
                                                     -------------------------------------------------------    -----------------
                                                     SIX MONTHS ENDED                                           SIX MONTHS ENDED
                                                     FEBRUARY 29, 2000      YEAR ENDED        PERIOD ENDED      FEBRUARY 29, 2000
                                                        (UNAUDITED)       AUGUST 31, 1999    AUGUST 31, 1998       (UNAUDITED)
                                                     -----------------    ---------------    ---------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $           15.31    $         12.75    $         14.75    $           15.21
                                                     -----------------    ---------------    ---------------    -----------------
Income from Investment Operations:
   Net investment income (loss)(+)                                0.05               0.08               0.01                 0.02
   Net realized and unrealized gain (loss) on
     investments                                                 (1.42)              2.56              (2.01)               (1.32)
                                                     -----------------    ---------------    ---------------    -----------------
   Total income (loss) from Investment Operations                (1.37)              2.64              (2.00)               (1.30)

Less Distributions:
   Dividends from net investment income                          (0.12)             (0.08)              0.00                (0.11)
   Distributions from capital gains                               0.00               0.00               0.00                 0.00
                                                     -----------------    ---------------    ---------------    -----------------
   Total distributions                                           (0.12)             (0.08)              0.00                (0.11)
                                                     -----------------    ---------------    ---------------    -----------------
Net increase (decrease) in net asset value                       (1.49)              2.56              (2.00)               (1.41)
                                                     -----------------    ---------------    ---------------    -----------------
NET ASSET VALUE, END OF PERIOD                       $           13.82    $         15.31    $         12.75    $           13.80
                                                     =================    ===============    ===============    =================
TOTAL RETURN**                                                   (9.01)%            20.76%            (13.56)%              (9.24)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                  $             435    $           580    $            43    $              14
Ratios to average net assets:
   Net investment income (loss) including
     reimbursement                                                0.63%*             0.53%              1.18%*               0.28%*

   Operating expenses including reimbursement                     1.34%*             1.28%              0.99%*               1.99%*
Portfolio turnover rate**                                            8%                15%                46%                   8%

(+) The operating expenses may reflect a reduction of the adviser fee, an allocation of expenses to the Investment
    Adviser, or both. Had such actions not
    been taken, the ratios and net investment income (loss) per share would have been as follows:

   Net investment income (loss)                                  (3.07)%*           (6.22)%           (16.58)%*             (5.26)%*
   Operating Expenses                                             5.04%*             8.03%             18.75%*               7.53%*
   Net investment income (loss) per share            $           (0.23)   $         (0.98)   $         (0.21)   $           (0.38)

----------
*    Annualized

**   For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2)  The Fund commenced investment operations on December 28, 1998.

(3)  The Fund's Investor Class commenced investment operations on March 24,
     1999.

(4) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(6) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(7)  The Fund's Investor Class commenced investment operations on July 31, 1998.

(8)  The Fund's C Class commenced investment operations on June 21, 1999.

(9)  The Fund's C Class commenced investment operations on August 3, 1999.

(10) The Fund's C Class commenced investment operations on May 27, 1999.

(11) The Fund's C Class commenced investment operations on August 31, 1999.

(12) The Fund's C Class commenced investment operations on September 28, 1999.

(A)  Represents less than $0.005 per share.

(B) The Fund incurred dividend expenses on securities sold short for the six months ended February 29, 2000 and the period ended August 31, 1999. If the dividend expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% for each period.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

                       See Notes to Financial Statements.

UNDISCOVERED MANAGERS(TM)

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS
================================================================================

                                                   CORE EQUITY FUND       INTERNATIONAL SMALL CAP EQUITY FUND
                                                   -----------------     --------------------------------------
                                                      C CLASS(11)                INSTITUTIONAL CLASS(6)
                                                   -----------------     --------------------------------------
                                                                         SIX MONTHS ENDED
                                                     PERIOD ENDED        FEBRUARY 29, 2000      PERIOD ENDED
                                                    AUGUST 31, 1999         (UNAUDITED)        AUGUST 31, 1999
                                                   -----------------     -----------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $           15.31     $           15.13    $           12.50
Income from Investment Operations:
   Net investment income (loss)(+)                              0.00(A)              (0.13)               (0.02)
   Net realized and unrealized gain (loss) on
     investments                                               (0.10)                14.14                 2.65
                                                   -----------------     -----------------    -----------------
   Total income (loss) from Investment Operations              (0.10)                14.01                 2.63

Less Distributions:
   Dividends from net investment income                         0.00                  0.00                 0.00
   Distributions from capital gains                             0.00                 (0.20)                0.00
                                                   -----------------     -----------------    -----------------
   Total distributions                                          0.00                 (0.20)                0.00
                                                   -----------------     -----------------    -----------------
Net increase (decrease) in net asset value                     (0.10)                13.81                 2.63
                                                   -----------------     -----------------    -----------------
NET ASSET VALUE, END OF PERIOD                     $           15.21     $           28.94    $           15.13
                                                   =================     =================    =================
TOTAL RETURN**                                                 (0.65)%               93.30%               21.04%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                $               5     $          17,917    $           6,768
Ratios to average net assets:
   Net investment income (loss) including
     reimbursement                                             (0.88)%*              (1.32)%*             (0.22)%*

   Operating expenses including reimbursement                   1.99%*                1.60%*               1.60%*
Portfolio turnover rate**                                         15%                   17%                  52%

(+)  The operating expenses may reflect a
     reduction of the adviser fee, an
     allocation of expenses to the Investment
     Adviser, or both. Had such actions not
     been taken, the ratios and net
     investment income (loss) per share would have been as follows:

     Net investment income (loss)                              (1.84)%*              (2.12)%*             (2.35)%*
     Operating Expenses                                         2.95%*                2.40%*               3.73%*
     Net investment income (loss) per share        $            0.00(A)  $           (0.21)   $           (0.24)

                                                                        INTERNATIONAL EQUITY FUND
                                                     ------------------------------------------------------------
                                                              INSTITUTIONAL CLASS(6)                C CLASS(12)
                                                     ---------------------------------------    -----------------
                                                     SIX MONTHS ENDED                            SIX MONTHS ENDED
                                                     FEBRUARY 29, 2000      PERIOD ENDED        FEBRUARY 29, 2000
                                                        (UNAUDITED)        AUGUST 31, 1999         (UNAUDITED)

                                                     -----------------     -----------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $           14.13     $           12.50    $           14.21
Income from Investment Operations:
   Net investment income (loss)(+)                               (0.07)                 0.09                (0.08)
   Net realized and unrealized gain (loss) on
     investments                                                  5.97                  1.54                 5.83
                                                     -----------------     -----------------    -----------------
   Total income (loss) from Investment Operations                 5.90                  1.63                 5.75

Less Distributions:
   Dividends from net investment income                          (0.25)                 0.00                (0.25)
   Distributions from capital gains                               0.00                  0.00                 0.00
                                                     -----------------     -----------------    -----------------
   Total distributions                                           (0.25)                 0.00                (0.25)
                                                     -----------------     -----------------    -----------------
Net increase (decrease) in net asset value                        5.65                  1.63                 5.50
                                                     -----------------     -----------------    -----------------
NET ASSET VALUE, END OF PERIOD                       $           19.78     $           14.13    $           19.71
                                                     =================     =================    =================
TOTAL RETURN**                                                   41.97%                13.04%               40.67%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                  $          13,808     $           5,566    $              90
Ratios to average net assets:
   Net investment income (loss) including
     reimbursement                                               (0.77)%*               1.08%*              (1.06)%*

   Operating expenses including reimbursement                     1.45%*                1.45%*               2.45%*
Portfolio turnover rate**                                            6%                   10%                   6%

(+)  The operating expenses may reflect a
     reduction of the adviser fee, an
     allocation of expenses to the Investment
     Adviser, or both. Had such actions not
     been taken, the ratios and net
     investment income (loss) per share would have been as follows:

     Net investment income (loss)                                (1.90)%*              (1.07)%*             (2.96)%*
     Operating Expenses                                           2.58%*                3.60%*               4.35%*
     Net investment income (loss) per share          $           (0.16)    $           (0.09)   $           (0.24)


----------
*    Annualized

**   For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

(2)  The Fund commenced investment operations on December 28, 1998.

(3)  The Fund's Investor Class commenced investment operations on March 24,
     1999.

(4) The Fund's Institutional Class commenced investment operations on January 1, 1998.

(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(6) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(7)  The Fund's Investor Class commenced investment operations on July 31, 1998.

(8)  The Fund's C Class commenced investment operations on June 21, 1999.

(9)  The Fund's C Class commenced investment operations on August 3, 1999.

(10) The Fund's C Class commenced investment operations on May 27, 1999.

(11) The Fund's C Class commenced investment operations on August 31, 1999.

(12) The Fund's C Class commenced investment operations on September 28, 1999.

(A)  Represents less than $0.005 per share.

(B) The Fund incurred dividend expenses on securities sold short for the six months ended February 29, 2000 and the period ended August 31, 1999. If the dividend expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% for each period.

PER SHARE DATA IS CALCULATED BASED UPON THE AVERAGE SHARES OUTSTANDING DURING THE PERIOD.


                       See Notes to Financial Statements.

UNDISCOVERED MANAGERS(TM)

NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2000 (UNAUDITED)


1. ORGANIZATION

Undiscovered Managers Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of eleven separately managed portfolios advised by Undiscovered Managers, LLC (the "Advisers"). The accompanying financial statements and financial highlights are those of Undiscovered Managers Behavioral Growth Fund ("Behavioral Growth Fund"), Undiscovered Managers Behavioral Value Fund ("Behavioral Value Fund"), Undiscovered Managers Behavioral Long/Short Fund ("Behavioral Long/Short Fund"), Undiscovered Managers REIT Fund ("REIT Fund"), Undiscovered Managers Special Small Cap Fund ("Special Small Cap Fund"), Undiscovered Managers Small Cap Value Fund ("Small Cap Value Fund"), Undiscovered Managers Hidden Value Fund ("Hidden Value Fund"), Undiscovered Managers All Cap Value Fund ("All Cap Value Fund"), Undiscovered Managers Core Equity Fund ("Core Equity Fund"), UM International Small Cap Equity Fund ("International Small Cap Equity Fund") and UM International Equity Fund ("International Equity Fund"), each a "Fund", and collectively, the "Funds". Each Fund is a diversified fund except for Special Small Cap Fund and REIT Fund, which are non-diversified.

Behavioral Growth Fund, REIT Fund, Small Cap Value Fund and Core Equity Fund are authorized to issue three classes of shares (Institutional Class shares, Investor Class shares and Class C shares). Behavioral Value Fund, Behavioral Long/Short Fund, Special Small Cap Fund and International Small Cap Equity Fund are authorized to issue only Institutional Class shares. Hidden Value Fund offers only Institutional and Investor Class shares, and All Cap Value Fund and International Equity Fund offer only Institutional and Class C shares. Each share of a particular Fund represents an interest in the assets of the relevant Fund and has identical dividend, liquidation and other rights as the other shares of the Fund. Each share of a Fund has one vote, with fractional shares voting proportionally. All Trust shares are entitled to vote will vote together irrespective of Fund or class when the right of a particular Fund or class would be adversely affected by the vote, in which case a separate vote of that Fund or class will be required to decide the question. Each class of shares bears its own proportional share of fund level expenses with the Investor Class and Class C shares bearing a service and distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Portfolio Valuation: Domestic and foreign investments in securities which are traded on a recognized stock exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, or in the case of over-the-counter securities not traded on a recognized stock exchange or on the NASDAQ National Market System, at the last bid price. Short-term obligations that mature in sixty days or less are valued at amortized cost, which approximates market value. All other securities for which market quotations are not readily available (including restricted securities, if any) and all other assets are appraised at their fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

Securities Sold Short: The Behavioral Long/Short Fund may enter into short sales. A short sale involves selling a security which the Fund does not own. This requires the borrowing of shares from a broker. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date.

The Fund is required to establish a margin account with the broker lending the security short. While the short sale is outstanding, the broker retains the proceeds of the short sale. This interest-bearing amount is shown as deposit with the broker for securities sold short in the financial statements. As collateral for the securities sold short, the Fund must maintain an account consisting of cash and/or securities having a value at least equaling the current market value of such securities sold short.

Foreign Currency Translation: The books and records of each Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities for International Small Cap Equity Fund and International Equity Fund are translated into U.S. dollars at the exchange rates prevailing at the end of each business day, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in net unrealized appreciation/ (depreciation) on investments. Net realized and unrealized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses occurring between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Forward Foreign Currency Exchange Contracts: International Small Cap Equity Fund and International Equity Fund may participate in forward currency exchange contracts, but such participation will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of the default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method on the date that security is sold. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.

Classes: For each Fund, any class-specific expenses are borne by the relevant class. Income, non-class specific expenses and realized and unrealized gains (losses) are allocated to the respective classes on the basis of relative net assets.

Expenses: The Trust accounts separately for the assets, liabilities, and operations of each Fund. Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated based upon the relative net assets of each Fund.

Cash: The Fund's uninvested cash balances are swept daily into an interest-bearing account at the custodial bank, except in the case of the Behavioral Long/Short Fund which has its cash swept on a daily basis into a repurchase agreement.

Organization Costs: Organization costs are being amortized on a straight-line basis over five years for Behavioral Growth Fund, REIT Fund, Special Small Cap Fund, Small Cap Value Fund, Hidden Value Fund, All Cap Value Fund and Core Equity Fund.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal to 102%, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The value of the collateral is monitored daily.

3. INVESTMENT ADVISORY, SUB-ADVISORY, ADMINISTRATION AND OTHER FEES

For each Fund, the Trust and the Adviser are parties to a management agreement under which the Adviser provides services for a fee, computed daily and paid at least quarterly, at the following annual percentage rates based on the average daily net assets of each Fund: 0.95% for the Behavioral Growth Fund, 1.05% for the Behavioral Value Fund, 1.55% for the Behavioral Long/Short Fund, 1.05% for the REIT Fund, 0.65% to 1.65% (depending on the investment performance of the Fund) for the Special Small Cap Fund, 1.05% for the Small Cap Value Fund, 0.95% for the Hidden Value Fund, 0.74% for the All Cap Value Fund, 0.74% for the Core Equity Fund, 1.15% for the International Small Cap Equity Fund and 0.95% for the International Equity Fund; provided however, with respect to the Special Small Cap Fund, prior to December 30, 1998, its annual advisory fee rate was 1.15%.

After December 29, 1998, the advisory fee rate for the Special Small Cap Fund will vary depending on the investment performance of the Fund. The applicable fee rate is determined by adding to (or subtracting from) 1.15%, one-fifth of the number of basis points by which the total return of the Fund (excluding expenses) during the one-year period ending at the end of a quarter exceeds (or falls short of) the total return of the Russell 2000 Index during the one-year period ending at the end of such quarter. The advisory fee rate will not exceed the annual rate of 1.65% nor be less than the annual rate of 0.65%.

The Adviser has voluntarily agreed, for an indefinite period, to reduce its fees and pay the expenses of each Fund's Institutional Class, Investor Class and C Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes, dividends payable with respect to securities sold short, if any, and extraordinary expenses) to the following annual percentage rates of the average daily net assets of such Fund's Institutional Class, Investor Class and C Class shares, respectively, subject to the obligation of each Fund to repay the Adviser in future years, if any, when the relevant class's deferred fees and expenses (exclusive of brokerage costs, interest, taxes, dividends payable with respect to securities sold short, if any, and extraordinary expenses), fall below the stated percentage rate, but only to the extent that such repayment would not cause such class's expenses (exclusive of brokerage costs, interest, taxes, dividends payable with respect to securities sold short, if any, and extraordinary expenses), to exceed the stated percentage rate, and provided that a Fund is not obligated to repay any amounts more than two years after the end of the fiscal year in which they were incurred: 1.30%, 1.65% and 2.30% for the Behavioral

Growth Fund's Institutional Class, Investor Class and C Class shares, respectively, 1.40% for the Behavioral Value Fund's Institutional Class, 2.00% for the Behavioral Long/Short Fund's Institutional Class, 1.40%, 1.75% and 2.40% for the REIT Fund's Institutional Class, Investor Class and C Class shares, respectively, the sum of 0.55% plus the advisory fee rate for the Special Small Cap Fund's Institutional Class, 1.40%, 1.75% and 2.40% for the Small Cap Value Fund's Institutional Class, Investor Class and C Class shares, respectively, 1.30% and 1.65% for the Hidden Value Fund's Institutional Class and Investor Class, respectively, 0.99% and 1.99% for the All Cap Value Fund's Institutional Class and C Class shares, respectively, 0.99%, 1.34% and 1.99% for the Core Equity Fund's Institutional Class, Investor Class and C Class shares, respectively, 1.60% for the International Small Cap Equity Fund's Institutional Class and 1.45% and 2.45% for the International Equity Fund's Institutional Class and C Class shares, respectively. Prior to December 29, 1998, the Special Small Cap Fund's maximum stated percentage rate was 1.70%.

For the six months ended February 29, 2000, the Adviser reduced its fees and bore expenses pursuant to this voluntary agreement in the aggregate amounts of $116,246, $44,120, $32,940, $71,970, $66,391, $70,177, $52,322, $61,549,
$67,147, $37,322 and $46,462 for the Behavioral Growth Fund, the Behavioral Value Fund, the Behavioral Long/Short Fund, the REIT Fund, the Special Small Cap Fund, the Small Cap Value Fund, the Hidden Value Fund, the All Cap Value Fund, the Core Equity Fund, the International Small Cap Equity Fund and the International Equity Fund, respectively. All of such amounts are subject to recoupment through the end of the Trust's fiscal year ending August 31, 2001.

The Adviser has entered into various sub-advisory agreements pursuant to which the Adviser shall pay each sub-adviser an annual fee at the following rates:

                                                                                FEE RATE AS % OF FUND'S
FUND                                SUB-ADVISER                                 AVERAGE DAILY NET ASSETS
----                                -----------                                 ------------------------
Behavioral Growth Fund              Fuller & Thaler Asset                       0.60% of the first $200 million
                                    Management, Inc.                            0.55% of the next $100 million
                                                                                0.50% in excess of $300 million

Behavioral Value Fund               Fuller & Thaler Asset                       0.70% of the first $200 million
                                    Management, Inc.                            0.65% of the next $100 million
                                                                                0.60% in excess of $300 million

Behavioral Long/Short Fund          Fuller & Thaler Asset                       1.20% of the first $200 million
                                    Management, Inc.                            1.15% of the next $100 million
                                                                                1.10% in excess of $300 million

REIT Fund                           Bay Isle Financial Corporation              0.70% of the first $200 million
                                                                                0.65% of the next $100 million
                                                                                0.60% in excess of $300 million

Special Small Cap Fund              Kestrel Investment                          0.30% - 1.30%*
                                    Management Corporation

Small Cap Value Fund                J.L. Kaplan Associates, LLC                 0.70% of the first $200 million
                                                                                0.65% of the next $100 million
                                                                                0.60% in excess of $300 million

Hidden Value Fund                   J.L. Kaplan Associates, LLC                 0.60% of the first $200 million
                                                                                0.55% of the next $100 million
                                                                                0.50% in excess of $300 million

All Cap Value Fund                  E.R. Taylor Investments, Inc.               0.40% of the first $200 million
                                                                                0.35% of the next $100 million
                                                                                0.30% in excess of $300 million

Core Equity Fund                    Waite & Associates, LLC                     0.40% of the first $200 million
                                                                                0.35% of the next $100 million
                                                                                0.30% in excess of $300 million

International Small Cap             Unibank Securities, Inc.                    0.80% of the first $200 million
Equity Fund                                                                     0.75% of the next $100 million
                                                                                0.70% in excess of $300 million

International Equity Fund           Unibank Securities, Inc.                    0.60% of the first $200 million
                                                                                0.55% of the next $100 million
                                                                                0.50% in excess of $300 million

* Sub-advisory fee rate for the Special Small Cap Fund varies depending on the investment performance of the Fund. Prior to December 30, 1998, however, the annual fee rate was 0.80%.

The Trust and the Adviser have entered into an Administrative Services Agreement, pursuant to which the Adviser has agreed to provide each Fund all administrative services. Under the Administrative Services Agreement, each Fund pays the Adviser at the annual rate of 0.25% of the Fund's average net asset value.

The Trust has adopted a Service and Distribution Plan with respect to its Investor Class shares pursuant to Rule 12b-1 (the "Investor Class 12b-1 Plan") under the Investment Company Act of 1940. Under the Investor Class 12b-1 Plan, the Trust may pay fees as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of Investor Class shares of the Trust, (ii) providing services relating to the Investor Class shares of the Trust (which would be in addition to any general services provided to a Fund as a whole) and (iii) providing additional personal services to the Trust's Investor Class shareholders and/or for the maintenance of Investor Class shareholder accounts. On an annual basis, the aggregate amount of fees under the Investor Class 12b-1 Plan with respect to each Fund authorized to issue Investor Class shares will not exceed 0.35% of the Fund's average daily net assets attributable to its Investor Class shares. The Investor Class 12b-1 Plan replaced the Shareholder Servicing Plan relating to such shares previously adopted by the Trust.

The Trust has also adopted a Service and Distribution Plan with respect to its C Class shares pursuant to Rule 12b-1 under Investment Company Act of 1940 (the "C Class 12b-1 Plan"). Under the C Class 12b-1 Plan, the Trust may pay fees as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of C Class shares of the Trust and (ii) providing additional personal services to the Trust's C Class shareholders and/ or for the maintenance of C Class shareholder accounts. On an annual basis, the aggregate amount of fees under the C Class 12b-1 Plan with respect to each Fund authorized to issue C Class shares will not exceed 1.00% of the Fund's average daily net assets attributable to its C Class shares.

Prior to its implementation of the Investor Class 12b-1 Plan, each Fund authorized to issue Investor Class shares, except the REIT Fund, had a Shareholder Servicing Plan relating to such shares. Pursuant to the Shareholder Servicing Plan, the Trust, on behalf of the Investor Class shares of each Fund, paid to the Adviser, as the shareholder servicing agent of the Investor Class shares of the Funds, or such other entity as from time to time act as the shareholder servicing agent of such Investor Class shares (the "Servicing Agent"), a fee (the "Shareholder Servicing Fee") for services rendered and expenses borne by the Servicing Agent in connection with the provision of certain services provided to Investor Class shareholders, at an annual rate not to exceed 0.35% of a Fund's average daily net assets attributable to such Fund's Investor Class shares.

The Bank of New York is the custodian for all the Funds except for the Behavioral Long/Short Fund. The Behavioral Long/Short Fund's custodian is Custodial Trust Company. Provident Distributors, Inc. acts as the distributor for the Funds.

For the six months ended February 29, 2000, International Small Cap Equity Fund and International Equity Fund executed portfolio transactions through an affiliate of the Sub-Adviser to the Funds, however, no commissions were paid.

4. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to all Funds, dividends from net investment income are distributed annually and net realized capital gains from investment transactions, if any, are normally distributed to shareholders annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees of the Trust. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and capital gain distributions are determined in accordance with income tax requirements which may differ from generally accepted accounting principles. To the extent the differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These reclassifications have no effect upon net assets or net asset values.

5. TRUSTEES' COMPENSATION

Certain officers of the Trust are also officers and directors of the Adviser. The Trust does not compensate its officers or its trustees who are affiliated with the Adviser. The Trust pays each unaffiliated trustee an annual retainer of $10,000. Each unaffiliated Trustee may elect not to receive such fees on a current basis but to receive in a subsequent period an amount equal to the value that would have resulted had the fees been invested in one or more of the Funds (selected in advance by the Trustee) on the normal payment date for such fees. The Trust did not compensate any officer of the Trust during the Trust's six months ended February 29, 2000.

6. INVESTMENT TRANSACTIONS

Aggregate purchases and proceeds from sales of investment securities (other than U.S. Government Obligations and short-term investments) for the six months ended February 29, 2000 were:

                                                                   AGGREGATE                        PROCEEDS FROM
FUND                                                               PURCHASES                            SALES
----                                                              ------------                      -------------
Behavioral Growth Fund                                            $152,299,490                        $74,978,374
Behavioral Value Fund                                                7,050,675                          1,393,842
Behavioral Long/Short                                                3,709,922                          5,968,157
Behavioral Long/Short Fund - Short Sales                             6,712,702                          3,377,648
REIT Fund                                                           12,437,711                          7,784,791
Special Small Cap Fund                                               8,193,314                          5,718,430
Small Cap Value Fund                                                12,488,995                          6,431,320
Hidden Value Fund                                                      849,872                          1,372,634
All Cap Value Fund                                                     359,661                            429,751
Core Equity Fund                                                       331,388                            992,411
International Small Cap Equity Fund                                  2,469,919                          1,591,784
International Equity Fund                                            5,222,192                            504,172

The aggregate gross unrealized appreciation and depreciation and net unrealized appreciation (depreciation) for all securities, net of securities sold short, as computed on a federal income tax basis, at February 29, 2000, for each Fund were as follows:

FUND                                        COST            APPRECIATION       (DEPRECIATION)          NET APP.(DEP)
----                                    ------------        ------------       --------------          -------------
Behavioral Growth Fund                  $165,090,991         $86,579,563         $ (7,277,001)           $79,302,562
Behavioral Value Fund                      9,228,098           1,866,995           (1,009,703)               857,292
Behavioral Long/Short                      4,706,193           1,392,416             (361,236)             1,031,180
REIT Fund                                 26,379,597             555,255           (1,182,640)             (627,385)
Special Small Cap Fund                    17,993,127           2,016,151           (2,156,141)             (139,990)
Small Cap Value Fund                      26,257,542           2,371,682           (4,472,875)           (2,101,193)
Hidden Value Fund                          2,562,288             257,310             (407,518)             (150,208)
All Cap Value Fund                           716,346              89,009              (86,701)                 2,308
Core Equity Fund                           3,928,802             555,327             (620,089)              (64,762)
International Small Cap Equity Fund        7,717,939           7,418,761             (490,904)             6,927,857
International Equity                       9,810,954           3,982,671             (861,533)             3,121,138

7. CONCENTRATION OF RISK

Small Companies: All of the Funds may invest in companies with relatively small market capitalizations. Several of the Funds will invest primarily in such companies. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.

Real Estate Investment Trusts: REIT Fund invests primarily in shares of companies in the real estate sector. While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with direct ownership of real estate. These risks may include, but are not limited to, price movement as a result of interest rate fluctuations, general and local economic conditions, and heavy cash flow dependency, in addition to securities market risks.

Foreign Securities: International Equity and International Small Cap Equity Funds invest primarily in foreign securities. Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers. These risks include re-valuation of currencies, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Additionally, there may be less available information about a foreign corporate or government issuer, securities of many foreign companies, governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

                              (back inside cover)

                                  How to reach

By phone

     Client Services,
     General information or
     to obtain a prospectus  (888) 242-3514 (toll-free)

     Account Information     (800) 667-1224 (toll-free)

A Registered Representative of Undiscovered Managers can be reached from 7:30 am - 7:00 pm CT

     By fax                  (214) 999-7201

     By mail                 700 North Pearl Street, Suite 1700
                             Dallas, TX 75201

     By e-mail               invest@undiscoveredmanagers.com

(back cover)

Undiscovered Managers Funds
700 North Pearl Street
Suite 1700
Dallas, Texas 75201
(888) 242-3514
www.undiscoveredmanagers.com